SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  32  (File No. 33-5102)                         [X]
                             ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  33  (File No. 811-4647)                                       [X]
              ----

AXP SPECIAL TAX-EXEMPT SERIES TRUST
IDS Tower 10
Minneapolis, Minnesota  55440-0010

Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It  is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on Aug.  27, 1999  pursuant to  paragraph  (b)
     [ ] 60 days after  filing pursuant to paragraph  (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph  (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        AXPSM California Tax-Exempt Fund
                      AXPSM Massachusetts Tax-Exempt Fund
                         AXPSM Michigan Tax-Exempt Fund
                        AXPSM Minnesota Tax-Exempt Fund
                         AXPSM New York Tax-Exempt Fund
                           AXPSM Ohio Tax-Exempt Fund

                                   PROSPECTUS

                                  Aug. 27, 1999


Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local income tax.


Please note that each Fund:
o  is not a bank deposit
o  is not federally insured
o  is not endorsed by any bank or government agency
o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:


The Funds                                                3p
Goal                                                     3p
Investment Strategy                                      3p
Risks                                                    4p
Past Performance                                         6p
Fees and Expenses                                       11p
Management                                              13p
Buying and Selling Shares                               14p
Valuing Fund Shares                                     14p
Investment Options                                      14p
Purchasing Shares                                       15p
Sales Charges                                           18p
Exchanging/Selling Shares                               21p
Distributions and Taxes                                 25p
Personalized Shareholder Information                    26p
About the Company                                       27p
Quick Telephone Reference                               28p
Financial Highlights                                    29p
Appendix                                                35p

                              FUND INFORMATION KEY

Goal and Investment Strategy
Each Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

Risks
The major risk factors associated with each Fund.

Fees and Expenses
The overall costs incurred by an investor in each Fund, including sales charges and annual expenses.

Management
The individual or group designated by the investment manager to handle each Fund's day-to-day management.

Financial Highlights
Tables showing each Fund's financial performance.

The Funds

GOAL
Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local tax. Because any investment involves risk, achieving these goals cannot be guaranteed.



INVESTMENT STRATEGY
Each of the California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds is a non-diversified mutual fund that invests primarily in high- or medium-quality municipal obligations that are generally exempt from federal income tax as well as from the respective state and local income tax. Under normal market conditions, each Fund will invest at least 80% if its net assets in bonds, notes, and commercial paper issued by or on behalf of its respective state or local governmental units. Each Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds. Each Fund also may invest up to 20% of its net assets in debt obligations whose interest is subject to the alternative minimum tax computation. Additionally, each Fund may invest up to 25% of its net assets in lower-quality bonds (junk bonds).


The selection of debt obligations that are tax-exempt is the primary decision in building each Fund's investment portfolio.

In pursuit of each Fund's goal,  American Express Financial  Corporation (AEFC),
the  Funds'   investment   manager,   chooses   investments  by:


     o Considering opportunities and risks given current and expected interest rates.
     o Identifying obligations in sectors which, due to supply and demand, are offering higher yields than comparable instruments.
     o Identifying obligations that:
        -- are investment-grade,
        -- have coupons and/or  maturities  that are consistent  with AEFC's interest rate  outlook,  and
        -- are expected to outperform other securities on a risk-adjusted basis (i.e., after considering coupon, sinking fund provision, call protection, and quality).

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     --  the  security  is  overvalued   relative  to  other  potential
         investments,
     --  the issuer's credit rating declines or AEFC expects a decline
        (the Fund may continue to own securities that are down-graded until
        AEFC believes it is advantageous to sell),
     -- political,   economic,   or  other  events  could  affect  the  issuer's
        performance,
     -- AEFC expects the issuer to call the security, and -- AEFC identifies a more attractive opportunity.

Although not a primary investment strategy, each Fund also may invest in derivative instruments, money market securities and other short-term tax-exempt securities.

During weak or declining markets or when the supply of these types of obligations is low, each Fund may invest more of its assets in money market securities or certain taxable investments. Although a Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For more information on strategies and holdings, see the Funds' Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in each

Fund include:

   Market Risk
   Interest Rate Risk
   Credit Risk
   Legal/Legislative Risk
   Sector/Concentration Risk
   Style Risk

For details regarding economic conditions and other recent developments in each state please see the SAI.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Legal/Legislative Risk
Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).


Each Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on each Fund's performance, it may be more susceptible to a single economic, political or regulatory occurence than a diversified fund.


Style Risk
Each Fund invests primarily in municipal obligations. The yields on these securities are dependent on a variety of factors, including the financial condition of the issuer or other obligor or the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, and the rating of the issue.


Although, such factors will apply to each Fund, each Fund will experience particular sensitivity to local conditions -- such as political and economic changes, adverse conditions to an industry significant to the area, and other developments. Please remember that most state and local economies have experienced significant expansions over the past 5-7 years. In recessionary periods, more issuers may default on their obligations.

The following discussion provides background information about the economies of those geographic areas in which each Fund may invest a significant portion of its assets. These summaries are general in nature and economic conditions in a particular state may change at any time. Please see the SAI for additional state-specific risk factors.

AXP California Tax-Exempt Fund -- California's economy, although fairly diverse, is impacted significantly by the retail, entertainment, tourism, construction (residential and commercial) and telecommunications industries. Although
California's recent economic expansion slowed in early 1998, recent data indicates that growth has again strengthened.

AXP Massachusetts Tax-Exempt Fund -- Massachusetts' economy is fundamentally strong, due in part to strong financial operations and cash positions. Personal income growth in the State recently ranked among the highest in the U.S. Major contributors to the State's recent economic growth are the manufacturing, services and trade sectors.

AXP Michigan Tax-Exempt Fund -- Michigan's economy, which continues to be strong, is primarily concentrated in the manufacturing sector. This sector accounts for about one-third of the State's personal income. Cost-containment pressures in manufacturing are expected to limit future employment and wage-rate growth.

AXP Minnesota Tax-Exempt Fund -- Minnesota's economy, although fairly diverse, is primarily concentrated in the manufacturing, services and trade sectors and is influenced by the vast supply of resources in the state. Factors contributing to recent increases in the State's per-capita income include a growing labor force, longer working hours and multiple job holdings.

AXP New York Tax-Exempt Fund -- New York's economy is well-diversified with major industrial and commercial concerns across a broad range of employment sectors. Much of the state's overall economic prosperity in recent years is tied to the finance, insurance and real estate industries. The State's recent economic recovery continues to be fairly steady.

AXP Ohio Tax-Exempt Fund -- Ohio's economy, although fairly diverse, is primarily concentrated in the services sector and is highly influenced by the contruction industry. The State's recent credit position has drawn increasing strength from prudent financial management and economic changes contributing to diversification and stability.

PAST PERFORMANCE
Thefollowing bar chart and table indicate the risks and variability of investing in each Fund by showing:
     o how each Fund's performance has varied for each full calendar year shown on the chart below, and
     o how each Fund's average annual total returns compare to a recognized index.

How each Fund has performed in the past does not indicate how the Fund will perform in the future.


--------------------------------------------------------------------------------
 California -- Class A Performance* (based on calendar years)

+10.04%   +5.72%    +10.93%   +8.34%    +12.03%   -5.27%    +15.23%   +3.46%    +7.93%    +5.81%
1989      1990      1991      1992      1993      1994      1995      1996      1997      1998

During the period shown in the bar chart, the highest return for a calendar quarter was +7.10% (quarter ending March 1995) and the lowest return for a calendar quarter was -4.89% (quarter ending March 1994).

The Fund's year to date return as of June 30, 1999 was -1.36%.

Massachusetts -- Class A Performance* (based on calendar years)

+7.31%    +6.11%    +11.99%   +9.06%    +12.33%   -5.20%    +15.49%   +3.32%    +8.31%    +5.67%
1989      1990      1991      1992      1993      1994      1995      1996      1997      1998

During the period shown in the bar chart, the highest return for a calendar quarter was +7.08% (quarter ending March 1995) and the lowest return for a calendar quarter was -5.40% (quarter ending March 1994).

The Fund's year to date return as of June 30, 1999 was -1.11%.


Michigan -- Class A Performance* (based on calendar years)

+10.42%   +4.73%    +11.42%   +9.50%    +12.47%   -4.86%    +16.12%   +2.78%    +7.53%    +5.60%
1989      1990      1991      1992      1993      1994      1995      1996      1997      1998

During the period shown in the bar chart, the highest return for a calendar quarter was +7.02% (quarter ending March 1995) and the lowest return for a calendar quarter was -5.00% (quarter ending March 1994).

The Fund's year to date return as of June 30, 1999 was -0.98%.

Minnesota -- Class A Performance* (based on calendar years)

+10.68%   +5.36%    +10.82%   +8.63%    +11.33%   -4.31%    +14.86%   +3.57%    +8.42%    +5.83%
1989      1990      1991      1992      1993      1994      1995      1996      1997      1998

During the period shown in the bar chart, the highest return for a calendar quarter was +6.68% (quarter ending March 1995) and the lowest return for a calendar quarter was -5.03% (quarter ending March 1994).

The Fund's year to date return as of June 30, 1999 was -0.48%.

New York -- Class A Performance* (based on calendar years)

+10.04%   +5.23%    +12.41%   +9.59%    +11.53%   -5.04%    +13.41%   +2.79%    +8.81%    +5.63%
1989      1990      1991      1992      1993      1994      1995      1996      1997      1998

During the period shown in the bar chart, the highest return for a calendar quarter was +6.20% (quarter ending March 1995) and the lowest return for a calendar quarter was -5.09% (quarter ending March 1994).

The Fund's year to date return as of June 30, 1999 was -1.11%.

Ohio -- Class A Performance* (based on calendar years)

+9.28%    +5.38%    +11.43%   +9.43%    +11.54%   -4.79%    +14.51%   +3.32%    +7.95%    +5.64%
1989      1990      1991      1992      1993      1994      1995      1996      1997      1998

During the period shown in the bar chart, the highest return for a calendar quarter was +6.89% (quarter ending March 1995) and the lowest return for a calendar quarter was -5.06% (quarter ending March 1994).

The Fund's year to date return as of June 30, 1999 was -0.64%.


*The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B may vary from that shown above because of differences in sales charges and fees.


 Average Annual Total Returns (as of Dec. 31, 1998)
                                             1 year                5 years                10 years             Since inception
---------------------------------------------------------------------------------------------------------------------------------
 California:
---------------------------------------------------------------------------------------------------------------------------------
   Class A                                  +0.52%                  +4.15%                 +6.74%                     --%
---------------------------------------------------------------------------------------------------------------------------------
   Class B                                  +1.05%                      --%                     --%                     +5.28%a
 Massachusetts:
---------------------------------------------------------------------------------------------------------------------------------
   Class A                                  +0.39%                  +4.23%                 +6.75%                     --%
---------------------------------------------------------------------------------------------------------------------------------
   Class B                                  +0.89%                      --%                     --%                     +5.35%a
 Michigan:
---------------------------------------------------------------------------------------------------------------------------------
   Class A                                  +0.32%                  +4.14%                 +6.87%                     --%
---------------------------------------------------------------------------------------------------------------------------------
   Class B                                  +0.83%                      --%                     --%                     +5.13%a
 Minnesota:
---------------------------------------------------------------------------------------------------------------------------------
   Class A                                  +0.54%                  +4.41%                 +6.85%                     --%
---------------------------------------------------------------------------------------------------------------------------------
   Class B                                  +1.06%                      --%                     --%                     +5.46%a
 New York:
---------------------------------------------------------------------------------------------------------------------------------
   Class A                                  +0.35%                  +3.87%                 +6.76%                     --%
---------------------------------------------------------------------------------------------------------------------------------
   Class B                                  +0.83%                      --%                     --%                     +5.04%a
 Ohio:
---------------------------------------------------------------------------------------------------------------------------------
   Class A                                  +0.36%                  +4.06%                 +6.69%                     --%
---------------------------------------------------------------------------------------------------------------------------------
   Class B                                  +0.88%                      --%                     --%                     +5.09%a
---------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Municipal Bond Index       +6.48%                  +5.84%                 +8.01%                     +7.41%b

  a      Inception date was March 20, 1995.
  b      Measurement period started April 1, 1995.


This table shows total returns from hypothetical investments in Class A and Class B shares of the Fund. These returns are compared to the index shown for the same periods. The performance of Class B will vary from Class A because of differences in sales charges and fees.

For purposes of this calculation we assumed:
o  a sales charge of 5% for Class A shares,
o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC)for Class B shares, and
o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


Lehman Brothers Municipal Bond Index, an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in a Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

FEES AND EXPENSES
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

----------------------------------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment)
                                                           Class A           Class B
Maximum sales charge (load) imposed on purchasesa
----------------------------------------------------------------------------------------------------------
(as a percentage of offering price)                          5%               none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)     none               5%



----------------------------------------------------------------------------------------------------------
 Annual Fund operating expenses (expenses that are deducted from Fund assets)
California
As a percentage of average daily net assets:                Class A          Class B
----------------------------------------------------------------------------------------------------------
 Management fees                                             0.47%            0.47%
 Distribution (12b-1) fees                                   0.25%            1.00%
 Other expensesb                                             0.14%            0.16%
 Total                                                       0.86%            1.63%


Massachusetts
As a percentage of average daily net assets:                Class A          Class B
----------------------------------------------------------------------------------------------------------
 Management fees                                             0.47%            0.47%
 Distribution (12b-1) fees                                   0.25%            1.00%
 Other expensesb                                             0.18%            0.19%
 Total                                                       0.90%            1.66%


Michigan
As a percentage of average daily net assets:                Class A          Class B
----------------------------------------------------------------------------------------------------------
 Management fees                                             0.47%            0.47%
 Distribution (12b-1) fees                                   0.25%            1.00%
 Other expensesb                                             0.20%            0.22%
 Total                                                       0.92%            1.69%





Minnesota
As a percentage of average daily net assets:                Class A          Class B
----------------------------------------------------------------------------------------------------------
 Management fees                                             0.46%            0.46%
 Distribution (12b-1) fees                                   0.25%            1.00%
 Other expensesb                                             0.16%            0.17%
 Total                                                       0.87%            1.63%


New York
As a percentage of average daily net assets:                Class A          Class B
----------------------------------------------------------------------------------------------------------
 Management fees                                             0.47%            0.47%
 Distribution (12b-1) fees                                   0.25%            1.00%
 Other expensesb                                             0.19%            0.19%
 Total                                                       0.91%            1.66%


Ohio
As a percentage of average daily net assets:                Class A          Class B
----------------------------------------------------------------------------------------------------------
 Management fees                                             0.47%            0.47%
 Distribution (12b-1) fees                                   0.25%            1.00%
 Other expensesb                                             0.25%            0.25%
----------------------------------------------------------------------------------------------------------
 Total                                                       0.97%            1.72%

a This charge may be reduced depending on your total investments in American Express funds. See "Sales Charges."
b Expenses for Class A and Class B are based on actual expenses for the last fiscal year, restated to reflect current fees.
c Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.

Example
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and each Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

California
                                         1 year            3 years           5 years          10 years
----------------------------------------------------------------------------------------------------------
 Class Aa                                 $583              $761              $954            $1,512
----------------------------------------------------------------------------------------------------------
 Class Bb                                 $666              $914            $1,088            $1,731d
----------------------------------------------------------------------------------------------------------
 Class Bc                                 $166              $514              $888            $1,731d

Massachusetts
                                         1 year            3 years           5 years          10 years
----------------------------------------------------------------------------------------------------------
 Class Aa                                 $587              $773              $974            $1,557
----------------------------------------------------------------------------------------------------------
 Class Bb                                 $669              $924            $1,103            $1,767d
----------------------------------------------------------------------------------------------------------
 Class Bc                                 $169              $524              $903            $1,767d

Michigan
                                         1 year            3 years           5 years          10 years
----------------------------------------------------------------------------------------------------------
 Class Aa                                 $589              $779              $985            $1,579
----------------------------------------------------------------------------------------------------------
 Class Bb                                 $672              $933            $1,119            $1,797d
----------------------------------------------------------------------------------------------------------
 Class Bc                                 $172              $533              $919            $1,797d

Minnesota
                                         1 year            3 years           5 years          10 years
----------------------------------------------------------------------------------------------------------
 Class Aa                                 $584              $764              $959            $1,523
----------------------------------------------------------------------------------------------------------
 Class Bb                                 $666              $914            $1,088            $1,734d
----------------------------------------------------------------------------------------------------------
 Class Bc                                 $166              $514              $888            $1,734d

New York
                                         1 year            3 years           5 years          10 years
----------------------------------------------------------------------------------------------------------
 Class Aa                                 $588              $776              $979            $1,568
----------------------------------------------------------------------------------------------------------
 Class Bb                                 $669              $924            $1,103            $1,770d
----------------------------------------------------------------------------------------------------------
 Class Bc                                 $169              $524              $903            $1,770d

Ohio
                                         1 year            3 years           5 years          10 years
----------------------------------------------------------------------------------------------------------
 Class Aa                                 $594              $794            $1,010            $1,634
 Class Bb                                 $675              $942            $1,134            $1,836d
----------------------------------------------------------------------------------------------------------
 Class Bc                                 $175              $542              $934            $1,836d

a Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC. c Assumes you did not sell your Class B shares at the end of the period. d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


MANAGEMENT
Paul Hylle, portfolio manager for each Fund, joined AEFC in 1993. He also serves as portfolio manager of AXP Insured Tax-Exempt Fund.

Buying and Selling Shares
References to "Fund" throughout the remainder of this prospectus refers to AXP California Tax-Exempt Fund, AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund, AXP Ohio Tax-Exempt Fund, singularly or collectively as the context requires.

VALUING FUND SHARES
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it, invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS
1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

----------------------------------------------------------------------------------------------------------
 Investment options summary:
Class A               Maximum sales charge of 5%

                      Initial sales charge waived or reduced for certain purchases

                      Annual distribution fee of 0.25% of average daily net assets*

                      Lower annual expenses than Class B shares
----------------------------------------------------------------------------------------------------------

Class B               No initial sales charge

                      CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

                      CDSC waived in certain circumstances

                      Shares convert to Class A in ninth year of ownership

                      Annual distribution fee of 1.00% of average daily net assets*

                      Higher annual expenses than Class A shares
----------------------------------------------------------------------------------------------------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related fees for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

AXP STATE TAX-EXEMPT FUNDS Should you purchase Class A or Class B shares?
If your investments in American Express funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have an additional annual distribution fee of 0.75% and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

PURCHASING SHARES
If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

     o a $50 penalty for each failure to supply your  correct TIN,
     o a civil penalty of $500 if you make a false statement that results in no backup withholding, and
     o criminal penalties for falsifying information.


You also could be subject to backup withholding if the IRS requires us to do so because you failed to report required interest or dividends on your tax return.

 How to determine the correct TIN
                    `
For this type of account:               Use the Social Security or Employer Identification number of:

Individual or joint account             The individual or one of the individuals listed on the joint account
----------------------------------------------------------------------------------------------------------

Custodian account of a minor            The minor
(Uniform Gifts/Transfers to Minors Act)

A revocable living trust                The grantor-trustee (the person who puts the money into
                                        the trust)


An irrevocable trust, pension trust     The legal entity (not the personal representative  or
or estate                               trustee,  unless no legal entity is designated in the account title)


Sole proprietorship                     The owner

Partnership                             The partnership

Corporate                               The corporation

Association, club or tax-exempt organization
                                        The organization
----------------------------------------------------------------------------------------------------------

For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Three ways to invest

--------------------------------------------------------------------------------
 1 By mail:
Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.

P.O. Box 74

Minneapolis, MN 55440-0074

Minimum amounts

Initial investment:        $2,000

Additional investments:    $100

Account balances:          $300

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan:
Contact your financial advisor for assistance in setting up one of the following scheduled plans:
     o automatic payroll deduction,
     o bank authorization,
     o direct deposit of Social Security check, or
     o other plan approved by the Fund.

Minimum amounts

Initial investment:        $100

Additional investments:    $100/mo.

Account balances:          none (on active plans with monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

--------------------------------------------------------------------------------
3 By wire or electronic funds transfer: If you have an established account, you may wire money to:

Norwest Bank Minnesota

Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts

Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

SALES CHARGES
Class A -- initial sales charge alternative
When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

--------------------------------------------------------------------------------
 Total investment                   Sales charge as percentage of:a
                         Public offering priceb          Net amount invested
--------------------------------------------------------------------------------
 Up to $50,000                    5.0%                          5.26%
 Next $50,000                     4.5                           4.71
 Next $400,000                    3.8                           3.95
 Next $500,000                    2.0                           2.04
--------------------------------------------------------------------------------
 $1,000,000 or more               0.0                           0.00

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply. b Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:
     o you now are investing in this Fund,
     o you have previously  invested in this Fund,  or
     o you and your primary household group are investing or have invested in other American Express funds that have a sales charge.
       (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies:
o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and
o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

Waivers of the sales charge for Class A shares Sales charges  do not  apply to:
o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners and unmarried children under 21.
o current or retired American Express financial advisors, their spouses or domestic partners and unmarried children under 21.
o investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.
o qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to American Express funds. Eligibility must be determined in advance by AEFA. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)
o shareholders who have at least $1 million invested in American Express funds. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.
o  purchases made within 30 days after a sale of shares (up to the amount sold):
   -- of a product distributed by AEFA in a qualified plan subject to a deferred sales charge, or -- in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

   Send the Fund a written request along with your payment, indicating the date and the amount of the sale.


o  purchases made:
   -- with  dividend or capital  gain  distributions  from this Fund or from the same class of another American Express fund that has a sales charge, -- through or under a wrap fee product sponsored by AEFA, -- within the University of Texas System ORP,
   -- within a segregated separate account offered by Nationwide Life Insurance
      Company or Nationwide Life and Annuity Insurance Company,
   -- within the University of Massachusetts  After-Tax Savings Program,
   -- with the proceeds from IDS Life Real Estate  Variable  Annuity surrenders,  or
   -- through or under a  subsidiary  of AEFC  offering  Personal  Trust
      Services' Asset-Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative
A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

     If the  sale  is  made  during  the:    The  CDSC percentage rate is:
--------------------------------------------------------------------------------
                    First year                          5%
                    Second year                         4%
                    Third year                          4%
                    Fourth year                         3%
                    Fifth year                          2%
                    Sixth year                          1%
                    Seventh year                        0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:
Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:
     o in the event of the shareholder's death, o held in trust for an employee benefit plan, or
     o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
            -- at least 591/2 years old AND
            -- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan in a product distributed by AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) OR
            -- selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES
Exchanges
You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:
o  Exchanges must be made into the same class of shares of the new fund.
o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.
o  Once we receive your exchange  request,  you cannot cancel it.
o  Shares of the new fund may not be used on the same day for another exchange.
o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares
You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares
--------------------------------------------------------------------------------
 1 By letter:
Include in your letter:
o  the name of the fund(s),
o  the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
o  your TIN,
o  the  dollar  amount  or  number  of shares  you want to  exchange  or sell,
o  signature(s)  of all registered  account owners,
o  for sales,  indicate how you want your money  delivered  to you, and
o  any paper  certificates  of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

--------------------------------------------------------------------------------
 2 By telephone:
American Express Financial Advisors

Telephone Transaction Service

800-437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.
o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC.
   Each registered owner must sign the request.
o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100  Maximum sale amount: $50,000

Three ways to receive payment when you sell shares
--------------------------------------------------------------------------------
 1 By regular or express mail:
o  Mailed to the address on record.
o  Payable to names listed on the account.

NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

--------------------------------------------------------------------------------
 2 By wire or electronic funds transfer:

o  Minimum wire: $1,000.

o  Request that money be wired to your bank.

o Bank account must be in the same ownership as the American Express fund account.

NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

--------------------------------------------------------------------------------
 3 By scheduled payout plan:

o Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes
As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTION
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless: o you request distributions in cash, or o you direct the Fund to invest your distributions in the same class of any publicly offered American
   Express fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.


TAXES
Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from other capital gain distributions and income earned are not exempt from federal income taxes.
Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.


Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.


Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). If you sell shares for less than their cost, the difference is a capital loss.


If you buy Class A shares of another American Express fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.


Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Personalized Shareholder Information
To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:


QUARTERLY STATEMENTS
List your holdings and transactions during the previous three months, as well as individualized return information.


YEARLY TAX STATEMENTS
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.


PERSONALIZED MUTUAL FUND PROGRESS REPORTS
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

About the Company

BUSINESS STRUCTURE
                                                                 ---------------------
                                                                     Shareholders
                                                                 ---------------------

                                                                 ---------------------
                                                                    Your American
                                                                  Express financial
                                                                  advisor and other
                                                                   servicing agents

                                                                  May receive a fee
                                                                   for their sales
                                                                 efforts and ongoing
                                                                       service.
                                                                 ---------------------


-----------------------          ---------------------           ---------------------          ---------------------
   Transfer Agent:                  Administrative                                                Distributor and
   American Express                Services Agent:                                                  Shareholder
    Client Service                 American Express                                               Services Agent:
     Corporation                      Financial                                                   American Express
                                     Corporation                                                 Financial Advisors
Maintains shareholder
 accounts and records                  Provides           <-           The Fund          ->         Markets and
    for the Fund;                 administrative and                                            distributes shares;
 receives a fee based            accounting services                                             receives a portion
   on the number of                 for the Fund;                                               of the sales charge
accounts it services.               receives a fee                                                  or CDSC and
                                   based on average                                              distribution fee.
                                  daily net assets.                                               Also provides a
                                                                                                 variety of ongoing
                                                                                                    shareholder
                                                                                                     services.



-----------------------          ---------------------                                          ---------------------

                                 ---------------------                                          ---------------------
                                 Investment Manager:                                                 Custodian:
                                   American Express                                               U.S. Bank National
                                      Financial                                                     Association
                                     Corporation
                                                                                                      Provides
                                     Manages the          <-                             ->        safekeeping of
                                     Fund's                                                      assets; receives a
                                   investments and                                                fee that varies
                                    receives a fee                                              based on the number
                                   based on average                                             of securities held.
                                  daily net assets.*
                                 ---------------------           ---------------------          ---------------------

* Each Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.47% of its average daily net assets for California, 0.47% for Massachusetts, 0.47% for Michigan, 0.46% for Minnesota, 0.47% for New York and 0.47% for Ohio. Under the Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses.

                     AMERICAN EXPRESS FINANCIAL CORPORATION
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $92 billion for all American Express funds, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $232 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 9,300 advisors.


AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.


YEAR 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.

Quick Telephone Reference

AMERICAN EXPRESS FINANCIAL ADVISORS

TELEPHONE TRANSACTION SERVICE
Sales and exchanges, dividend payments or reinvestments and automatic payment arrangements:
800-437-3133


AMERICAN EXPRESS CLIENT SERVICE CORPORATION
Fund performance, fund prices, account values, recent account transactions and account inquiries:
800-862-7919


TTY SERVICE For the hearing impaired:
800-846-4852

                                          Financial Highlights

AXP California Tax-Exempt Trust

AXP California Tax-Exempt Fund



Fiscal period ended June 30,

----------------------------------------------------------------------------------------------------------
 Per share income and capital changesa
                                                      Class A                                        Class B

                                        1999     1998     1997     1996     1995       1999     1998     1997     1996    1995b

Net asset value, beginning of period   $5.35    $5.24    $5.15    $5.16    $5.13      $5.35    $5.24    $5.15    $5.16   $5.21
----------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)             .27      .29      .29      .28      .30        .22      .25      .25      .24     .09

Net gains (losses) (both realized and
unrealized)                             (.17)     .11      .10      .02        .03     (.17)     .11      .10      .02    (.05)
----------------------------------------------------------------------------------------------------------

Total from investment operations         .10      .40      .39      .30      .33        .05      .36      .35      .26     .04

Less distributions:

Dividends from net investment income    (.27)    (.29)    (.29)    (.28)    (.30)      (.22)    (.25)    (.25)    (.24)   (.09)

Distributions from realized gains         --       --     (.01)    (.03)      --         --       --     (.01)    (.03)     --
----------------------------------------------------------------------------------------------------------------------------------

Total distributions                     (.27)    (.29)    (.30)    (.31)    (.30)      (.22)    (.25)    (.26)    (.27)   (.09)

Net asset value, end of period         $5.18    $5.35    $5.24    $5.15    $5.16      $5.18    $5.35    $5.24    $5.15   $5.16

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data

Net assets, end of period (in millions) $246    $239     $232     $234      $239        $21      $15      $10       $6      $2
---------------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average daily net
assetsd                                 .79%     .75%    .77%     .80%       .65%      1.53%    1.50%    1.52%    1.57%   1.51%c

Ratio of net investment income (loss)
to average daily net assets             4.97%    5.24%    5.64%    5.40%    5.89%      4.23%    4.50%    4.94%    4.64%   4.87%c

Portfolio turnover rate

(excluding short-term securities)      16%      15%      14%      15%      48%        16%      15%      14%      15%     48%

Total returne                        1.80%    7.72%    7.77%    6.00%    6.52%      1.03%    6.94%    6.95%    5.19%    .80%
---------------------------------------------------------------------------------------------------------------------------------

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Adjusted to an annual basis.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

                                  AXP Special Tax-Exempt Series Trust
                                    AXP Massachusetts Tax-Exempt Fund

Fiscal period ended June 30,

----------------------------------------------------------------------------------------------------------
 Per share income and capitala

                                                      Class A                                        Class B

                                        1999     1998     1997     1996     1995       1999     1998     1997     1996    1995b

Net asset value, beginning of period   $5.56    $5.42    $5.30    $5.27    $5.24      $5.56    $5.42    $5.30    $5.27   $5.31
----------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)             .27      .29      .29      .28      .30        .23      .24      .25      .24     .09

Net gains (losses) (both realized
and unrealized)                         (.17)     .14      .12      .03      .03       (.17)     .14      .12      .03    (.04)
---------------------------------------------------------------------------------------------------------------------------------

Total from investment operations         .10      .43      .41      .31      .33        .06      .38      .37      .27     .05

Less distributions:

Dividends from net investment income    (.27)    (.29)    (.29)    (.28)    (.30)      (.23)    (.24)    (.25)    (.24)   (.09)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period         $5.39    $5.56    $5.42    $5.30    $5.27      $5.39    $5.56    $5.42    $5.30   $5.27

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data

Net assets, end of period (in millions)  $70      $67      $67      $68      $68        $17      $13       $8       $6      $2
---------------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average daily
net assetsd                              .81%     .82%     .84%     .86%     .72%      1.56%    1.57%    1.59%   1.63%    1.59%c

Ratio of net investment income (loss)

to average daily net assets             4.99%    5.17%    5.32%    5.26%    5.74%      4.25%    4.43%    4.58%    4.51%   4.83%c

Portfolio turnover rate

(excluding short-term securities)          5%       9%       8%       6%      16%         5%       9%       8%       6%     16%

Total returne                           1.72%    8.13%    7.81%    5.96%    6.53%       .96%    7.32%    7.00%    5.19%    .90%
----------------------------------------------------------------------------------------------------------------------------------

a For a share outstanding throughout the period. Rounded to the nearest cent. b Inception date was March 20, 1995.
c Adjusted to an annual basis.
d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

                                  AXP Special Tax-Exempt Series Trust
                                       AXP Michigan Tax-Exempt Fund

Fiscal period ended June 30,

----------------------------------------------------------------------------------------------------------
 Per share income and capital changesa

                                                      Class A                                        Class B

                                        1999     1998     1997     1996     1995       1999     1998     1997     1996    1995b
Net asset value, beginning of period   $5.57    $5.44    $5.36    $5.39    $5.35      $5.57    $5.44    $5.36    $5.39   $5.43
----------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)             .28      .29      .29      .30      .30        .24      .25      .25      .25     .09

Net gains (losses) (both realized
and unrealized)                         (.17)     .13      .08      .04      .05       (.17)     .13      .08      .04    (.04)
----------------------------------------------------------------------------------------------------------

Total from investment operations         .11      .42      .37      .34      .35        .07      .38      .33      .29     .05

Less distributions:

Dividends from net investment income    (.28)    (.29)    (.29)    (.30)    (.31)      (.24)    (.25)    (.25)    (.25)   (.09)

Distributions from realized gains       (.02)   --       --        (.07)   --          (.02)   --       --        (.07)  --
----------------------------------------------------------------------------------------------------------

Total distributions                     (.30)    (.29)    (.29)    (.37)    (.31)      (.26)    (.25)    (.25)    (.32)   (.09)

Net asset value, end of period         $5.38    $5.57    $5.44    $5.36    $5.39      $5.38    $5.57    $5.44    $5.36   $5.39

----------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:

Net assets, end of period (in millions) $77      $77      $77      $79       $78         $7       $5       $4       $3      $1
----------------------------------------------------------------------------------------------------------

Ratio of expenses to average daily net
assetsd                                .83%     .82%     .81%     .82%       .70%      1.59%    1.57%    1.56%    1.59%   1.62%c

Ratio of net investment income

(loss) to average daily net assets      5.00%    5.19%    5.38%    5.37%    5.71%      4.25%    4.44%    4.65%    4.63%   4.89%c

Portfolio turnover rate

(excluding short-term securities)        20%      10%      21%      29%      48%        20%      10%      21%       29%     48%

Total returne                           1.92%    7.66%    7.12%    6.30%    6.59%      1.17%    6.86%    6.32%    5.57%    .90%
----------------------------------------------------------------------------------------------------------

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Adjusted to an annual basis.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

                                  AXP Special Tax-Exempt Series Trust
                                      AXP Minnesota Tax-Exempt Fund

Fiscal period ended June 30,

----------------------------------------------------------------------------------------------------------
 Per share income and capital changesa

                                                      Class A                                        Class B
                                       1999     1998     1997     1996     1995       1999     1998     1997     1996    1995b

Net asset value, beginning of period   $5.41    $5.30    $5.20    $5.19    $5.16      $5.41    $5.30    $5.20    $5.19   $5.24
----------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)             .29      .30      .31      .30      .31        .25      .26      .27      .26     .09

Net gains (losses) (both realized
and unrealized)                         (.15)     .11      .10      .01      .03       (.15)     .11      .10      .01    (.05)
--------------------------------------------------------------------------------------------------------------------------------

Total from investment operations         .14      .41      .41      .31      .34        .10      .37      .37      .27     .04

Less distributions:

Dividends from net investment income    (.29)    (.30)    (.31)    (.30)    (.31)      (.25)    (.26)    (.27)    (.26)   (.09)
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period         $5.26    $5.41    $5.30    $5.20    $5.19      $5.26    $5.41    $5.30    $5.20   $5.19

--------------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:

Net assets, end of period (in millions) $406     $385     $376     $393     $403        $46      $31      $22      $16      $4
--------------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average daily net
assetsd                                 .78%     .75%     .75%     .80%      .67%      1.54%    1.50%    1.50%   1.57%    1.27%c

Ratio of net investment income (loss)

to average daily net assets             5.37%    5.61%    5.81%    5.66%    6.01%      4.61%    4.86%    5.05%    4.94%   5.40%c

Portfolio turnover rate

(excluding short-term securities)        13%       8%      14%      13%      28%        13%       8%      14%       13%     28%

Total returne                           2.62%    7.96%    8.06%    5.90%    6.77%      1.85%    7.17%    7.23%    5.20%    .80%
---------------------------------------------------------------------------------------------------------------------------------

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Adjusted to an annual basis.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

                                  AXP Special Tax-Exempt Series Trust
                                       AXP New York Tax-Exempt Fund

Fiscal period ended June 30,

----------------------------------------------------------------------------------------------------------
 Per share income and capital changesa

                                                      Class A                                        Class B

                                       1999     1998     1997     1996     1995       1999     1998     1997     1996    1995b
Net asset value, beginning of period   $5.29    $5.15    $5.06    $5.09    $5.12      $5.29    $5.15    $5.06    $5.09   $5.17
---------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)             .25      .27      .28      .29      .30        .21      .23      .25      .25     .09

Net gains (losses) (both realized
and unrealized)                         (.14)     .14      .09     (.03)    (.03)      (.14)     .14      .09     (.03)   (.08)
---------------------------------------------------------------------------------------------------------------------------------

Total from investment operations         .11      .41      .37      .26      .27        .07      .37      .34      .22     .01

Less distributions:

Dividends from net investment income    (.25)    (.27)    (.28)    (.29)    (.30)      (.21)    (.23)    (.25)    (.25)   (.09)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period          $5.15    $5.29    $5.15    $5.06    $5.09      $5.15    $5.29    $5.15    $5.06   $5.09

----------------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data:

Net assets, end of period
(in millions)                           $102      $105     $108     $115     $120        $14      $10       $8       $5      $2
----------------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average daily net
assetsd                                 .82%      .79%     .81%     .82%     .70%       1.57%    1.55%    1.56%    1.59%   1.59%c

Ratio of net investment income (loss)

to average daily net assets             4.93%    5.22%    5.55%    5.51%    6.00%      4.20%    4.47%    4.81%    4.79%   5.42%c

Portfolio turnover rate

(excluding short-term securities)          8%      10%      12%       9%      20%         8%      10%      12%       9%     20%

Total returne                           2.04%    8.20%    7.60%    5.23%    5.46%      1.28%    7.35%    6.80%    4.40%    .20%
----------------------------------------------------------------------------------------------------------------------------------

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Adjusted to an annual basis.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

                                  AXP Special Tax-Exempt Series Trust
                                         AXP Ohio Tax-Exempt Fund

Fiscal period ended June 30,

--------------------------------------------------------------------------------------------------------------------------------
 Per share income and capital changesa

                                                      Class A                                        Class B
                                       1999     1998     1997     1996     1995       1999     1998     1997     1996    1995b

Net asset value, beginning of period   $5.50    $5.38    $5.28    $5.28    $5.26      $5.50    $5.38    $5.28    $5.28   $5.34
---------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)             .27      .29      .29      .29      .29        .23      .24      .25      .24     .09

Net gains (losses) (both realized and
unrealized)                             (.14)     .12      .10      .01      .03       (.14)     .13      .10      .01    (.06)
----------------------------------------------------------------------------------------------------------------------------------

Total from investment operations         .13      .41      .39      .30      .32        .09      .37      .35      .25     .03

Less distributions:

Dividends from net investment income    (.27)    (.29)    (.29)    (.29)    (.30)      (.23)    (.25)    (.25)    (.24)   (.09)

Distributions from realized gains         --       --       -      (.01)      --         --       --       --     (.01)     --
---------------------------------------------------------------------------------------------------------------------------------

Total distributions                     (.27)    (.29)    (.29)    (.30)    (.30)      (.23)    (.25)    (.25)    (.25)    (.09)

Net asset value, end of period         $5.36    $5.50    $5.38    $5.28    $5.28      $5.36    $5.50    $5.38    $5.28    $5.28

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data

Net assets, end of period
(in millions)                           $69      $67      $67       $72      $73         $8       $5       $4       $2       $1
---------------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average daily
net assetsd                            .88%     .83%     .83%      .85%     .71%       1.63%    1.59%    1.59%    1.59%    1.66%c

Ratio of net investment income (loss)

to average daily net assets             5.02%    5.22%    5.46%    5.35%    5.65%      4.27%    4.47%    4.74%    4.63%   4.58%c

Portfolio turnover rate

(excluding short-term securities)         5%      10%       9%      24%      45%         5%       10%      9%      24%      45%

Total returne                           2.50%    7.79%    7.43%    5.76%    6.23%      1.75%    6.98%    6.62%    4.96%    .60%
----------------------------------------------------------------------------------------------------------------------------------

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Adjusted to an annual basis.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of each Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Appendix

--------------------------------------------------------------------------------
Appendix A


--------------------------------------------------------------------------------
         Description of bond ratings




     Bond ratings concern the quality of the issuing state or local governmental unit. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change, which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D. The following is a compilation of the two agencies' rating descriptions. For further information, see the SAI.

Aaa/AAA Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B Lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

     Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

     Definitions of zero-coupon and pay-in-kind securities

     A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

     A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

     Appendix B


--------------------------------------------------------------------------------
     1999 state tax-exempt and tax equivalent yield calculation

     These table will help you determine your state taxable yield equivalents for given rates of tax-exempt income.

         Tax-exempt income vs. taxable income

     1999 California tax-exempt and taxable equivalent yield calculation

     These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

     STEP 1: Calculating your marginal tax rate.

     Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

     First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.

     Under Taxable Income married filing jointly status, $138,000 is in the $104,050-$158,550 range. Under Adjusted Gross Income, $175,000 is in the $126,600 to $189,950 column. The Taxable Income line and Adjusted Gross Income column meet at 38.26%. This is the rate you'll use in Step 2.

                                                                  Adjusted gross income*
---------------------------------------------------------------------------------------------------------------------------

     Taxable income**                              $0          $126,600          $189,950
---------------------------------------------------------------------------------------------------------------------------
     Married Filing Jointly                        to                to                to              OVER
                                             $126,600(1)       $189,950(2)       $312,450(3)       $312,450(2)
$             0 - $  10,262                        15.85%
         10,262  -   24,322                        16.70
         24,322  -   38,386                        18.40
         38,386  -   43,050                        20.10
         43,050  -   53,288                        32.32
         53,288  -   67,346                        33.76
         67,346  -  104,050                        34.70             35.46%
        104,050  -  158,550                        37.42             38.26             39.50%
        158,550  -  283,150                        41.95             42.93             44.37             42.93%
        283,150  +                                 45.22                               47.88***          46.29
---------------------------------------------------------------------------------------------------------------------------

     Taxable income**                              $0                            $126,600
     Single                                        to                                  to              OVER
                                             $126,600(1)                         $249,100(3)       $249,100(2)
---------------------------------------------------------------------------------------------------------------------------

$             0 - $    5,131                       15.85%
          5,131  -   12,161                        16.70
         12,161  -   19,193                        18.40
         19,193  -   25,750                        20.10
         25,750  -   26,644                        32.32
         26,644  -   33,673                        33.76
         33,673  -   62,450                        34.70
         62,450  -  130,250                        37.42                               38.88%
        130,250  - 283,150                         41.95                               43.65             42.93%
        283,150  +                                 45.22                                                 46.29
---------------------------------------------------------------------------------------------------------------------------

* Gross income with certain adjustments before taking itemized deductions and personal exemptions. ** Amount subject to federal income tax after itemized deduction and personal exemptions.
*** This rate is applicable only in the limited case where your adjusted gross income is less than $312,450 and your taxable income exceeds $283,150.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase out of personal exemptions. (3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

     Federal taxes are not deductible on the California state tax return.

     The combined federal/California tax brackets are based on state tax rates and bracket in effect on Dec. 31, 1998. These rates may change if California tax rates change in 1999. In California, tax brackets are indexed for inflation. These figures do not reflect the 1999 inflation adjustment. If state tax rates change, equivalent rates may differ from those shown.

     If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

     STEP 2: Determining your combined federal and California state taxable yield equivalents.

     Using 38.26%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 6.48% yield.

                          For these Tax-Exempt Rates:
---------------------------------------------------------------------------------------------------------------------------
                              3.00%     3.50%     4.00%     4.50%      5.00%     5.50%      6.00%     6.50%
---------------------------------------------------------------------------------------------------------------------------
     Marginal Tax Rates    Equal the Taxable Rates shown below:
---------------------------------------------------------------------------------------------------------------------------
          15.85%              3.57      4.16      4.75      5.35       5.94      6.54       7.13      7.72
          16.70%              3.60      4.20      4.80      5.40       6.00      6.60       7.20      7.80
          18.40%              3.68      4.29      4.90      5.51       6.13      6.74       7.35      7.97
          20.10%              3.75      4.38      5.01      5.63       6.26      6.88       7.51      8.14
          32.32%              4.43      5.17      5.91      6.65       7.39      8.13       8.87      9.60
          33.76%              4.53      5.28      6.04      6.79       7.55      8.30       9.06      9.81
          34.70%              4.59      5.36      6.13      6.89       7.66      8.42       9.19      9.95
          35.46%              4.65      5.42      6.20      6.97       7.75      8.52       9.30     10.07
          37.42%              4.79      5.59      6.39      7.19       7.99      8.79       9.59     10.39
          38.26%              4.86      5.67      6.48      7.29       8.10      8.91       9.72     10.53
          38.88%              4.91      5.73      6.54      7.36       8.18      9.00       9.82     10.63
          39.50%              4.96      5.79      6.61      7.44       8.26      9.09       9.92     10.74
          41.95%              5.17      6.03      6.89      7.75       8.61      9.47      10.34     11.20
          42.93%              5.26      6.13      7.01      7.89       8.76      9.64      10.51     11.39
          43.65%              5.32      6.21      7.10      7.99       8.87      9.76      10.65     11.54
          44.37%              5.39      6.29      7.19      8.09       8.99      9.89      10.79     11.68
          45.22%              5.48      6.39      7.30      8.21       9.13     10.04      10.95     11.87
          46.29%              5.59      6.52      7.45      8.38       9.31     10.24      11.17     12.10
          47.88%              5.76      6.72      7.67      8.63       9.59     10.55      11.51     12.47
---------------------------------------------------------------------------------------------------------------------------

     1999 Massachusetts tax-exempt and taxable equivalent yield calculation

     These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

     STEP 1: Calculating your marginal tax rate.

     Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

     First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.

     Under Taxable Income married filing jointly status, $138,000 is in the $104,050-$158,550 range. Under Adjusted Gross Income, $175,000 is in the $126,600 to $189,950 column. The Taxable Income line and Adjusted Gross Income column meet at 35.98%. This is the rate you'll use in Step 2.

                                                                  Adjusted gross income*
---------------------------------------------------------------------------------------------------------------------------

     Taxable income**                              $0          $126,600          $189,950
---------------------------------------------------------------------------------------------------------------------------
     Married Filing Jointly                        to                to                to              OVER
                                             $126,600(1)       $189,950(2)       $312,450(3)       $312,450(2)
  $           0  -$  43,050                        20.06%
         43,050  -  104,050                        32.28             33.07%
        104,050  -  158,550                        35.11             35.98             37.26%
        158,550  -  283,150                        39.81             40.82             42.31             40.82%
        283,150   +                                43.19                               45.95***          44.31
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
     Taxable income**                              $0                            $126,600
     Single                                        to                                  to              OVER
                                             $126,600(1)                         $249,100(3)       $249,100(2)

 $           0  - $  25,750                        20.06%
         25,750  -   62,450                        32.28
         62,450  -  130,250                        35.11                               36.62%
        130,250  -  283,150                        39.81                               41.57             40.82%
        283,150   +                                43.19                                                 44.31
---------------------------------------------------------------------------------------------------------------------------

* Gross income with certain adjustments before taking itemized deductions and personal exemptions. ** Amount subject to federal income tax after \ itemized deduction and personal exemptions.
*** This rate is applicable only in the limited case where your adjusted gross income is less than $312,450 and your taxable income exceeds $283,150.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions.
(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

     Federal income taxes are not deductible on the Massachusetts state tax return.

     The combined federal/Massachusetts tax brackets are based on state tax rates for Part A income in effect on Jan. 1, 1999. These rates may change if Massachusetts tax rates change in 1999. If state tax rates change, equivalent rates may differ from those shown.

     If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

     STEP 2: Determining your combined federal and Massachusetts state taxable yield equivalents.

     Using 35.98%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 6.25% yield.

                           For these Tax-Exempt Rates:

---------------------------------------------------------------------------------------------------------------------------
                              3.00%     3.50%     4.00%     4.50%      5.00%     5.50%      6.00%     6.50%
---------------------------------------------------------------------------------------------------------------------------
     Marginal Tax Rates    Equal the Taxable Rates shown below:
---------------------------------------------------------------------------------------------------------------------------
          20.06%              3.75      4.38      5.00      5.63       6.25      6.88       7.51      8.13
          32.28%              4.43      5.17      5.91      6.65       7.38      8.12       8.86      9.60
          33.07%              4.48      5.23      5.98      6.72       7.47      8.22       8.96      9.71
          35.11%              4.62      5.39      6.16      6.93       7.71      8.48       9.25     10.02
          35.98%              4.69      5.47      6.25      7.03       7.81      8.59       9.37     10.15
          36.62%              4.73      5.52      6.31      7.10       7.89      8.68       9.47     10.26
          37.26%              4.78      5.58      6.38      7.17       7.97      8.77       9.56     10.36
          39.81%              4.98      5.81      6.65      7.48       8.31      9.14       9.97     10.80
          40.82%              5.07      5.91      6.76      7.60       8.45      9.29      10.14     10.98
          41.57%              5.13      5.99      6.85      7.70       8.56      9.41      10.27     11.12
          42.31%              5.20      6.07      6.93      7.80       8.67      9.53      10.40     11.27
          43.19%              5.28      6.16      7.04      7.92       8.80      9.68      10.56     11.44
          44.31%              5.39      6.28      7.18      8.08       8.98      9.88      10.77     11.67
          45.95%              5.55      6.48      7.40      8.33       9.25     10.18      11.10     12.03
---------------------------------------------------------------------------------------------------------------------------

     1999 Michigan tax-exempt and taxable equivalent yield calculation

     These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

     STEP 1: Calculating your marginal tax rate.

     Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

     First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.

     Under Taxable Income married filing jointly status, $138,000 is in the $104,050-$158,550 range. Under Adjusted Gross Income, $175,000 is in the $126,600 to $189,950 column. The Taxable Income line and Adjusted Gross Income column meet at 34.93%. This is the rate you'll use in Step 2.

                                                                  Adjusted gross income*
---------------------------------------------------------------------------------------------------------------------------

     Taxable income**                              $0          $126,600          $189,950
---------------------------------------------------------------------------------------------------------------------------
     Married Filing Jointly                        to                to                to              OVER
                                             $126,600(1)       $189,950(2)       $312,450(3)       $312,450(2)
  $           0  - $  43,050                       18.74%
         43,050  -  104,050                        31.17             31.97%
        104,050  -  158,550                        34.04             34.93             36.23%
        158,550  -  283,150                        38.82             39.85             41.36             39.85%
        283,150   +                                42.26             45.06***          43.39
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
     Taxable income**                              $0                            $126,600
     Single                                        to                                  to              OVER
                                             $126,600(1)                         $249,100(3)       $249,100(2)

  $           0  - $  25,750                       18.74%
         25,750  -   62,450                        31.17
         62,450  -  130,250                        34.04                               35.58%
        130,250  -  283,150                        38.82                               40.61             39.85%
        283,150   +                                42.26                                                 43.39
---------------------------------------------------------------------------------------------------------------------------

* Gross income with certain adjustments before taking itemized deductions and personal exemptions.
** Amount subject to federal income tax after itemized deduction and personal exemptions.
*** This rate is applicable only in the limited case where your adjusted gross income is less than $312,450 and your taxable income exceeds $283,150.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions.
(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

     Federal taxes are not deductible on the Michigan state tax return.

     The combined federal/Michigan tax brackets are based on state tax rates in effect on Jan 1, 1999. These rates may change if Michigan tax rates change in 1999. If state tax rates change, equivalent rates may differ from those shown.

     If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.


     STEP 2: Determining your combined federal and Michigan state taxable yield equivalents.

     Using 34.93%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 6.15% yield.

                           For these Tax-Exempt Rates:
---------------------------------------------------------------------------------------------------------------------------
                              3.00%     3.50%     4.00%     4.50%      5.00%     5.50%      6.00%     6.50%
---------------------------------------------------------------------------------------------------------------------------
     Marginal Tax Rates    Equal the Taxable Rates shown below:
---------------------------------------------------------------------------------------------------------------------------
          18.74%              3.69      4.31      4.92      5.54       6.15      6.77       7.38      8.00
          31.17%              4.36      5.08      5.81      6.54       7.26      7.99       8.72      9.44
          31.97%              4.41      5.14      5.88      6.61       7.35      8.08       8.82      9.55
          34.04%              4.55      5.31      6.06      6.82       7.58      8.34       9.10      9.85
          34.93%              4.61      5.38      6.15      6.92       7.68      8.45       9.22      9.99
          35.58%              4.66      5.43      6.21      6.99       7.76      8.54       9.31     10.09
          36.23%              4.70      5.49      6.27      7.06       7.84      8.62       9.41     10.19
          38.82%              4.90      5.72      6.54      7.36       8.17      8.99       9.81     10.62
          39.85%              4.99      5.82      6.65      7.48       8.31      9.14       9.98     10.81
          40.61%              5.05      5.89      6.74      7.58       8.42      9.26      10.10     10.94
          41.36%              5.12      5.97      6.82      7.67       8.53      9.38      10.23     11.08
          42.26%              5.20      6.06      6.93      7.79       8.66      9.53      10.39     11.26
          43.39%              5.30      6.18      7.07      7.95       8.83      9.72      10.60     11.48
          45.06%              5.46      6.37      7.28      8.19       9.10     10.01      10.92     11.83
---------------------------------------------------------------------------------------------------------------------------

      1999 Minnesota tax-exempt and taxable equivalent yield calculation

     These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

     STEP 1: Calculating your marginal tax rate.

     Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

     First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.

     Under Taxable Income married filing jointly status, $138,000 is in the $104,050-$158,550 range. Under Adjusted Gross Income, $175,000 is in the $126,600 to $189,950 column. The Taxable Income line and Adjusted Gross Income column meet at 37.38%. This is the rate you'll use in Step 2.

                                                                  Adjusted gross income*
---------------------------------------------------------------------------------------------------------------------------
     Taxable income**                              $0          $126,600          $189,950
---------------------------------------------------------------------------------------------------------------------------
     Married Filing Jointly                        to                to                to              OVER
                                             $126,600(1)       $189,950(2)       $312,450(3)       $312,450(2)
  $           0  - $  25,220                       19.68%
         25,220  -   43,050                        21.16
         43,050  -  100,200                        33.22             34.00%
        100,200  -  104,050                        33.76             34.53
        104,050  -  158,550                        36.52             37.38             38.63%
        158,550  -  283,150                        41.12             42.11             43.57             42.11%
        283,150   +                                44.43                               47.13***          45.52
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
     Taxable income**                              $0                            $126,600
     Single                                        to                                  to              OVER
                                             $126,600(1)                         $249,100(3)       $249,100(2))

  $           0  -$  17,250                        19.68%
         17,250  -   25,750                        21.16
         25,750  -   56,680                        33.22
         56,680  -   62,450                        33.76
         62,450  -  130,250                        36.52                               38.00%
        130,250  -  283,150                        41.12                               42.84             42.11%
        283,150   +                                44.43                                                 45.52
---------------------------------------------------------------------------------------------------------------------------

* Gross income with certain adjustments before taking itemized deductions and personal exemptions. ** Amount subject to federal income tax after itemized deduction and personal exemptions.
*** This rate is applicable only in the limited case where your adjusted gross income is less than $312,450 and your taxable income exceeds $283,150.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2)  Itemized   Deductions  Phase-out  --  Assumes  a  phase-out  of  itemized deductions and no phase-out of personal exemptions.
(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase out and itemized deductions continue to phase-out.

     Federal taxes are not deductible on the Minnesota state tax return.

     The combined federal/Minnesota tax brackets are based on state tax rates effective as of Jan. 1, 1999. These rates may change if Minnesota tax rates change in 1999. If state tax rates change, equivalent rates may differ from those shown.

     If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

     STEP 2: Determining your combined federal and Minnesota state taxable yield equivalents.

     Using 37.38%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 6.39% yield.

                           For these Tax-Exempt Rates:
---------------------------------------------------------------------------------------------------------------------------
                              3.00%     3.50%     4.00%     4.50%      5.00%     5.50%      6.00%     6.50%
---------------------------------------------------------------------------------------------------------------------------
     Marginal Tax Rates    Equal the Taxable Rates shown below:
---------------------------------------------------------------------------------------------------------------------------
          19.68%              3.74      4.36      4.98      5.60       6.23      6.85       7.47      8.09
          21.16%              3.81      4.44      5.07      5.71       6.34      6.95       7.61      8.24
          33.22%              4.49      5.24      5.99      6.74       7.49      8.24       8.98      9.73
          33.76%              4.53      5.28      6.04      6.79       7.55      8.30       9.06      9.81
          34.00%              4.55      5.30      6.06      6.82       7.58      8.33       9.09      9.85
          34.53%              4.58      5.35      6.11      6.87       7.64      8.40       9.16      9.93
          36.52%              4.73      5.51      6.30      7.09       7.88      8.66       9.45     10.24
          37.38%              4.79      5.59      6.39      7.19       7.98      8.78       9.58     10.38
          38.00%              4.84      5.65      6.45      7.26       8.06      8.87       9.68     10.48
          38.63%              4.89      5.70      6.52      7.33       8.15      8.96       9.78     10.59
          41.12%              5.10      5.94      6.79      7.64       8.49      9.34      10.19     11.04
          42.11%              5.18      6.05      6.91      7.77       8.64      9.50      10.36     11.23
          42.84%              5.25      6.12      7.00      7.87       8.75      9.62      10.50     11.37
          43.57%              5.32      6.20      7.09      7.97       8.86      9.75      10.63     11.52
          44.43%              5.40      6.30      7.20      8.10       9.00      9.90      10.80     11.70
          45.52%              5.51      6.42      7.34      8.26       9.18     10.10      11.01     11.93
          47.13%              5.67      6.62      7.57      8.51       9.46     10.40      11.35     12.29
---------------------------------------------------------------------------------------------------------------------------

     1999 New York State tax-exempt and taxable equivalent yield calculation

     These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

     STEP 1: Calculating your marginal tax rate.

     Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

     First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.

     Under Taxable Income married filing jointly status, $138,000 is in the $104,050-$158,550 range. Under Adjusted Gross Income, $175,000 is in the $126,600 to $189,950 column. The Taxable Income line and Adjusted Gross Income column meet at 36.59%. This is the rate you'll use in Step 2.

                                                                  Adjusted gross income*
---------------------------------------------------------------------------------------------------------------------------

     Taxable income**                              $0          $126,600          $189,950
---------------------------------------------------------------------------------------------------------------------------
     Married Filing Jointly                        to                to                to              OVER
                                             $126,600(1)       $189,950(2)       $312,450(3)       $312,450(2)

                                               $           0  -         $  16,000       18.40%
---------------------------------------------------------------------------------------------------------------------------
         16,000  -   22,000                        18.83
         22,000  -   26,000                        19.46
         26,000  -   40,000                        20.02
         40,000  -   43,050                        20.82
         43,050  -  104,050                        32.93             33.71%
        104,050  -  158,550                        35.73             36.59             37.86%
        158,550  -  283,150                        40.38             41.39             42.87             41.39%
        283,150   +                                43.74                               46.47***          44.84
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
     Taxable income**                              $0                            $126,600
     Single                                        to                                  to              OVER
                                             $126,600(1)                         $249,100(3)       $249,100(2))

  $           0  -$    8,000                       18.40%
          8,000  -   11,000                        18.83
         11,000  -   13,000                        19.46
         13,000  -   20,000                        20.02
         20,000  -   25,750                        20.82
         25,750  -   62,450                        32.93
         62,450  -  130,250                        35.73                               37.23%
        130,250  -  283,150                        40.38                               42.13             41.39%
        283,150   +                                43.74                                                 44.84
---------------------------------------------------------------------------------------------------------------------------

* Gross income with certain adjustments before taking itemized deductions and personal exemptions.
** Amount subject to federal income tax after itemized deduction and personal exemptions.
*** This rate is applicable only in the limited case where your adjusted gross income is less than $312,450 and your taxable income exceeds $283,150.

 (1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
 (2) Itemized Deductions Phase-out and Recapture of Personal Income Tax -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions.
 (3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out. Federal taxes are not deductible on the New York state tax return. The state Tax Table Benefit Recapture is not included in the New York tables. The combined federal/New York state tax brackets are based on state tax rates in effect on Jan. 1, 1999. These rates may change if New York state tax rates change in 1999. If state tax rates change, equivalent rates may differ from those shown. This table does not reflect the state itemized deduction adjustment. If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2: Determining your combined federal and New York state taxable yield equivalents.

     Using 36.59%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 6.31% yield.

                           For these Tax-Exempt Rates:
---------------------------------------------------------------------------------------------------------------------------
                                                                      3.00%                                    3.50%
     4.00%                                                            4.50%                                    5.00%
     5.50%                                                            6.00%                                    6.50%
---------------------------------------------------------------------------------------------------------------------------

     Marginal Tax Rates    Equal the Taxable Rates shown below:
---------------------------------------------------------------------------------------------------------------------------
          18.40%              3.68      4.29      4.90      5.51       6.13      6.74       7.35      7.97
          18.83%              3.70      4.31      4.93      5.54       6.16      6.78       7.39      8.01
          19.46%              3.72      4.35      4.97      5.59       6.21      6.83       7.45      8.07
          20.02%              3.75      4.38      5.00      5.63       6.25      6.88       7.50      8.13
          20.82%              3.79      4.42      5.05      5.68       6.31      6.95       7.58      8.21
          32.93%              4.47      5.22      5.96      6.71       7.45      8.20       8.95      9.69
          33.71%              4.53      5.28      6.03      6.79       7.54      8.30       9.05      9.81
          35.73%              4.67      5.45      6.22      7.00       7.78      8.56       9.34     10.11
          36.59%              4.73      5.52      6.31      7.10       7.89      8.67       9.46     10.25
          37.23%              4.78      5.58      6.37      7.17       7.97      8.76       9.56     10.36
          37.86%              4.83      5.63      6.44      7.24       8.05      8.85       9.66     10.46
          40.38%              5.03      5.87      6.71      7.55       8.39      9.23      10.06     10.90
          41.39%              5.12      5.97      6.82      7.68       8.53      9.38      10.24     11.09
          42.13%              5.18      6.05      6.91      7.78       8.64      9.50      10.37     11.23
          42.87%              5.25      6.12      7.00      7.88       8.75      9.63      10.50     11.38
          43.74%              5.33      6.22      7.11      8.00       8.89      9.78      10.66     11.55
          44.84%              5.44      6.35      7.25      8.16       9.06      9.97      10.88     11.78
          46.47%              5.60      6.54      7.47      8.41       9.34     10.27      11.21     12.14
---------------------------------------------------------------------------------------------------------------------------

1999 New York State and New York City tax-exempt and taxable equivalent yield calculation

     These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

     STEP 1: Calculating your marginal tax rate.

     Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

     First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.

     Under Taxable Income married filing jointly status, $138,000 is in the $104,050-$158,550 range. Under Adjusted Gross Income, $175,000 is in the $126,600 to $189,950 column. The Taxable Income line and Adjusted Gross Income column meet at 38.88%. This is the rate you'll use in Step 2.

                                                                  Adjusted gross income*
---------------------------------------------------------------------------------------------------------------------------

     Taxable income**                              $0          $126,600          $189,950
---------------------------------------------------------------------------------------------------------------------------
     Married Filing Jointly                        to                to                to              OVER
                                             $126,600(1)       $189,950(2)       $312,450(3)       $312,450(2)
  $           0  - $  16,000                       20.67%
         16,000  -   21,600                        21.10
         21,600  -   22,000                        21.59
         22,000  -   26,000                        22.23
         26,000  -   40,000                        22.78
         40,000  -   43,050                        23.59
         43,050  -   45,000                        35.28
         45,000  -   90,000                        35.31             36.07%
         90,000  -  104,050                        35.35             36.10
        104,050  - 158,550                         38.04             38.88             40.10%
        158,550  - 283,150                         42.53             43.50             44.92             43.50%
        283,150   +                                45.77                               48.40***          46.83
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
     Taxable income**                              $0                            $126,600
     Single                                        to                                  to              OVER
                                             $126,600(1)                         $249,100(3)       $249,100(2))

  $           0  -$    8,000                       20.67%
          8,000  -   11,000                        21.10
         11,000  -   12,000                        21.74
         12,000  -   13,000                        22.23
         13,000  -   20,000                        22.78
         20,000  -   25,000                        23.59
         25,000  -   25,750                        23.63
         25,750  -   50,000                        35.31
         50,000  -   62,450                        35.35
         62,450  -  130,250                        38.04                               39.49%
        130,250  -  283,150                        42.53                               44.21             43.50%
        283,150   +                                45.77                                                 46.83
---------------------------------------------------------------------------------------------------------------------------

* Gross income with certain adjustments before taking itemized deductions and personal exemptions.
** Amount subject to federal income tax after itemized deduction and personal exemptions.
*** This rate is applicable only in the limited case where your adjusted gross income is less than $312,450 and your taxable income exceeds $283,150.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out and Recapture of Personal Income Tax -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions. Does not take into consideration the state AGI recapture of personal income tax, which might increase the percentage.
(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions and itemized deductions continue to phase-out. Federal taxes are not deductible on the New York state tax return. The state Tax Table Benefit Recapture is not included in the New York tables. The combined federal/New York state and city tax brackets are based on state and blended city tax rates in effect on January 1, 1999. These rates may change if New York state or city tax rates change in 1999. The New York City Additional Tax Surcharge, due to expire on December 31, 1999, is not reflected on this table. If state or city tax rates change, equivalent rates may be higher than those shown. This table does not reflect the state itemized deduction adjustment. If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2: Determining your combined federal, New York state and New York City taxable yield equivalents.

     Using 38.88%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 6.54% yield.

                           For these Tax-Exempt Rates:
---------------------------------------------------------------------------------------------------------------------------
                              3.00%     3.50%     4.00%     4.50%      5.00%     5.50%      6.00%     6.50%
---------------------------------------------------------------------------------------------------------------------------
     Marginal Tax Rates    Equal the Taxable Rates shown below:
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
     20.67%    3.78     4.41     5.04    5.67     6.30     6.93      7.56     8.19             21.10%    3.80     4.44
     5.07      5.70     6.34     6.97    7.60     8.24              21.59%    3.83    4.46      5.10     5.74     6.38
     7.01      7.65     8.29            21.74%    3.83     4.47      5.11     5.75    6.39      7.03     7.67     8.31
     22.23%    3.86     4.50     5.14    5.79     6.43     7.07      7.72     8.36             22.78%    3.89     4.53
     5.18      5.83     6.48     7.12    7.77     8.42              23.59%    3.93    4.58      5.23     5.89     6.54
     7.20      7.85     8.51            23.63%    3.93     4.58      5.24     5.89    6.55      7.20     7.86     8.51
     35.28%    4.64     5.41     6.18    6.95     7.73     8.50      9.27    10.04             35.31%    4.64     5.41
     6.18      6.96     7.73     8.50    9.28    10.05              35.35%    4.64    5.41      6.19     6.96     7.73
     8.51      9.28    10.05            36.07%    4.69     5.47      6.26     7.04    7.82      8.60     9.39    10.17
     36.10%    4.69     5.48     6.26    7.04     7.82     8.61      9.39    10.17             38.04%    4.84     5.65
     6.46      7.26     8.07     8.88    9.68    10.49              38.88%    4.91    5.73      6.54     7.36     8.18
     9.00      9.82    10.63            39.49%    4.96     5.78      6.61     7.44    8.26      9.09     9.92    10.74
     40.10%    5.01     5.84     6.68    7.51     8.35     9.18     10.02    10.85             42.53%    5.22     6.09
     6.96      7.83     8.70     9.57   10.44    11.31              43.50%    5.31    6.19      7.08     7.96     8.85
     9.73     10.62    11.50            44.21%    5.38     6.27      7.17     8.07    8.96      9.86    10.75    11.65
     44.92%    5.45     6.35     7.26    8.17     9.08     9.99     10.89    11.80             45.77%    5.53     6.45
     7.38      8.30     9.22    10.14   11.06    11.99              46.83%    5.64    6.58      7.52     8.46     9.40
     10.34    11.28    12.22            48.40%    5.81     6.78      7.75     8.72    9.69     10.66    11.63    12.60
---------------------------------------------------------------------------------------------------------------------------

     1999 Ohio tax-exempt and taxable equivalent yield calculation

     These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

     STEP 1: Calculating your marginal tax rate.

     Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

     First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.

     Under Taxable Income married filing jointly status, $138,000 is in the $104,050-$158,550 range. Under Adjusted Gross Income, $175,000 is in the $126,600 to $189,950 column. The Taxable Income line and Adjusted Gross Income column meet at 36.19%. This is the rate you'll use in Step 2.

                                                                  Adjusted gross income*
---------------------------------------------------------------------------------------------------------------------------

     Taxable income**                              $0          $126,600          $189,950
---------------------------------------------------------------------------------------------------------------------------
     Married Filing Jointly                        to                to                to              OVER
                                             $126,600(1)       $189,950(2)       $312,450(3)       $312,450(2)
  $           0  - $    5,000                      15.57%
          5,000  -   10,000                        16.14
         10,000  -   15,000                        17.29
         15,000  -   20,000                        17.86
         20,000  -   40,000                        18.43
         40,000  -   43,050                        19.01
         43,050  -   80,000                        31.39
         80,000  -  100,000                        31.88             32.67%
        100,000  -  104,050                        32.50             33.29
        104,050  -  158,550                        35.32             36.19             37.47%
        158,550  -  200,000                        40.00             41.02             42.50
        200,000  -  283,150                        40.35                               42.83             41.36%
        283,150   +                                43.71                               46.44***          44.81
---------------------------------------------------------------------------------------------------------------------------
     Taxable income**                              $0                            $126,600
---------------------------------------------------------------------------------------------------------------------------
     Single                                        to                                  to              OVER
                                             $126,600(1)                         $249,100(3)       $249,100(2))

  $           0  -  $ 5,000                        15.57%
          5,000  -   10,000                        16.14
         10,000  -   15,000                        17.29
         15,000  -   20,000                        17.86
         20,000  -   25,750                        18.43
         25,750  -   40,000                        30.91
         40,000  -   62,450                        31.39
         62,450  -   80,000                        34.25
         80,000  -  100,000                        34.72                               36.24%
        100,000  -  130,250                        35.32                               36.83
        130,250  -  200,000                        40.00                               41.76             41.02%
        200,000  -  283,150                        40.35                               42.10             41.36
        283,150   +                                43.71                                                 44.81
---------------------------------------------------------------------------------------------------------------------------

* Gross income with certain adjustments before taking itemized deductions and personal exemptions.
** Amount subject to federal income tax after itemized deduction and personal exemptions.
*** This rate is applicable only in the limited case where your adjusted gross income is less than $312,450 and your taxable income exceeds $283,150.

 (1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
 (2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions. (3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and the itemized deductions continue to phase-out.

     Federal taxes are not deductible on the Ohio state tax return.

     The combined federal/Ohio tax brackets are based on state tax rates in effect on Dec. 31, 1998. These rates may change if Ohio tax rates change in 1999. If state tax rates change, equivalent rates may differ from those shown.

     This table does not reflect the state joint filing credit.

     If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2: Determining your combined federal and Ohio state taxable yield equivalents.

     Using 36.19%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 6.27% yield.

                           For these Tax-Exempt Rates:
---------------------------------------------------------------------------------------------------------------------------
                              3.00%     3.50%     4.00%     4.50%      5.00%     5.50%      6.00%     6.50%
---------------------------------------------------------------------------------------------------------------------------
     Marginal Tax Rates    Equal the Taxable Rates shown below:
---------------------------------------------------------------------------------------------------------------------------
          15.57%              3.55      4.15      4.74      5.33       5.92      6.51       7.11      7.70
          16.14%              3.58      4.17      4.77      5.37       5.96      6.56       7.15      7.75
          17.29%              3.63      4.23      4.84      5.44       6.05      6.65       7.25      7.86
          17.86%              3.65      4.26      4.87      5.48       6.09      6.70       7.30      7.91
          18.43%              3.68      4.29      4.90      5.52       6.13      6.74       7.36      7.97
          19.01%              3.70      4.32      4.94      5.56       6.17      6.79       7.41      8.03
          30.91%              4.34      5.07      5.79      6.51       7.24      7.96       8.68      9.41
          31.39%              4.37      5.10      5.83      6.56       7.29      8.02       8.75      9.47
          31.88%              4.40      5.14      5.87      6.61       7.34      8.07       8.81      9.54
          32.20%              4.42      5.16      5.90      6.64       7.37      8.11       8.85      9.59
          32.50%              4.44      5.19      5.93      6.67       7.41      8.15       8.89      9.63
          32.67%              4.46      5.20      5.94      6.68       7.43      8.17       8.91      9.65
          33.29%              4.50      5.25      6.00      6.75       7.50      8.24       8.99      9.74
          34.25%              4.56      5.32      6.08      6.84       7.60      8.37       9.13      9.89
          34.72%              4.60      5.36      6.13      6.89       7.66      8.43       9.19      9.96
          35.32%              4.64      5.41      6.18      6.96       7.73      8.50       9.28     10.05
          36.19%              4.70      5.49      6.27      7.05       7.84      8.62       9.40     10.19
          36.24%              4.71      5.49      6.27      7.06       7.84      8.63       9.41     10.19
          36.83%              4.75      5.54      6.33      7.12       7.92      8.71       9.50     10.29
          37.47%              4.80      5.60      6.40      7.20       8.00      8.80       9.60     10.40
          40.00%              5.00      5.83      6.67      7.50       8.33      9.17      10.00     10.83
          40.35%              5.03      5.87      6.71      7.54       8.38      9.22      10.06     10.90
          41.02%              5.09      5.93      6.78      7.63       8.48      9.33      10.17     11.02
          41.36%              5.12      5.97      6.82      7.67       8.53      9.38      10.23     11.08
          41.76%              5.15      6.01      6.87      7.73       8.59      9.44      10.30     11.16
          42.10%              5.18      6.04      6.91      7.77       8.64      9.50      10.36     11.23
          42.50%              5.22      6.09      6.96      7.83       8.70      9.57      10.43     11.30
          42.83%              5.25      6.12      7.00      7.87       8.75      9.62      10.50     11.37
          43.71%              5.33      6.22      7.11      7.99       8.88      9.77      10.66     11.55
          44.81%              5.44      6.34      7.25      8.15       9.06      9.97      10.87     11.78
          46.44%              5.60      6.53      7.47      8.40       9.34     10.27      11.20     12.14

 Descriptions of derivative instruments

     What follows are brief descriptions of derivative instruments each Fund may use. At various times a Fund may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with a Fund's investment goal and policies. For more information on these instruments, see the SAI.

     Options and futures contracts -- An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy or sell an instrument for a set price on a future date. A Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge a Fund's investments against price fluctuations or to increase market exposure.

     Asset-backed and mortgage-backed securities -- Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The non-mortgage related asset-backed securities do not have the benefit of a security interest in the related collateral. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.


     Indexed securities -- The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

     Inverse floaters -- Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

     Structured products -- Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.


     This Fund, along with the other American Express funds, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact American Express Client Service Corporation.

American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #:
  AXP California Tax-Exempt Fund        811-4646
  AXP Massachusetts Tax-Exempt Fund     811-4647
  AXP Michigan Tax-Exempt Fund          811-4647
  AXP Minnesota Tax-Exempt Fund         811-4647
  AXP New York Tax-Exempt Fund          811-4647
  AXP Ohio Tax-Exempt Fund              811-4647


TICKER SYMBOL
   AXP California Tax-Exempt Fund           Class A: ICALXClass B:
   AXP Massachusetts Tax-Exempt Fund        Class A: IDMAXClass B:
   AXP Michigan Tax-Exempt Fund             Class A: INMIXClass B:
   AXP Minnesota Tax-Exempt Fund            Class A: IMNTXClass B: IDSMX
   AXP New York Tax-Exempt Fund             Class A: INYKXClass B:
   AXP Ohio Tax-Exempt Fund                 Class A: IOHIXClass B:

S-6328-99 N (8/99)

                         AXPSM Insured Tax-Exempt Fund

                                   PROSPECTUS

                                  Aug. 27, 1999



AXP Insured  Tax-Exempt Fund seeks to provide  shareholders with a high level of
income   generally   exempt  from  federal  income  tax  and   preservation   of
shareholders' capital. Please note that this Fund:


     o is not a bank deposit
     o is not federally  insured
     o is not endorsed by any bank or  government  agency
     o is not  guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:
The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p
Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Sales Charges                         14p
Exchanging/Selling Shares             18p
Distributions and Taxes               22p
Personalized Shareholder
  Information                         24p
About the Company                     25p
Quick Telephone Reference             27p
Financial Highlights                  28p
Appendix                              30p

                              FUND INFORMATION KEY

           Goal and Investment Strategy
           The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

           Risks
           The major risk factors associated with the Fund.

           Fees and Expenses
           The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.

           Management
           The individual or group designated by the investment manager to handle the Fund's day-to-day management.

           Financial Highlights
           Tables showing the Fund's financial performance.

The Fund

GOAL
AXP Insured Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax and preservation of shareholders' capital. Because any investment involves risk, achieving this goal cannot be guaranteed.



INVESTMENT STRATEGY
The Fund's assets primarily are invested in a diversified portfolio of securities exempt from federal income tax, with principal and interest either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government. If annual premiums are paid for a mutual fund insurance policy from the Fund's assets, this will reduce the Fund's current yield. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of state of local governments. At least 65% of its total assets will be invested in bonds and in other debt obligations that are privately insured and have a maturity of more than one year. The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds. The Fund also may invest up to 20% of its net assets in debt obligations whose interest is subject to the alternative minimum tax computation.


Although the Fund invests in securities that are privately insured, the Fund's shares are not insured or guaranteed in any respect.

The selection of debt obligations that are tax-exempt is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:
o  Considering opportunities and risks given current and expected interest rates.
o Identifying obligations in states or sectors which, due to supply and demand, are offering higher yields than comparable instruments.

o  Identifying obligations that:
   -- are investment-grade,
   -- are lower quality provided that they are insured, -- have coupons and/or maturities that are consistent with AEFC's interest rate outlook, and
   -- are expected to  outperform  other  securities  on a  risk-adjusted  basis
      (i.e., after considering coupon, sinking fund provision, call protection, and quality).

In evaluating whether to sell a security, AEFC considers, among other factors, whether:
     --  the  security  is  overvalued   relative  to  other  potential
         investments,
     -- the issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),
     -- political, economic, or other events could affect the issuer's performance,
     -- AEFC expects the issuer to call the security, and -- AEFC identifies a more attractive opportunity.


Although not a primary investment strategy, the Fund also may invest in derivative instruments, money market securities and other short-term tax-exempt securities.


During weak or declining markets, the Fund may invest more of its assets in money market securities or certain taxable investments. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose the opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Legal/Legislative Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.


Legal/Legislative Risk
Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

     o how the Fund's performance has varied for each full calendar year shown on the chart below, and
     o how the Fund's average annual total returns compare to a recognized index.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.


--------------------------------------------------------------------------------
Class A Performance (based on calendar years)

+10.42% +5.98%  +11.66%  +8.95%  +13.58%  -6.08%  +16.71%  +2.26% +7.70%  +5.42%
1989    1990    1991     1992    1993     1994    1995     1996   1997    1998
--------------------------------------------------------------------------------


During the period shown in the bar chart, the highest return for a calendar quarter was +7.56% (quarter ending March 1995) and the lowest return for a calendar quarter was -6.11% (quarter ending March 1994).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of June 30, 1999 was -1.26%.

 Average Annual Total Returns (as of Dec. 31, 1998)
                        1 year           5 years          10 years       Since inception

---------------------------------------------------------------------------------------------------------------------------
 Insured Tax-Exempt:
   Class A              +0.15%                +3.87%     +6.93%                 --%
---------------------------------------------------------------------------------------------------------------------------
   Class B              +0.64%                --%             --%                 +5.04%a
   Class Y              +5.56%                --%             --%                 +6.60%a
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers
---------------------------------------------------------------------------------------------------------------------------
   Municipal Bond Index +6.48%                +5.84%     +8.01%                 +7.41%b

a Inception date was March 20, 1995.
b Measurement period started April 1, 1995.


This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the index shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

For purposes of this calculation we assumed:
o  a sales charge of 5% for Class A shares,
o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,
o  no sales charge for Class Y shares, and
o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

FEES AND EXPENSES
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

---------------------------------------------------------------------------------------------------------------------------
 Shareholder Fees (fees paid directly from your investment)
                                         Class A           Class B           Class Y
Maximum sales charge (load) imposed on purchasesa
(as a percentage of offering price)        5%               none              none
Maximum deferred sales charge (load) imposed on sales
---------------------------------------------------------------------------------------------------------------------------
(as a percentage of offering price at time of purchase)     none                5%      none



---------------------------------------------------------------------------------------------------------------------------
 Annual Fund operating  expensesb  (expenses that are deducted from Fund assets)
As a percentage of average daily net assets:Class A Class B Class Y
---------------------------------------------------------------------------------------------------------------------------
 Management fees                           0.45%            0.45%             0.45%
 Distribution (12b-1) fees                 0.25%            1.00%             0.00%
 Other expensesc                           0.14%            0.15%             0.24%
---------------------------------------------------------------------------------------------------------------------------
 Total                                     0.84%            1.60%             0.69%

a This charge may be reduced  depending  on your total  investments  in American
  Express funds.  See "Sales Charges."
b Expenses for Class A, Class B and Class Y are based on actual  expenses  for the last  fiscal  year,  restated  to reflect current  fees.
c Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


                1 year           3 years           5 years          10 years
--------------------------------------------------------------------------------
 Class Aa        $581              $755           $   943           $1,489
 Class Bb        $663              $905           $ 1,072           $1,701d
 Class Bc        $163              $505           $   872           $1,701d
 Class Y         $ 70              $221           $   385           $  862


a Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable  CDSC.
c Assumes  you did not sell your Class B shares at the end of the  period.
d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT
Paul Hylle, portfolio manager, joined AEFC in 1993. He also serves as portfolio manager of AXP California Tax-Exempt Fund, AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund.

Buying and Selling Shares

VALUING FUND SHARES
The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Standard Time (CST), each business day (any day the New York Stock Exchange is open).

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. Since the Fund's investment policies permit it to invest in securities listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS
1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

--------------------------------------------------------------------------------
Investment options summary:
Class A            Maximum sales charge of 5%

                   Initial sales charge waived or reduced for certain purchases

                   Annual distribution fee of 0.25% of average daily net assets*

                   Lower annual expenses than Class B shares
--------------------------------------------------------------------------------
Class B            No initial sales charge

                   CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

                   CDSC waived in certain circumstances

                   Shares convert to Class A in ninth year of ownership

                   Annual distribution fee of 1.00% of average daily net assets*

                   Higher annual expenses than Class A shares
--------------------------------------------------------------------------------

Class Y            No initial sales charge

                   No annual distribution fee

                   Service fee of 0.10% of average daily net assets

                   Available only to certain qualifying institutional investors
--------------------------------------------------------------------------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related fees for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A or Class B shares?
If your investments in American Express funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

PURCHASING SHARES
If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

     o  a $50 penalty for each failure to supply your correct TIN,
     o a civil penalty of $500 if you make a false statement that results in no backup withholding, and
     o  criminal penalties for falsifying information.


You also could be subject to backup withholding if the IRS requires us to do so because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN
For this type of account:               Use the Social Security or Employer Identification number of:
Individual or joint account             The individual or one of the individuals listed on the joint account

Custodian account of a minor
(Uniform Gifts/Transfers to Minors Act) The minor

A revocable living trust                The grantor-trustee (the person who puts the money into the trust)

An irrevocable trust, pension trust     The legal entity (not the personal
or estate                               representative  or trustee,  unless no
                                        legal entity is designated in the
                                        account title)

Sole proprietorship                     The owner

Partnership                             The partnership

Corporate                               The corporation

Association, club or tax-exempt         The organization
organization

For details on TIN requirements, ask your financial advisor or contact your local American Express Financial Advisors office to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Three ways to invest

--------------------------------------------------------------------------------
1 By mail:
Once your account has been established, send your check with the account number on it to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts

Initial investment:        $2,000

Additional investments:    $100

Account balances:          $300

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

2 By scheduled investment plan:
Contact your financial advisor for assistance in setting up one of the following scheduled plans:
     o automatic payroll deduction,
     o bank authorization,
     o direct deposit of Social Security check, or
     o other plan approved by the Fund.

Minimum amounts

Initial investment:        $100

Additional investments:    $100/mo.

Account balances:          none (on active plans with monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

--------------------------------------------------------------------------------
3 By wire or electronic funds transfer: If you have an established account, you may wire money to:

Norwest Bank Minnesota

Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts

Each wire investment: $1,000

If you are in a wrap fee program sponsored by AEFA and your balance falls below the required program minimum or your program is terminated, your shares will be sold and the proceeds will be mailed to you.

SALES CHARGES
Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

--------------------------------------------------------------------------------
 Total investment                   Sales charge as percentage of:a
                         Public offering priceb          Net amount invested
--------------------------------------------------------------------------------

 Up to $50,000                    5.0%                          5.26%
 Next $50,000                     4.5                           4.71
 Next $400,000                    3.8                           3.95
 Next $500,000                    2.0                           2.04
 $1,000,000 or more               0.0                           0.00

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.
b Offering price includes a 5% sales charge.
The sales charge on Class A shares may be lower than 5%, depending on the total amount:
o  you now are investing in this Fund,
o  you have previously invested in this Fund, or
o you and your primary household group are investing or have invested in other American Express funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies:
o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

Waivers of the sales charge for Class A shares Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners and unmarried children under 21.
o current or retired American Express financial advisors, their spouses or domestic partners and unmarried children under 21.
o investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.
o qualified employee benefit plans using a daily transfer recordkeeping system offering participants daily access to American Express funds. Eligibility must be determined in advance by AEFA. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)
o shareholders who have at least $1 million invested in American Express funds. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.
o  purchases made within 30 days after a sale of shares (up to the amount sold):
   -- of a product distributed by AEFA in a qualified plan subject to a deferred sales charge,  or
   -- in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o  purchases made:
   -- with  dividend or capital  gain  distributions  from this Fund or from the same class of another American Express fund that has a sales charge, -- through or under a wrap fee product sponsored by AEFA, -- within the University of Texas System ORP,
   -- within a  segregated  separate  account offered by Nationwide Life
      Insurance Company or Nationwide Life and Annuity Insurance Company,
   -- within the University of Massachusetts After-Tax Savings Program,
   -- with the proceeds from IDS Life Real Estate Variable Annuity surrenders, or
   -- through or under a subsidiary of AEFC offering Personal Trust Services'
      Asset-Based pricing alternative

Class B -- contingent deferred sales charge (CDSC) alternative
A CDSC is based on the sale amount and the number of calendar years
   -- including the year of purchase
   -- between purchase and sale.

The following table shows how CDSC percentages on sales decline after a purchase:

            If the sale is made during the:     The CDSC percentage rate is:
--------------------------------------------------------------------------------
                      First year                             5%
                      Second year                            4%
                      Third year                             4%
                      Fourth year                            3%
                      Fifth year                             2%
                      Sixth year                             1%
                      Seventh year                           0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:
Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:
     o in the event of the shareholder's death,
     o held in trust for an employee benefit plan, or
     o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
          -- at least  591/2 years old AND
          -- taking a  retirement  distribution (if the sale is part of a transfer to an IRA or qualified plan in a product distributed by AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived) OR
          -- selling  under  an  approved   substantially  equal  periodic
             payment arrangement.

EXCHANGING/SELLING SHARES
Exchanges
You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:
o  Exchanges must be made into the same class of shares of the new fund.
o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.
o  Once we receive your exchange request, you cannot cancel it.
o  Shares of the new fund may not be used on the same day for another exchange.
o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares
You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 30 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences. Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

The Fund reserves the right to redeem in kind.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares
--------------------------------------------------------------------------------
 1 By letter:
Include in your letter:
o  the name of the fund(s),
o  the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
o  your TIN,
o the dollar amount or number of shares you want to exchange or sell,
o signature(s)  of all  registered  account owners,
o  for sales,  indicate how you want your money  delivered to you, and
o  any paper certificates of shares you hold.

Regular mail:

American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:

American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

--------------------------------------------------------------------------------
2 By telephone:
American Express Financial Advisors

Telephone Transaction Service

800-437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.
o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.
o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100  Maximum sale amount: $50,000

Three ways to receive payment when you sell shares
--------------------------------------------------------------------------------
1 By regular or express mail:
o  Mailed to the address on record.
o  Payable to names listed on the account.
NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

--------------------------------------------------------------------------------
2 By wire or electronic funds transfer:
o  Minimum wire: $1,000.
o  Request that money be wired to your bank.
o Bank account must be in the same ownership as the American Express fund account.

NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

--------------------------------------------------------------------------------
 3 By scheduled payout plan: o Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes
As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTION
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of the time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:
     o you  request distributions in cash, or
     o you direct the Fund to invest your distributions in the same class of any publicly offered American Express fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.


TAXES
Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax. Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrowed that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares of this or another American Express fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Personalized Shareholder Information
To help you track and evaluate the performance of your investments, AECSC provides these individualized reports:


QUARTERLY STATEMENTS
List your holdings and transactions during the previous three months, as well as individualized return information.


YEARLY TAX STATEMENTS
Feature average-cost-basis reporting of capital gains or losses if you sell your shares, along with distribution information to simplify tax calculations.


PERSONALIZED MUTUAL FUND PROGRESS REPORTS
Detail returns on your initial investment and cash-flow activity in your account. This report calculates a total return reflecting your individual history in owning Fund shares and is available from your financial advisor.

About the Company

BUSINESS STRUCTURE
                                                                 ---------------------
                                                                     Shareholders
                                                                 ---------------------

                                                                 ---------------------
                                                                    Your American
                                                                  Express financial
                                                                  advisor and other
                                                                   servicing agents

                                                                  May receive a fee
                                                                   for their sales
                                                                 efforts and ongoing
                                                                       service.
                                                                 ---------------------


-----------------------          ---------------------           ---------------------          ---------------------
   Transfer Agent:                  Administrative                                                Distributor and
   American Express                Services Agent:                                                  Shareholder
    Client Service                 American Express                                               Services Agent:
     Corporation                      Financial                                                   American Express
                                     Corporation                                                 Financial Advisors
Maintains shareholder
 accounts and records                  Provides           <-           The Fund          ->         Markets and
    for the Fund;                 administrative and                                            distributes shares;
 receives a fee based            accounting services                                             receives a portion
   on the number of                 for the Fund;                                               of the sales charge
accounts it services.               receives a fee                                                  or CDSC and
                                   based on average                                              distribution fee.
                                  daily net assets.                                               Also provides a
                                                                                                 variety of ongoing
                                                                                                    shareholder
                                                                                                     services.



-----------------------          ---------------------                                          ---------------------

                                 ---------------------                                          ---------------------
                                 Investment Manager:                                                 Custodian:
                                   American Express                                               U.S. Bank National
                                      Financial                                                     Association
                                     Corporation
                                                                                                      Provides
                                     Manages the          <-                             ->        safekeeping of
                                     Fund's                                                      assets; receives a
                                   investments and                                                fee that varies
                                    receives a fee                                              based on the number
                                   based on average                                             of securities held.
                                  daily net assets.*
                                 ---------------------           ---------------------          ---------------------

* The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.45% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.

AMERICAN EXPRESS FINANCIAL CORPORATION
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $92 billion for all American Express funds, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $232 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 9,300 advisors.


AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.


YEAR 2000
The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.

Quick Telephone Reference

AMERICAN EXPRESS FINANCIAL ADVISORS

TELEPHONE TRANSACTION SERVICE
Sales and exchanges, dividend payments or reinvestments and automatic payment
arrangements:      800-437-3133

AMERICAN EXPRESS CLIENT SERVICE CORPORATION
Fund performance, fund prices, account values, recent account transactions and
account inquiries:         800-862-7919

TTY SERVICE
For the hearing impaired:  800-846-4852

Financial Highlights

Fiscal period ended June 30,

---------------------------------------------------------------------------------------------------------------------------
 Per share income and capital changesa

                                                                        Class A

                                                      1999      1998      1997       1996       1995
Net asset value, beginning of period                  $5.63     $5.51     $5.43      $5.40      $5.35
---------------------------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)                            .27       .28       .30        .30        .30

Net gains (losses) (both realized and unrealized)      (.18)      .13       .07        .03        .05
---------------------------------------------------------------------------------------------------------------------------

Total from investment operations                        .09       .41       .37        .33        .35

Less distributions:

Dividends from net investment income                   (.27)     (.29)     (.29)      (.28)      (.30)

Distributions from realized gains                      (.01)       --        --       (.02)        --

Total distributions                                    (.28)     (.29)     (.29)      (.30)      (.30)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                        $5.44     $5.63     $5.51      $5.43      $5.40


---------------------------------------------------------------------------------------------------------------------------
 Ratios/supplemental data

Net assets, end of period (in millions)                $439      $455      $462       $491       $505
---------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average daily net assetsb          .75%      .73%      .74%       .75%       .66%

Ratio of net investment income (loss)
to average daily net assets                            4.87%     5.09%     5.42%      5.16%      5.66%

Portfolio turnover rate
(excluding short-term securities)                        13%       17%       33%        52%        53%

Total returnc                                          1.74%     7.60%     7.08%      6.26%      6.65%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
c Total return does not reflect payment of a sales charge.

Fiscal period ended June 30,

Per share income and capital changesa

                                                     Class B                              Class Y

                                    1999     1998     1997     1996     1995b       1999     1998     1997     1996     1995b
Net asset value, beginning
of period                          $5.63     $5.51    $5.43    $5.40    $5.47       $5.64    $5.52    $5.44    $5.41    $5.47

Income from investment operations:

Net investment income (loss)         .23       .24      .25      .26      .09         .30      .29      .30      .31      .08

Net gains (losses) (both
realized and unrealized)            (.18)      .13      .08      .03     (.07)       (.19)     .13      .08      .03     (.06)

Total from investment
operations                           .05       .37      .33      .29      .02         .11      .42      .38      .34      .02

Less distributions:

Dividends from net
investment income                   (.23)     (.25)    (.25)    (.24)    (.09)       (.30)    (.30)    (.30)    (.29)    (.08)

Distributions from
realized gains                      (.01)       --       --     (.02)      --        (.01)      --       --     (.02)      --

Total distributions                 (.24)     (.25)    (.25)    (.26)    (.09)       (.31)    (.30)    (.30)    (.31)    (.08)

Net asset value, end
of period                          $5.44     $5.63    $5.51    $5.43    $5.40       $5.44    $5.64    $5.52    $5.44    $5.41

Ratios/supplemental data

Net assets, end of period
(in millions)                        $61       $44      $31      $21       $6        $--       $--      $--      $--      $--

Ratio of expenses to
average daily net assetsd           1.51%     1.49%    1.50%    1.51%    1.49%c      .60%      .48%     .58%     .57%     .54%c

Ratio of net investment
income (loss)
to average daily net assets         4.13%     4.34%    4.71%    4.42%    4.72%c     5.01%     5.30%    5.78%    5.32%    5.38%c

Portfolio turnover rate
(excluding short-term
securities)                           13%       17%      33%      52%      53%        13%       17%      33%      52%      53%

Total returne                        .99%     6.80%    6.26%    5.46%     .41%      1.87%     7.73%    7.25%    6.40%     .49%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Adjusted to an annual basis.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
     Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditor's report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

APPENDIX
1999 federal tax-exempt and taxable equivalent yield calculation

These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1:

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross
Income column the percentage indicated is an approximation of your federal Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjustable gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $104,050-$158,550 range. Under Adjusted Gross Income, $175,000 is in the $126,600 to $189,950 column. The Taxable Income line and Adjusted Gross Income column meet at 31.93%. This is the rate you'll use in Step 2.

       Adjusted gross income*
Taxable income**                 $0           $126,600          $189,950
                                 to              to                to           Over
                             $126,600(1)     $189,950(2)       $312,450(3)   $312,450(2)
---------------------------------------------------------------------------------------------------------------------------
Married Filing Jointly
$          0 - $ 43,050           15.00%
    43,050 -  104,050             28.00          28.84%
  104,050 -  158,550              31.00          31.93             33.29%
  158,550 -  283,150              36.00          37.08             38.66        37.08%
  283,150 +                       39.60                         42.53***        40.79
---------------------------------------------------------------------------------------------------------------------------

                                               Adjusted gross income*
--------------------------------------------------------------------------------

Taxable income**                 $0           $126,600
                                 to              to               Over
                             $126,600(1)     $249,100(3)       $249,100(2)
--------------------------------------------------------------------------------

Single
$         0 - $ 25,750            15.00%
   25,750 -    62,450             28.00
   62,450 -  130,250              31.00          32.61%
 130,250 -  283,150               36.00          37.87            37.08%
 283,150 +                        39.60          40.79

* Gross income with certain adjustments before taking itemized deductions and personal exemptions.
** Amount subject to federal income tax after itemized deductions (or standard deduction) and personal exemptions.
*** This rate is applicable only in the limited case where your adjusted gross income is less than $312,450 and your taxable income exceeds $283,150.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no current phase-out of personal exemptions.
(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2: Determining your federal taxable yield equivalents.
Using 31.93%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.88% yield. For these Tax-Exempt Rates:

           2.50%     3.00%      3.50%     4.00%     4.50%     5.00%      5.50%     6.00%

Marginal Tax Rates Equal the Taxable Rates shown below:
15.00%     2.94      3.53       4.12      4.71      5.29      5.88       6.47      7.06
28.00%     3.47      4.17       4.86      5.56      6.25      6.94       7.64      8.33
28.84%     3.51      4.22       4.92      5.62      6.32      7.03       7.73      8.43
31.00%     3.62      4.35       5.07      5.80      6.52      7.25       7.97      8.70
31.93%     3.67      4.41       5.14      5.88      6.61      7.35       8.08      8.81
32.61%     3.71      4.45       5.19      5.94      6.68      7.42       8.16      8.90
33.29%     3.75      4.50       5.25      6.00      6.75      7.50       8.24      8.99
36.00%     3.91      4.69       5.47      6.25      7.03      7.81       8.59      9.38
37.08%     3.97      4.77       5.56      6.36      7.15      7.95       8.74      9.54
37.87%     4.02      4.83       5.63      6.44      7.24      8.05       8.85      9.66
38.66%     4.08      4.89       5.71      6.52      7.34      8.15       8.97      9.78
39.60%     4.14      4.97       5.79      6.62      7.45      8.28       9.11      9.93
40.79%     4.22      5.07       5.91      6.76      7.60      8.44       9.29     10.13
42.53%     4.35      5.22       6.09      6.96      7.83      8.70       9.57     10.44

This Fund, along with the other American Express funds, is distributed by American Express Financial Advisors Inc. and can be found under the "Amer Express" banner in most mutual fund quotations.


Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact American Express Client Service Corporation.


American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #811-4647

TICKER SYMBOL
Class A: IINSX     Class B: IINBX     Class Y: NA

S-6327-99 N (8/99)

                      AXPSM SPECIAL TAX-EXEMPT SERIES TRUST
                        AXPSM CALIFORNIA TAX-EXEMPT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                        AXPSM CALIFORNIA TAX-EXEMPT FUND
                       AXPSM MASSACHUSETTS TAX-EXEMPT FUND
                         AXPSM MICHIGAN TAX-EXEMPT FUND
                         AXPSM MINNESOTA TAX-EXEMPT FUND
                         AXPSM NEW YORK TAX-EXEMPT FUND
                           AXPSM OHIO TAX-EXEMPT FUND

(singularly and collectively, where the context requires, referred to as the Fund)

For state specific risk factors, please see Appendix B.

                                  Aug. 27, 1999

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                TABLE OF CONTENTS



Mutual Fund Checklist..................................................p.3

Fundamental Investment Policies........................................p.5

Investment Strategies and Types of Investments.........................p.6

Information Regarding Risks and Investment Strategies..................p.8

Security Transactions.................................................p.28

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation................................p.30

Performance Information...............................................p.30

Valuing Fund Shares...................................................p.33

Investing in the Fund.................................................p.34

Selling Shares........................................................p.37

Pay-out Plans.........................................................p.38

Capital Loss Carryover................................................p.39

Taxes.................................................................p.39

Agreements............................................................p.40

Organizational Information............................................p.44

Board Members and Officers............................................p.46

Compensation for Board Members........................................p.50

Independent Auditors..................................................p.52

Appendix A:  Description of Ratings...................................p.53

Appendix B:  State Risk Factors.......................................p.58

MUTUAL FUND CHECKLIST
--------------------------------------------------------------------------------

                    |X|
                              Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
                    |X|
                              A higher rate of return typically involves a higher risk of loss.
                    |X|
                              Past performance is not a reliable indicator of future performance.
                    |X|
                              ALL mutual funds have costs that lower
                              investment return.
                    |X|
                              You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or
                              insurance   agents.   If  you  buy  through  these
                              financial professionals, you generally will pay a sales charge.
                    |X|
                              Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

---------------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
---------------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:    $5.00 ($25.00 divided by 5)
The average price you paid for each share:         $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets, at market value.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

---------------------------------------------------------------------------------- --------------------------
Investment strategies & types of investments:                                       Allowable for the Fund?
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Agency and Government Securities                                                              yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Borrowing                                                                                     yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Cash/Money Market Instruments                                                                 yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Collateralized Bond Obligations                                                               yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Commercial Paper                                                                              yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Common Stock                                                                                  no
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Convertible Securities                                                                        yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Corporate Bonds                                                                               yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Debt Obligations                                                                              yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Depositary Receipts                                                                           no
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Derivative Instruments                                                                        yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Foreign Currency Transactions                                                                 no
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Foreign Securities                                                                            yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
High-Yield (High-Risk) Securities (Junk Bonds)                                                yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Illiquid and Restricted Securities                                                            yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Indexed Securities                                                                            yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Inverse Floaters                                                                              yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Investment Companies                                                                          no
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Lending of Portfolio Securities                                                               yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Loan Participations                                                                           yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Mortgage- and Asset-Backed Securities                                                         yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Mortgage Dollar Rolls                                                                         yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Municipal Obligations                                                                         yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Preferred Stock                                                                               yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Real Estate Investment Trusts                                                                 yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Repurchase Agreements                                                                         yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Reverse Repurchase Agreements                                                                 yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Short Sales                                                                                   no
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Sovereign Debt                                                                                yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Structured Products                                                                           yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Variable- or Floating-Rate Securities                                                         yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Warrants                                                                                      yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
When-Issued Securities                                                                        yes
---------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------- --------------------------
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                                          yes
---------------------------------------------------------------------------------- --------------------------

The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, California, Massachusetts, Michigan, Minnesota, New York and Ohio Funds will invest at least 80% of their net assets in bonds, notes and commercial paper issued by or on behalf of their respective state or local governmental units whose interest, in the opinion of bond counsel for the issuer, is exempt from federal, state and local (if applicable) income tax in their respective states.

o A portion of the Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the Fund will limit its investments in these bonds to 20% of its net assets.

o At least 75% of the Fund's investments will be in investment-grade securities or in non-rated securities of equivalent investment quality in the judgment of the Fund's investment manager. The other 25% may be in securities rated Ba or B by Moody's or BB or B by S&P or the equivalent (commonly known as junk bonds).

o The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry.

o If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, the Fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o    No more than 10% of the Fund's net assets will be held in inverse floaters.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy or margin or sell short, except the Fund may enter into interest rate futures contracts.

o Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to purchase debt securities on a when-issued basis.


For a description of ratings see Appendix A. For a discussion of state risk factors see Appendix B.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

RISKS


The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):


Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect correlation between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)


All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments


Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.


A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.


         Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.


The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

         Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

         Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

         Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


         Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred on futures contracts and on underlying securities identified as hedged positions.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.


The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

         Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of an investor's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, an investor may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. Many funds utilize diverse types of derivative instruments in connection with their foreign currency exchange transactions.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities and Domestic Companies with Foreign Operations

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.


To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations


Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities


These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets. In addition, when the Fund engages in forward commitment and when-issued transactions, it relies on the counterparty to consummate the transaction. The failure of the counterparty to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
--------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.


On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express funds for which it acts as investment manager.


Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.


All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express funds even though it is not possible to relate the benefits to any particular fund.


Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

For fiscal years noted below, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.

     June 30,             CA             MA             MI            MN             NY             OH

1999                   $1,180            $770           $790       $1,232         $1,724           $854
--------------------
1998                    1,224             408            420        1,572          2,076            408
--------------------
1997                    4,656           1,320          1,404        7,620          3,228          1,344

No transactions were directed to brokers because of research services they provided to each Fund.


As of the end of the most recent fiscal year, each Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rates for the two most recent fiscal years were as follows:

                          CA             MA             MI            MN             NY             OH

1999                        16%             5%            20%           13%             8%             5%
--------------------
1998                        15              9             10             8             10             10

Higher turnover rates may result in higher brokerage expenses.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS
FINANCIAL CORPORATION
--------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                                         Yield = 2[(a-b + 1)6 - 1]
                                                    cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per share on the last day of the period

The following table gives an annualized yield quotation for each of the funds:

                         30-Day Period Ended                Class A           Class B
Fund                     June 30, 1999                       Yield             Yield
------------------------ ------------------------------ ----------------- -----------------

California                                                     4.09%             3.55%
Massachusetts                                                  4.78              4.30
Michigan                                                       3.99              3.44
Minnesota                                                      4.48              3.96
New York                                                       4.61              4.09
Ohio                                                           3.61              3.04
------------------------ ------------------------------ ----------------- -----------------

Tax-equivalent yield

Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the tax equivalent yield, based on federal but not state tax rates, for the funds listed:

                                                     Tax Equivalent Yield
                                             for 30 Day Period Ended June 30, 1999
Marginal Income
Tax Bracket       -------------
                                  Massachusetts      Michigan       Minnesota      New York         Ohio
                   California
Class A

15.0%                 4.81%            5.62%           4.69%          5.27%           5.42%         4.25%
28.0%                 5.68%            6.64%           5.54%          6.22%           6.40%         5.01%
31.0%                 5.93%            6.93%           5.78%          6.49%           6.68%         5.23%
36.0%                 6.39%            7.47%           6.23%          7.00%           7.20%         5.64%
39.6%                 6.77%            7.91%           6.61%          7.42%           7.63%         5.98%

Class B
15.0%                 4.18%            5.06%           4.05%          4.66%           4.81%         3.58%
28.0%                 4.93%            5.97%           4.78%          5.50%           5.68%         4.22%
31.0%                 5.14%            6.23%           4.99%          5.74%           5.93%         4.41%
36.0%                 5.55%            6.72%           5.38%          6.19%           6.39%         4.75%
39.6%                 5.88%            7.12%           5.70%          6.56%           6.77%         5.03%

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

VALUING FUND SHARES
--------------------------------------------------------------------------------

The value of an  individual  share is  determined  by using the net asset  value
(NAV) before shareholder transactions for the day. On the first business day following the end of the year, the computation looked like this:

                      Net assets before                  Shares outstanding                Net asset value
Fund                     shareholder                             at                         of one share
                        transactions                     the end of previous
                                                                 day
------------------- ---------------------- ------------ ---------------------- --------- --------------------

California                                 divided by                           equals
Class A              $245,949,355                          47,434,784                          $5.185
Class B                20,949,448                           4,040,395                           5.185

Massachusetts
Class A                70,452,372                          13,070,941                           5.390
Class B                16,920,126                           3,139,170                           5.390

Michigan
Class A                76,633,763                          14,249,491                           5.378
Class B                 6,575,820                           1,222,726                           5.378

Minnesota
Class A               405,700,297                          77,129,334                           5.260
Class B                45,626,971                           8,674,329                           5.260

New York
Class A               102,455,250                          19,898,087                           5.149
Class B                13,518,107                           2,625,385                           5.149

Ohio
Class A                68,850,591                          12,838,074                           5.363
Class B                 7,776,491                           1,449,756                           5.364


In  determining  net  assets  before  shareholder   transactions,   each  Fund's
securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.


o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded, and if none exists, to the over-the-counter market.


o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at their last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.


o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or systematically reducing the carrying value if acquired at a premium, so that the carrying value is equal to the maturity value on maturity date.

o Securities without a readily available market price and other assets are valued at fair value, as determined in good faith by the board. The board is responsible for selecting methods they believe provide fair value. When possible bonds are valued by a pricing service independent from a fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SALES CHARGE


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined as follows. The sales charge is paid to American Express Financial Advisors Inc. (AEFA) by the person buying the shares.

                             Net asset                  Divided by (1.00 - 0.05)
Fund                         -------------------------  for a sales charge         -------------------------
                             value of one share                                    Public offering price
California                       $5.185                 /        0.95              =        $5.46
----------------------------
Massachusetts                     5.390                 /        0.95              =        $5.67
----------------------------
Michigan                          5.378                 /        0.95              =        $5.66
----------------------------
Minnesota                         5.260                 /        0.95              =        $5.54
----------------------------
New York                          5.149                 /        0.95              =        $5.42
----------------------------
Ohio                              5.363                 /        0.95              =        $5.65

Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                                            Within     each
                                                            increment,     sales
                                                            charge      as     a
                                                            percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
Amount of Investment                                  Offering Price                Amount Invested
--------------------                                  --------------                ---------------
First      $      50,000                                   5.0%                         5.26%
Next              50,000                                   4.5                          4.71
Next             400,000                                   3.8                          3.95
Next             500,000                                   2.0                          2.04
$1,000,000 or more                                         0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                               On          total
                                                               investment, sales
                                                               charge    as    a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of investment                                                  ranges from:
----------------------------------------------
First      $      50,000                                 5.00%                       5.26%
Next              50,000 to 100,000                      5.00-4.50                   5.26-4.71
Next             100,000 to 500,000                      4.50-3.80                   4.71-3.95
Next             500,000 to 999,999                      3.80-2.00                   3.95-2.04
$1,000,000 or more                                       0.00                        0.00

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.



                                                               On          total
                                                               investment, sales
                                                               charge    as    a
                                                               percentage of:
                                               ------------------------------------------------------------
                                                          Public                          Net
                                                      Offering Price                Amount Invested
Amount of Investment                                                  ranges from:
--------------------                                                  ------------
First    $     50,000                                  5.00%                         5.26%
Next           50,000 to 100,000                       5.00-4.50                     5.26-4.71
Next          100,000 to 500,000                       4.50-3.80                     4.71-3.95
Next          500,000 to 999,999                       3.80-2.00                     3.95-2.04
$1,000,000 or more                                     0.00                          0.00

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding AXP Cash Management Fund and AXP Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express fund subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

SELLING SHARES
--------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
--------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

CAPITAL LOSS CARRYOVER
--------------------------------------------------------------------------------

For federal income tax purposes, California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds had total capital loss carryovers of $1,940,553, $207,717, $233,234, $1,997,741, $1,342,074 and $182,633,
respectively at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

Fund                                   2005                       2006                       2008
---------------------------- -------------------------- -------------------------- --------------------------

California                                                        $7,825                  $1,932,728
Massachusetts                                                                                207,717
Michigan                                                                                     233,234
Minnesota                            $178,699                                              1,819,042
New York                            1,215,694                                                126,380
Ohio                                  114,642                                                 67,991

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


TAXES
--------------------------------------------------------------------------------


If you buy shares in the Fund and then exchange shares, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares is treated as if it applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.


For example:


You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the basis of your shares in the second fund.


If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains applies to sales of precious metals owned directly by the Fund.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First             $0.25            0.470%
Next               0.25            0.445
Next               0.25            0.420
Next               0.25            0.405
Over               1.00            0.380


On the last day of the most recent fiscal year, the daily rate applied to each Fund's net assets was equal to 0.470% on an annual basis for Massachusetts, Michigan, New York and Ohio and 0.468% for California and 0.459% for Minnesota. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. The table below shows the total amount paid by each Fund over the past three fiscal years.

                                                                   Fiscal Year
Fund                                           1999                    1998                    1997

-------------------------------------
California                                 $1,257,978              $1,171,054              $1,136,825
-------------------------------------
Massachusetts                                 399,923                 358,885                 349,582
-------------------------------------
Michigan                                      391,881                 379,412                 382,131
-------------------------------------
Minnesota                                   1,994,409               1,872,006               1,856,870
-------------------------------------
New York                                      543,353                 545,320                 555,919
-------------------------------------
Ohio                                          357,073                 336,754                 335,881
-------------------------------------

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement each Fund pays nonadvisory expenses, net of earnings credits. The table below shows the expenses paid over the past three fiscal years.

                                                                   Fiscal Year
Fund                                           1999                    1998                    1997
-------------------------------------
California                                   $130,650                 $36,849               $79,107
-------------------------------------
Massachusetts                                  47,438                  46,784                64,534
-------------------------------------
Michigan                                       82,592                  59,281                66,202
-------------------------------------
Minnesota                                     194,930                  45,166                44,674
-------------------------------------
New York                                       93,581                  48,628                64,887
-------------------------------------
Ohio                                          106,275                  52,683                55,835
-------------------------------------

Administrative Services Agreement

Each Fund has an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate
(billions)                   each asset level
---------                    ----------------
First       $0.25                  0.040%
Next         0.25                  0.035
Next         0.25                  0.030
Next         0.25                  0.025
Over         1.00                  0.020


On the last day of the most recent fiscal year, the daily rate applied to each Fund's net assets was equal to 0.040% on an annual basis for California, Massachusetts, Michigan, New York and Ohio and 0.378% for Minnesota. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. The table below shows the expenses paid over the past three fiscal years.


                                                                    Fiscal Year
                                       ----------------------------------------------------------------------
Fund                                            1999                    1998                   1997

California                                    $110,275                  $103,284               $96,751
Massachusetts                                   35,242                    32,602                28,771
Michigan                                        34,586                    34,433                32,522
Minnesota                                      176,098                   160,057               153,661
New York                                        47,870                    48,804                47,312
Ohio                                            30,748                    31,132                28,586
--------------------------------------

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year and for Class B is $20.50 per year. The fees paid to AECSC may be changed by the board without shareholder approval.


Distribution Agreement

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. Line one of the following table shows total sales charges collected. Line two shows the amounts retained by AEFA for the past three fiscal years.

Year                 California     Massachusetts      Michigan      Minnesota       New York       Ohio
1999     (1)         $803,524          $445,136       $209,314      $1,266,014       $266,790     $205,720
-------------------

         (2)           81,354            64,561         28,730          80,516          2,865       15,091
-------------------

1998     (1)          590,397           319,341        165,232         996,195        288,596      115,270
-------------------


         (2)           76,867            13,498         16,959         134,545         33,874      (24,371)
-------------------

1997     (1)          447,310           217,111        132,029         815,821        244,183      107,454
-------------------

         (2)           77,322            17,237         18,556         140,883         29,981      (19,095)

SHAREHOLDER SERVICE AGREEMENT


During the most recent fiscal year the Fund paid a Fund fee for service provided to shareholders by financial advisors and other servicing agents with respect to Class A and Class B shares at a rate of 0.175% of average daily net assets. The Shareholder Service Agreement for Class A and Class B shares was converted to a Plan and Agreement of Distribution effective July 1, 1999.

PLAN AND AGREEMENT OF DISTRIBUTION


For Class A and Class B shares, to help AEFA defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution
(Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.


Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A and Class B shares; and overhead appropriately allocated to the sale of Class A and Class B shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement.

The following fees were paid for under the plan. The fees were based on the 0.75% in effect for Class B Shares during the most recent fiscal year:


                             Fees paid as of the most
                             recent fiscal year for
                             Class B shares

California                          $136,155
----------------------------

Massachusetts                        114,158
----------------------------

Michigan                              43,183
----------------------------

Minnesota                            284,736
----------------------------

New York                              86,839
----------------------------

Ohio                                  49,653


The Plan was not effective with respect to Class A shares until July 1, 1999. As a result, no fees were paid as of the most recent fiscal year for Class A shares.


The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

Custodian Agreement

The Fund's securities and cash are held by U.S. Bank National  Association,  180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

ORGANIZATIONAL INFORMATION
--------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS*

-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
                                             Date of            Form of         State of       Fiscal
Fund                                      Organization        Organization    Organization    Year End    Diversified
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Bond Fund, Inc.                    6/27/74, 6/31/86***    Corporation         NV/MN         8/31          Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Discovery Fund, Inc.               4/29/81, 6/13/86***    Corporation         NV/MN         7/31          Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Equity Select Fund, Inc.**         3/18/57, 6/13/86***    Corporation         NV/MN        11/30          Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Extra Income Fund, Inc.                  8/17/83          Corporation          MN           5/31          Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Federal Income Fund, Inc.                3/12/85          Corporation          MN           5/31          Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Global Series, Inc.                     10/28/88          Corporation          MN          10/31
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Emerging Markets Fund                                                                                  Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Global Balanced Fund                                                                                   Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Global Bond Fund                                                                                        No
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Global Growth Fund                                                                                     Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Innovations Fund                                                                                       Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Growth Series, Inc.                5/21/70, 6/13/86***    Corporation         NV/MN         7/31
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Growth Fund                                                                                            Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Research Opportunities Fund                                                                            Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP High Yield Tax-Exempt Fund, Inc.        12/21/78,         Corporation         NV/MN        11/30          Yes
                                           6/13/86***
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP International Fund, Inc.                 7/18/84          Corporation          MN          10/31          Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Investment Series, Inc.            1/18/40, 6/13/86***    Corporation         NV/MN         9/30
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Diversified Equity Income Fund                                                                         Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Mutual                                                                                                 Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Managed Series, Inc.                     10/9/84          Corporation          MN           9/30
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Managed Allocation Fund                                                                                Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Market Advantage Series, Inc.            8/25/89          Corporation          MN           1/31
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Blue Chip Advantage Fund                                                                               Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Small Company Index Fund                                                                               Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Money Market Series, Inc.          8/22/75, 6/13/86***    Corporation         NV/MN         7/31
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Cash Management Fund                                                                                   Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP New Dimensions Fund, Inc.          2/20/68, 6/13/86***    Corporation         NV/MN         7/31          Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Precious Metals Fund, Inc.               10/5/84          Corporation          MN           3/31           No
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Progressive Fund, Inc.             4/23/68, 6/13/86***    Corporation         NV/MN         9/30          Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Selective Fund, Inc.               2/10/45, 6/13/86***    Corporation         NV/MN         5/31          Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Stock Fund, Inc.                   2/10/45, 6/13/86***    Corporation         NV/MN         9/30          Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Strategy Series, Inc.                    1/24/84          Corporation          MN           3/31
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Equity Value Fund**                                                                                    Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Small Cap Advantage Fund                                                                               Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Strategy Aggressive Fund**                                                                             Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Tax-Exempt Series, Inc.            9/30/76, 6/13/86***    Corporation         NV/MN        11/31
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Intermediate Tax-Exempt Fund                                                                           Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Tax-Exempt Bond Fund                                                                                   Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Tax-Free Money Fund, Inc.          2/29/80, 6/13/86***    Corporation         NV/MN        12/31          Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Utilities Income Fund, Inc.              3/25/88          Corporation          MN           6/30          Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP California Tax-Exempt Trust              4/7/86             Business           MA           6/30
                                                               Trust****
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP California Tax-Exempt Fund                                                                              No
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
AXP Special Tax-Exempt Series Trust          4/7/86             Business           MA           6/30
                                                               Trust****
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Insured Tax-Exempt Fund                                                                                Yes
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Massachusetts Tax-Exempt Fund                                                                           No
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Michigan Tax-Exempt Fund                                                                                No
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Minnesota Tax-Exempt Fund                                                                               No
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP New York Tax-Exempt Fund                                                                                No
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------
   AXP Ohio Tax-Exempt Fund                                                                                    No
-------------------------------------- -------------------- ----------------- -------------- ----------- ---------------

* At the shareholders meeting held on June 16, 1999, shareholders of the funds listed in the table (except for AXP Small Cap Advantage Fund) approved the name change from IDS to AXP. In addition to substituting AXP for IDS, the following series changed their names: IDS Growth Fund, Inc. to AXP Growth Series, Inc., IDS Managed Retirement Fund, Inc. to AXP Managed Series, Inc., IDS Strategy Fund, Inc. to AXP Strategy Series, Inc., and IDS Tax-Exempt Bond Fund, Inc. to AXP Tax-Exempt Series, Inc.
** At the shareholder meeting held on Nov. 9, 1994, IDS Equity Plus Fund, Inc. changed its name to IDS Equity Select Fund, Inc. At that same time IDS Strategy Aggressive Equity Fund changed its name to IDS Strategy Aggressive Fund, and IDS Strategy Equity Fund changed its name to IDS Equity Value Fund.
***  Date merged into a Minnesota corporation incorporated on 4/7/86.
**** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
--------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 53 American Express Funds.

H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Chairman and chief executive officer of the Fund. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.

Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley'**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior adviser to the chief executive officer of AEFC.

David R. Hubers**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones+
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce'
Born in 1927
2050 One Financial Plaza
Minneapolis, MN

RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, Board Services Corporation.

Alan K. Simpson+
Born in 1931
1201 Sunshine Ave.
Cody, WY

Director of The Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, PacifiCorp (electric power) and Biogen (bio-pharmaceuticals).

John R. Thomas+'**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

C. Angus Wurtele+'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Retired chairman of the board and chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of investment review committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Vice President - investment accounting of AEFC. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
--------------------------------------------------------------------------------


During the most recent fiscal year, the independent members of the Fund board, for attending up to 27 meetings, received the following compensation:

                                                Compensation Table
                                          AXP California Tax-Exempt Fund
                                                                          Total cash compensation from
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.                              $1,200                         $116,400
Lynne V. Cheney                                          831                           96,900
Heinz F. Hutter                                          925                           99,900
Anne P. Jones                                          1,082                          112,400
William R. Pearce                                        225                           24,600
Alan K. Simpson                                          831                           96,900
C. Angus Wurtele                                       1,267                          120,400


                                                Compensation Table
                                       AXP Massachusetts Tax-Exempt Fund


                                                                          Total cash compensation from
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.                              $1,200                         $116,400
Lynne V. Cheney                                          831                           96,900
Heinz F. Hutter                                          925                           99,900
Anne P. Jones                                          1,082                          112,400
William R. Pearce                                        225                           24,600
Alan K. Simpson                                          831                           96,900
C. Angus Wurtele                                       1,267                          120,400


                                                Compensation Table
                                           AXP Michigan Tax-Exempt Fund


                                                                          Total cash compensation from
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.                              $1,200                         $116,400
Lynne V. Cheney                                          831                           96,900
Heinz F. Hutter                                          925                           99,900
Anne P. Jones                                          1,082                          112,400
William R. Pearce                                        225                           24,600
Alan K. Simpson                                          831                           96,900
C. Angus Wurtele                                       1,267                          120,400






                                                Compensation Table
                                      AXP Minnesota Tax-Exempt Fund


                                                                          Total cash compensation from
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.                              $1,300                         $116,400
Lynne V. Cheney                                          937                           96,900
Heinz F. Hutter                                        1,025                           99,900
Anne P. Jones                                          1,189                          112,400
William R. Pearce                                        250                           24,600
Alan K. Simpson                                          937                           96,900
C. Angus Wurtele                                       1,367                          120,400



                                                Compensation Table
                                           AXP New York Tax-Exempt Fund


                                                                          Total cash compensation from
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.                              $1,200                         $116,400
Lynne V. Cheney                                          831                           96,900
Heinz F. Hutter                                          925                           99,900
Anne P. Jones                                          1,082                          112,400
William R. Pearce                                        225                           24,600
Alan K. Simpson                                          831                           96,900
C. Angus Wurtele                                       1,267                          120,400


                                                Compensation Table
                                             AXP Ohio Tax-Exempt Fund


                                                                          Total cash compensation from
                                       ---------------------------------  ---------------------------------
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.                              $1,200                         $116,400
Lynne V. Cheney                                          831                           96,900
Heinz F. Hutter                                          925                           99,900
Anne P. Jones                                          1,082                          112,400
William R. Pearce                                        225                           24,600
Alan K. Simpson                                          831                           96,900
C. Angus Wurtele                                       1,267                          120,400

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                   APPENDIX A


                             DESCRIPTION OF RATINGS

                         Standard & Poor's Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                                SHORT-TERM RATINGS

                                    Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                          Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.

                                            Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                 Moody's & S&P's
                         Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

                                   APPENDIX B

                               STATE RISK FACTORS


The yields on the securities in which the Funds will invest generally are dependent on a variety of factors, including the financial condition of the issuer or other obligator, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue.


In addition to such factors, such securities will experience particular sensitivity to local conditions including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality including: ecological or environmental concerns; litigation; natural disasters; and statutory limitations on an issuer's ability to increase taxes. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state. A summary description of certain factors and statistics describing the economies in each state is set forth below. Such information is not specific to the issuer of a particular security that a Fund may own and is only intended to provide a general overview. Such information has been excerpted from publicly available offering documents and from other research reports prepared by rating agencies. No Fund has independently verified this information and no Fund makes any representations regarding this information.


Please remember that most state and local economies have experienced significant expansions over the past 5-7 years. In recessionary periods, an issuer's ability to pay interest on or repay principal of securities in which the Funds will invest may be significantly impaired. Accordingly, please monitor your investment accordingly.

FACTORS AFFECTING CALIFORNIA


California's economic expansion slowed in early 1998. However, the dangers of a sharp deceleration through 1999 have been eased by the vigorous pace of the U.S. economy. Although employment rose 3.5% in 1998, unemployment continues to be relatively high at 5.7%. Personal income growth was 6.1% in 1998 and Gross State Product rose nearly 5%. Job figures for late in the year reflect a slowing that can be attributed to the impact of the Asian financial crisis. In November and December, 24,000 net new jobs per month were created. This figure is not indicative of a weak economy, but below the 35,000 per month average gain over the whole year. Manufacturing weakened in 1998. Not only were there weaknesses associated with high tech trade, but the apparel-making industry, which was doing well in Southern California, weakened as producers looked to out of country locations where costs are even lower.

Strong forces from within and from out of the state are helping offset weaker areas. Interest rates are low and stable. The built-up wealth in equity markets is strong support for retail demand, big ticket buying and housing. On June 30, 1999 general debt obligations were rated Aa3 by Moody's and AA+ by Standard and Poor's.


Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of California state and municipal securities to obtain sufficient revenue to pay their bond obligations. Prior to 1977, revenues of the state government experienced significant growth primarily as a result of inflation and continuous expansion of the tax base of the state. In 1978, California voters approved an amendment to the California constitution known as

Proposition 13, which added Article XIIIA to the state Constitution. Article XIIIA reduced ad valorem (according to value) taxes on real property, and restricted the ability of taxing entities to increase real property tax revenues. In addition, Article XIIIA provides that additional taxes may be levied by cities, counties and special districts only upon approval of not less than a two-thirds vote of the "qualified electors" of such district and requires not less than a two-thirds vote of each of the two houses of the state legislature to enact any changes in state taxes for purposes of increasing revenues, whether by increased rate or changes in methods of computation.

In 1986, Proposition 62, an initiative statute enacted in California, placed further limits on the ability of local governments to levy taxes other than ad valorem property taxes, except with voter approval. Legislation enacted subsequent to Article XIIIA provided for the redistribution of California's general fund surplus to local agencies, the reallocation of certain state revenues to local agencies and the assumption of certain local obligations by the state so as to help California municipal issuers raise revenues to pay their bond obligations.

Primarily as a result of the reductions in local property tax revenues received by local governments following the passage of Proposition 13, the legislature undertook to provide assistance to such governments by substantially increasing expenditures from the general fund for that purpose beginning in the 1978-1979 fiscal year. In past years, in addition to such increased expenditures, the indexing of personal income tax rates (to adjust such rates for the effects of inflation), the elimination of certain inheritance and gift taxes, and the increase of exemption levels for certain other such taxes and a moderating impact on the growth in state revenues. In addition, the state has increased expenditures by providing a variety of tax credits, senior citizens' credits and energy credits.

In 1979, the voters of California passed an initiative adding Article XIIIB to the California Constitution. Article XIIIB prohibits the state from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes" which consist of tax revenues and certain other funds. One of the exclusions from these limitations is "debt service" (defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness on existing or legally authorized as of Jan. 1, 1979, or on bonded indebtedness thereafter approved" by voters). In addition, appropriations required to comply with mandates of courts or the Federal government are not included as appropriations subject to limitation.

The state's appropriations limit is adjusted annually to reflect change in cost of living and population and transfer of financial responsibility from one governmental unit to another. Revenues in any fiscal year which exceed the amount which may be appropriated in compliance with Article XIIIB must be returned to taxpayers by a revision of tax rates or fee schedules within the two subsequent fiscal years.

In November 1988, voters approved an initiative called Proposition 98 which substantially modified Article XIIIB, by providing that a substantial amount (up to $600 million per year currently) of any excess state revenues would, instead of being returned to taxpayers, be paid to public schools and community college districts.

In the years immediately after enactment of Article XIIIB, very few California government entities neared their appropriations limits. To the extent the state remains constrained by its appropriations limit, the absolute level, or the rate of growth, of assistance to local governments may be reduced.

Because of the complex nature of Articles XIIIA and XIIIB, the ambiguities and possible inconsistencies in their terms and the applicability of their exemptions and exceptions and impossibility of predicting future appropriations or changes in population and cost of living, it is not currently possible to determine the impact of Article XIIIA or Article XIIIB or any related legislation on the securities held in the Fund or the ability of state or local governments to pay interest on or repay the principal of such securities. With a limited exception, to date the California courts have either upheld the constitutionality of Article XIIIA and its implementing and related legislation or have interpreted them in such a manner as to avoid the necessity for direct determination of constitutional issues. Article XIIIA and XIIIB and their respective implementing and related legislation will most probably be subject to continuing or future legal challenges. It is not presently possible to predict the outcome of any such legislation with respect to the ultimate scope, impact or constitutionality of either Article XIIIA or Article XIIIB, or their respective related legislation; or the impact of any determinations upon state agencies or local government, or upon the abilities of such entities to pay the interest on, or repay the principal of, the securities held by a Fund.

FACTORS AFFECTING MASSACHUSETTS


Massachusetts' economy continues to maintain its fiscal health. Strong revenue performance over the past few years enabled rebuilding of reserves to substantial levels, now at about 6% of revenues. However, debt ratios and servicing costs continue to be high. Net tax supported debt amount at $13.7 billion was equal to $2,259 per capita and 7.6% of personal income. A five-year capital program incorporating guaranteed authority debt has been established projecting commonwealth general obligation bonding at about $1 billion annually, with the Massachusetts Bay Transportation Authority (MBTA) representing over $300 million annually. This program should sustain the high debt ratios.

Employment rose 1.9% in 1998 while the unemployment rate was 3.3%, the lowest annual rate since 1988. Personal Income per-capita ranks third highest in the U.S.


The downside risks for Massachusetts include the shortage of skilled labor, low net population growth which will further constrain job creation, and the prominence of the financial services industry in the economy coupled with a relatively high proportion of non-wage income both of which are sensitive to the performance of the financial markets.

The Massachusetts constitution requires that a balanced budget be provided for each year. In addition, the commonwealth adopted certain budgetary and fiscal controls to eliminate the possibilities of expenditures exceeding available revenues and funds. The general fund, the local aid fund and the highway fund are the three principal operating funds of the commonwealth and the condition of these funds is generally regarded as the principal indicator of whether the commonwealth's operating revenues and expenses are balanced.

The commonwealth had and may continue to have unfunded general liabilities of its retirement systems and a program to fund these liabilities. In 1978, the commonwealth began assuming full financial responsibility for all costs of the administration of justice within the state, and Medicaid expenditures which have increased each year. It also raised aggregate aid to cities, towns, schools and other districts and transit authorities. In the past the commonwealth signed constant decrees to improve mental health care and programs for the mentally retarded to meet federal standards including those governing federal reimbursements under various programs.

All of the 351 cities and towns in Massachusetts have achieved a property tax level of no more than 2.5% of full property values. Legislation that effected this leveling is Proposition 2 1/2. Under Proposition 2 1/2, cities and towns may increase the property tax levy annually. In most cases property taxes can increase by 2.5% of the prior year's tax levy plus 2.5% of the value of new properties and of significant improvements to property.

The reductions in local revenues and reductions in local personnel and services resulting from Proposition 2 1/2 created a strong demand for substantial increases in state-funded local aid, with increases in fiscal years 1982 through 1987. The effect of this increase in local aid was to shift a major part of the impact of Proposition 2 1/2 to the commonwealth. Legislation had been enacted providing for certain local option taxes.

Efforts to limit and reduce the levels of taxation in Massachusetts have been underway for several years. Chapter 62F of the Massachusetts General Laws establishes a state tax revenue growth limit and does not exclude principal and interest payments on commonwealth debt obligations from the scope of the limit.

Lawsuits filed against the commonwealth or its authorities may affect its future fiscal condition.

FACTORS AFFECTING MICHIGAN


Fiscal year 1998 marked another successful year for Michigan. The economy is flourishing and the state's fiscal health remains strong. Tax savings amounted to $2 billion in 1998 alone. Michigan has an "unreserved" fund balance of $55.2 million in the state's General Fund and one of the nation's largest rainy day funds with a balance of $1 billion. In 1998, Standard & Poors, Moody's, and Fitch IBCA, the three major credit rating agencies, upgraded the state's credit rating to the highest ratings in 20 years. In 1998, more men and women had jobs than at any time in the state's history. The unemployment rate continued to set record lows and job growth continued to increase. On June 30, 1999 general debt obligations were rated Aa1 by Moody's and AA+ by Standard and Poor's.


Michigan's low debt position helped it to weather recent difficult economic times. Financial operations remained solvent through budget adjustments, spending cuts and use of non-recurring items. Previous budget problems arose from revenue estimates falling below expectation and increased spending levels. This caused deficits in the general fund budget for fiscal years ended 1990 and 1991.

The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and office equipment), tourism and agriculture. Because of the emphasis on durable goods, however, economic activity in the state has tended to be more cyclical than in the nation as a whole. Moreover, this domination left the state's economy more susceptible to upward and downward cycles. The manufacturer sector has benefited from significant private investment and improved international competitiveness. The current low interest rate environment should continue to help strengthen business investment.

Some local economies have been significantly affected by recent weather conditions.

FACTORS AFFECTING MINNESOTA


Minnesota's economy is healthy with unemployment rates at 3.3% in 1998. Statewide employment continued to expand at 1.4%. Employers' ability to find enough workers to fill available jobs continued tight labor market conditions. Per-capita income was above the national average as Minnesotan's worked more hours and held multiple jobs with higher and growing labor force participation.

State law requires the Governor to recommend targets in his budget for Minnesota's "Price of Government Policy." This policy is defined as total state and local revenues as a percentage of personal income to be collected in taxes and fees for the next four years. This ratio is a measure of the overall size of Minnesota's state and local government and its relative cost to taxpayers. In 1998, 17.7% of all state personal income went to state and local government. This year, Minnesota tax-payers will receive a $1.3 billion sales tax rebate that will provide a small but significant, one time boost to Minnesota's economy. Many of the items purchased with rebates will be subject to sales tax. State revenues will depend on how much of the rebate is spent and saved, and what items are ultimately purchased. On June 30, 1999 general debt obligations were rated Aaa by Moody's and AAA by Standard and Poor's .

Net general fund revenues for the 1998-99 biennium are now expected to total $22.526 billion, $285 million (1.3 percent) more than forecast in November. State expenditures for the current biennium are now projected to be $3 million more than previously anticipated. The combined revenue and expenditure changes increase the expected budgetary balance at the close of the current biennium by $282 million. A stronger than expected economy during the fourth quarter of 1998 was the source of much of the additional revenue.


Economic weakness has, in the recent past, tested Minnesota's historically strong financial management. The rainy day fund established in the mid-1980s totaled $550 million as of fiscal 1990. To address budget gaps in 1991 and the 1992-1993 biennium, the reserve was drawn down to $240 million as of June, 1992, demonstrating the severe effects of a lasting recession.

The unemployment rate, growth rates and income trends in Minnesota compare favorably with national averages, but the economy is cyclically sensitive. Minnesota's employment and population are forecasted to continue to grow at rates near the national average. Total employment in the state is expected to grow at an average annual rate of 1.3% a year through 2005, slightly below the projected national growth rate of 1.5% annually. During the recessionary period from 1980 to 1983, economic conditions in the agricultural and iron mining industries, which are two of the leading sectors of Minnesota's economy, were poor. However, mining is a less significant factor in the state economy than it once was while the manufacture of durable and non-durable goods is relatively more important to the economy.

FACTORS AFFECTING NEW YORK


Economic recovery since the 1990's has been fairly steady. New York experienced employment growth at 1.9% in 1998, while unemployment was higher than the nation at 5.7%. Income growth has traditionally lagged national performance but grew to 4.9% in 1998. Improved financial position was achieved while implementing personal income tax reduction. However, the high cost of living and doing business is New York has been a limiting factor on economic growth.


Working together in 1995 and 1996, Governor Pataki and the Legislature cut income taxes, business taxes and sales taxes. In 1997 and 1998 those tax cuts were expanded to include taxes on estates, utility bills, property taxes, corporate taxes and the first New York City income tax cut in more that a decade. Major changes that are helping create jobs and opportunity include: ending sales tax on clothing, reducing taxes on business, cutting regulatory waste and bureaucratic red tape, landmark worker's compensation reform, estate tax reform, and energy tax reductions. The State's overall debt levels are relatively high at $1,501 per capita and 4.8% of personal income. On June 30, 1999 general debt obligations were rated A2 by Moody's and A by Standard and Poor's.

The state has historically been one of the wealthiest in the nation. For decades, however, the state economy has grown more slowly than that of the nation as a whole, resulting in a gradual erosion of its relative economic affluence. The causes of this decline are varied and complex, in many cases involving national and international developments beyond the state's control. Part of the reason for the long-term relative decline in the state economy has been attributed to the combined state and local tax burden. The existence of this tax burden limits the state's ability to impose higher taxes in the event of future financial difficulties.

The fiscal stability of the state is related to the fiscal stability of New York City and the authorities (which generally finance, construct and operate revenue-producing public benefit facilities). The state's experience has been that if New York City or any of the authorities suffer serious financial difficulties, the ability of the state, New York City, the state's political subdivisions and the authorities to obtain financing in the public credit markets is adversely affected. This results in part from the expectation that to the extent that any authority or local government experiences financial difficulty, it will seek and receive state financial assistance. Moreover, New York City accounts for approximately 40% of the state's population and tax receipts, so New York City's financial integrity affects the state directly. Accordingly, if there should be a default by New York City or any of the authorities, the market value and marketability of all New York tax-exempt securities could be adversely affected.

While principal and interest payments on outstanding authority obligations are normally paid from revenues generated by the projects of the authorities, in recent years New York has had to appropriate large amounts to enable certain authorities to meet their financial obligations and in some cases to prevent default. Further assistance may be required in the future. In particular, the New York State Urban Development Corporation (UDC), the New York State Housing Finance Agency (HFA), and the Metropolitan Transportation Authority (MTA) may require substantial amounts of assistance from the state.

The HFA provides financing for multifamily housing, state university construction, hospital and nursing home development and other programs. HFA depends upon mortgagors in each of its programs to generate sufficient funds from rental income, subsidies and other payments to meet their respective mortgage repayment obligations to HFA as well as to meet the operating and maintenance costs of the project. On several occasions in the past, in fulfillment of its moral obligation commitment, New York appropriated funds on behalf of HFA to replenish its debt service reserve funds. There can be no assurance that the state will not be called upon to provide further assistance in the future. Any litigation decided against HFA also may have an adverse effect on the financial condition of HFA mortgages.

The MTA oversees the operations of the city's bus and subway system by the New York City Transit Authority and the Manhattan and Bronx Surface Operating Authority (collectively, the TA) and, through subsidiaries, operates certain commuter rail lines. The MTA has depended and will continue to depend upon federal, state and local government support to operate the transit system because fare revenues are insufficient.

The TA and New York City had damage claims filed against it from deaths and injuries sustained during a Dec. 1990 subway fire and an Aug. 1991 train derailment. Lawsuits could have an adverse financial impact on TA.

Beginning in 1975 (in part as a result of the New York City and UDC financial crises), various localities of New York began experiencing difficulty in marketing their securities. As a result, certain localities, in addition to New York City, have experienced financial problems leading to requests for state assistance. If future financial problems cause agencies or localities to seek special state assistance, this could adversely affect New York's ability to pay its obligations. Similarly, if financial difficulties of the state result in the inability to meet its regular aid commitments or to provide further emergency financing, issuers may default on their outstanding obligations, which would affect the marketability of debt obligations of the state, its agencies and municipalities, such as the New York tax-exempt bonds in the Fund's portfolio.

Reductions in federal spending could materially and adversely affect the financial condition and budget projections of New York's localities. Should localities be adversely affected by federal cutbacks, they may seek additional assistance from the state that might, in turn, have an adverse impact on New York's ability to maintain a balanced budget.

The Long Island Lighting Company (LILCO) is the investor-owned utility which supplies gas service and substantially all electric service in Nassau and Suffolk Counties and a small portion of Queens County and New York City. In early 1984, LILCO reported that it faced serious cash-flow and other financial difficulties that were attributable to, among other things, construction problems on its 809-megawatt Shoreham Nuclear Power Facility. LILCO is the largest single real property taxpayer in both Suffolk and Nassau Counties and if its financial problems continue, there could be severe financial difficulties for the affected localities, particularly in Suffolk County. State legislation was enacted in 1986 creating the Long Island Power Authority (LIPA), a public benefit corporation that has the power to acquire LILCO if it determines that to do so would result in lower electric rates for LILCO customers. The legislation requires that, with certain exceptions, if LILCO property is acquired by LIPA and is therefore removed from the tax rolls, LIPA is to make payments in lieu of most state and local taxes that would otherwise have been paid by LILCO. LIPA made and subsequently amended an offer to the Board of Directors of LILCO for a negotiated acquisition of LILCO by LIPA. The New York State comptroller recently reached a preliminary conclusion that the issuance of tax-exempt bonds by LIPA to acquire LILCO may create a temporary oversupply in the market for new and outstanding issues of New York tax-exempt bonds.

In February 1989, the Governor and LILCO reached an agreement pursuant to which LILCO would sell Shoreham to the New York Power Authority for $1 (which would then decommission Shoreham) in return for a schedule of rate increases which have since been approved by the State Public Service Commission (the PSC). The agreement has been approved by the New York Power Authority and LIPA. The agreement and PSC rate increases have enabled LILCO to reenter the public credit markets. It is difficult to predict the ultimate fiscal and economic impact on the state or on local governments on Long Island of any litigation to which LILCO is or may become a party, or of any bankruptcy by or takeover of LILCO.

New York City and Municipal Assistance Corporation. In 1975, New York City encountered severe financial difficulties that impaired the borrowing ability of the city, the state and the authorities. As a result, New York City lost access to public credit markets and was not able to sell debt to the public until 1979. MAC was organized in 1975 to provide financing assistance for New York City and to exercise certain oversight and review functions with respect to the city's financing. Prior to 1985, MAC had the authority to issue bonds and notes and to pay or lend the proceeds to the city. Since 1985, MAC has been authorized to issue bonds and notes only to refund its outstanding bonds and notes. MAC also has the authority to exchange its obligations for New York City obligations. MAC bonds are payable from appropriations of certain state sales and use taxes imposed by New York City, the state stock transfer tax and per capita state aid to New York City. The state is not, however, obligated to continue these taxes, to continue to appropriate revenue from these taxes or to continue the appropriation of per capita state aid to pay MAC obligations. MAC does not have taxing powers and its bonds are not obligations enforceable against either New York City of New York.

New York City has maintained a balanced budget for several fiscal years and has retired all of its federally guaranteed debt. As a result, certain restrictions imposed on New York City by the New York State Financial Control Board (the Control Board), which was created in response to New York City's 1975 fiscal crisis, have been suspended. Those restrictions, including the Control Board's power to approve or disapprove certain contracts, long-term and short-term borrowings and the four-year financial plan of the City, will remain suspended unless and until, among other things, there is a substantial threat of or an actual failure by the City to pay debt service on its notes and bonds or to keep its annual operating deficits below $100 million. The City's four-year financial plan for fiscal years 1989 through 1992 was submitted to the Control Board on July 5, 1988, and had been subsequently modified by the City. As modified it projects a balanced budget for the 1989 fiscal year, and budget gaps of $661 million, $945 million and $818 million for the 1990, 1991, and 1992 fiscal years, respectively, before implementation of gap closing programs.

The ability of New York City to balance its future budgets as provided in its financial plans depend on various actions the City expects will be taken but are not within its control. If expected federal and state aid is not forthcoming, if economic conditions significantly further reduce revenue derived from economically sensitive taxes or increase expenditure for public assistance, or if other uncertainties materialize which reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, it is likely that New York City would make demands upon the state for substantial additional financial assistance.

Litigation. Certain litigation pending against the state, its subdivisions and their officers and employees could have a substantial and long-term adverse effect on state finances. In addition, New York City is a defendant in a significant number of lawsuits pertaining to material matters, including those claims asserted that are incidental to performing routine governmental and other functions.

FACTORS AFFECTING OHIO


Ohio is a highly industrialized state with a developed, diverse economy and employment trends that mirror the nation. Overall job growth has been concentrated in construction and services. Ohio's 1998 unemployment rate at 4.3% was lower than that of the nation's 4.5% and has remained below the U.S. rate in recent months (3.7% vs. 4.0% in May of 1999). Non-farm employment growth in 1998 at 1.5% was lower than the national rate of 2.6%, reflecting slowed employment growth due to the constraints of full employment in the region and unfavorable demographic trends. April 1999 non-farm employment figures show growth of about 1% over April of the previous year, still below the comparable U.S. rate of 2.3%. Overall, Ohio's aggregate personal income growth rate has slightly lagged the US rate during the last five years. On June 30, 1999 general debt obligations were rated Aa1 by Moody's and A+ by Standard and Poor's.


Ohio continues to be among the most important contributors to the national manufacturing sector. Even with the proportional decline of the manufacturing sector over the past two decades, its dominance still makes Ohio vulnerable to recession.

Recently, the Ohio Supreme Court found that the current method of educational funding is unconstitutional. The Ohio General Assembly has one year to remedy specific findings. The outcome is unpredictable. Bonding and higher tax rates may be required.

As with other states, Ohio experienced economic weakness during the recent recession. This, and other factors, led to budget shortfalls in 1991-1992. However, these shortfalls were effectively managed through a draw-down on the state's budget stabilization fund and an executive order to reduce state spending by $196 million. In the early 1980s, Ohio's financial operations continued a trend of vulnerability to economic cycles. Spending reductions coupled with tax increases were implemented as a method of maintaining control during recessionary periods. Ohio may face similar scenarios in future years. However, the effects of economic cycles should be less severe because the state's economic base is more diversified than it has been in the two previous decades. Constitutional and statutory provisions require the state to close each fiscal year with a positive general fund balance, in conjunction with Ohio's advantageous current budgetary practice should help future financial performance.

Ohio benefits from a diversified revenue structure and a relatively low tax burden. The state carries out most of its operations through the general revenue fund which receives general state revenues not otherwise dedicated. General fund revenues are derived mainly from personal income, sales, corporate and franchise taxes. General fund operations historically have paralleled economic trends, as evidenced by the performance in recent recessionary periods.

While diversifying more into the service area, Ohio's economy continues to rely in part on durable-goods and manufacturing. This reliance is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole.

A number of local Ohio communities and school districts have faced significant financial problems. The state has established procedures for municipal fiscal emergencies, under which joint state and local commissions are established to monitor the fiscal affairs of a financially troubled municipality the municipality must develop a financial plan to eliminate deficits and cure any defaults. Since their adoption in 1979, these procedures have been applied to approximately twenty cities and villages, including the City of Cleveland; in a majority of these communities, the fiscal situation has been resolved and the procedures terminated.

Local school districts in Ohio receive a major portion of their operational funds from state subsidies, but are dependent upon local taxes for significant portions of their budgets. Local school districts are authorized to submit for voter approval an income tax on the district income of individuals and estates. A small number of local school districts have required emergency advances from the state in order to prevent year-end deficits. The number of districts applying for aid has fluctuated over the years. Legislation (with enhanced provision for individual district borrowing) has replaced the emergency advance loan program.

FACTORS AFFECTING PUERTO RICO


The Funds may invest in municipal securities issued by or on behalf of Puerto Rico, its agencies or instrumentalities.

The economy of Puerto Rico continued its expansion phase during fiscal year 1998. Record levels in construction investment, along with reduced energy prices and low interest rates are supporting growth in consumer markets are helping to maintain better employment levels. Puerto Rico's economy now has a diverse technology-oriented manufacturing base that is approximately 41% of Gross Domestic Product.

Puerto Rico's seasonally adjusted unemployment rate remains relatively high at 12.9% with per capita income significantly less than the U.S. average. Debt ratios for the Commonwealth are high as it assumes much of the responsibility for financing improvements in the local infrastructure. Effective January 1, 1998, companies new to Puerto Rico, or existing companies planning to expand by at least 25%, may be eligible for a new package of incentives that substantially reduce their corporate taxes and encourage investment in research and development, job training and upgrades in operations, facilities or machinery.

Since the early 1970s, manufacturing has been the primary force in Puerto Rican development. Other major sectors of Puerto Rico's economy include government, trade and services. Puerto Rico's economic base remain centered around tax advantages offered to U.S. manufacturing firms. Legislation or other action that would eliminate or reduce such tax incentives might give rise to economic instability and volatility in the market for the securities.

                      AXPSM SPECIAL TAX-EXEMPT SERIES TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                    AXPSM INSURED TAX-EXEMPT FUND (the Fund)

                                  Aug. 27, 1999

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                            TABLE OF CONTENTS


Mutual Fund Checklist....................................................p. 3

Fundamental Investment Policies..........................................p. 5

Investment Strategies and Types of Investments...........................p. 6

Information Regarding Risks and Investment Strategies....................p. 8

Security Transactions...................................................p. 28

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation..................................p. 29

Performance Information.................................................p. 30

Valuing Fund Shares.....................................................p. 32

Investing in the Fund...................................................p. 33

Selling Shares..........................................................p. 36


Pay-out Plans...........................................................p. 36


Taxes...................................................................p. 38

Agreements..............................................................p. 39

Organizational Information..............................................p. 41

Board Members and Officers..............................................p. 43


Compensation for Board Members..........................................p. 46

Independent Auditors....................................................p. 46

Appendix A: Description of Ratings......................................p. 47

Appendix B: Insured Fund................................................p. 52

MUTUAL FUND CHECKLIST
--------------------------------------------------------------------------------

                    |X|
                              Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.
                    |X|
                              Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.
                    |X|
                              A higher rate of return typically involves a higher risk of loss.
                    |X|
                              Past performance is not a reliable indicator of future performance.
                    |X|
                              ALL mutual funds have costs that lower investment return.
                    |X|
                              You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or
                              insurance   agents.   If  you  buy  through  these
                              financial professionals, you generally will pay a sales charge.
                    |X|
                              Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

-------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
-------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:   $5.00 ($25.00 divided by 5)
The average price you paid for each share:        $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

---------------------------------------------------------------------------------- --------------------------
Investment strategies & types of investments:                                       Allowable for the Fund?
Agency and Government Securities                                                              yes
Borrowing                                                                                     yes
Cash/Money Market Instruments                                                                 yes
Collateralized Bond Obligations                                                               yes
Commercial Paper                                                                              yes
Common Stock                                                                                  no
Convertible Securities                                                                        yes
Corporate Bonds                                                                               yes
Debt Obligations                                                                              yes
Depositary Receipts                                                                           no
Derivative Instruments                                                                        yes
Foreign Currency Transactions                                                                 no
Foreign Securities                                                                            yes
High-Yield (High-Risk) Securities (Junk Bonds)                                                yes
Illiquid and Restricted Securities                                                            yes
Indexed Securities                                                                            yes
Inverse Floaters                                                                              yes
Investment Companies                                                                          no
Lending of Portfolio Securities                                                               yes
Loan Participations                                                                           yes
Mortgage- and Asset-Backed Securities                                                         yes
Mortgage Dollar Rolls                                                                         yes
Municipal Obligations                                                                         yes
Preferred Stock                                                                               yes
Real Estate Investment Trusts                                                                 yes
Repurchase Agreements                                                                         yes
Reverse Repurchase Agreements                                                                 yes
Short Sales                                                                                   no
Sovereign Debt                                                                                yes
Structured Products                                                                           yes
Variable- or Floating-Rate Securities                                                         yes
Warrants                                                                                      yes
When-Issued Securities                                                                        yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                                          yes
---------------------------------------------------------------------------------- --------------------------

The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of state or local governmental units whose interest in exempt from federal income tax.

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities that are insured and have a maturity of more than one year.

o A portion of the Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the Fund will limit its investments in these bonds to 20% of its net assets.

o The Fund may purchase securities rated Aaa by Moody's Investors Service, Inc. (Moody's) or AAA by Standard & Poor's Corporation (S&P). In addition, the Fund may purchase securities rated lower than Aaa by Moody's or AAA by S&P without regard to their rating, provided the securities are insured.

o The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent.

o Pending investment in municipal securities maturing in more than one year, or as a temporary defensive position, the Fund may hold up to 35% of its net assets in short-term tax-exempt instruments that are not insured or guaranteed. The Fund will purchase these instruments only if they are rated MIG-1 by Moody's or SP-1 by S&P or if the long-term debt of such issuers is rated Aaa by Moody's or AAA by S&P or the equivalent.

o Except for securities guaranteed by the U.S. government, or an agency thereof, and the short-term tax-exempt instruments rated MIG-1 by Moody's or SP-1 by S&P or if the long-term debt of such issuers is rated Aaa by Moody's or AAA by S&P or the equivalent, each tax-exempt security purchased by the Fund will be insured either by a New Issue Insurance Policy or by a Portfolio Insurance Policy issued by Financial Guaranty Insurance Company or a comparable insurer as long as that insurer is rated Aaa by Moody's or AAA by S&P or the equivalent.

o The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

o If, in the opinion of the investment manager appropriate tax-exempt securities are not available, the Fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

o    No more than 10% of the Fund's assets will be held in inverse floaters.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

o    Under  normal  market  conditions,  the Fund does not intend to commit more
     than  5%  of  its  total  assets  to  when-issued   securities  or  forward
     commitments.

o The Fund will not invest in voting securities or securities of investment companies.

For a description of ratings see Appendix A. For a discussion on Insured Fund, See appendix B.


INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

RISKS


The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):


Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general , the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest their income or principal at the same rate as it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments--money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Management Risk, Market Risk, and Small Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common stock of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities.)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

         Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.


The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

         Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day an investor would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

         Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

         Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


         Tax Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contacts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred on futures contracts and on underlying securities identified as hedged positions.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.


The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

         Other Risks of Derivatives.

Derivatives are risky investments.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities.
There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Currency Transactions

Since investments in foreign countries usually involve currencies of foreign countries, the value of an investor's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, an investor may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. Many funds utilize diverse types of derivative instruments in connection with their foreign currency exchange transactions.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities and Domestic Companies with Foreign Operations

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as "junk bonds." They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecast, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.


To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

The Fund may invest in securities issued by registered and unregistered investment companies. These investments may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risk associated with the securities of other investment companies includes: Management Risk and Market Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are entities that manage a portfolio of real estate to earn profits for their shareholders. REITs can make investments in real estate such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Additionally, the failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value.

Although one or more of the other risks described in this SAI may apply, the largest associated with REITs include: Issuer Risk, Management Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price on the replacement date. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased prior to the scheduled delivery date, the investor loses the opportunity to participate in the gain.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities

These instruments are contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). The price of debt obligations purchased on a when-issued basis, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the investor's other assets.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

SECURITY TRANSACTIONS
--------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.


On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express funds for which it acts as investment manager.


Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $2,178 for fiscal year ended June 30, 1999, $7,740 for fiscal year 1998, and $0 for fiscal year 1997. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 13% in the most recent fiscal year, and 17% in the year before. Higher turnover rates may result in higher brokerage expenses.


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS
FINANCIAL CORPORATION
--------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                               P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                                 ERV - P
                                                    P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                           Yield = 2[(a-b + 1)6 - 1]
                                      cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per share on the last day of the period


The Fund's annualized yield was 3.98% for Class A, 3.44% for Class B, and 4.30% for Class Y for the 30-day period ended June 30, 1999.

Distribution yield

Distribution yield is calculated according to the following formula:

                                    D   divided by      POPF    equals  DY
                                   30                    30

where:         D =  sum of dividends for 30-day period
             POP =  sum of public offering price for 30-day period
               F =  annualizing factor DY = distribution yield


The Fund's distribution yield was 4.74% for Class A, 4.24% for Class B, and 5.18% for Class Y for the 30-day period ended June 30, 1999.


Tax-equivalent yield


Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the fund's tax equivalent yield, based on federal but not state tax rates, for the 30-day period ended June 30, 1999.

Marginal
Income Tax            Tax-Equivalent Yield
Bracket                   Distribution                        Annualized
-------                   ------------                        ----------
Class A
15.0%                         5.58%                              4.68%
28.0%                         6.58%                              5.53%
31.0%                         6.87%                              5.77%
36.0%                         7.41%                              6.22%
39.6%                         7.85%                              6.59%

Class B
15.0%                         4.99%                              4.05%
28.0%                         5.89%                              4.78%
31.0%                         6.14%                              4.99%
36.0%                         6.63%                              5.38%
39.6%                         7.02%                              5.70%

Class Y
15.0%                         6.09%                              5.06%
28.0%                         7.19%                              5.97%
31.0%                         7.51%                              6.23%
36.0%                         8.09%                              6.72%
39.6%                         8.58%                              7.12%


In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial

Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

VALUING FUND SHARES
--------------------------------------------------------------------------------

The value of an individual share for each class is determined by using the net asset value (NAV) before shareholder transactions for the day. On the first business day following the end of the fiscal year, the computation looked like this:

                    Net assets                          Shares
                    before                              outstanding at                      Net asset value
                    shareholder                         the end of                          of one share
                    transactions                        previous day
                    ----------------- ----------------- ----------------- ----------------- -----------------

Class A              $439,376,859     divided by           80,693,638     equals              $5.445
Class B                60,510,563                          11,113,051                          5.445
Class Y                     1,261.4                               232                          5.437

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):


o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities other than convertibles traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded, and if none exists, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or systematically reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on maturity date.

o Securities without a readily available market price and other assets are valued at fair value, as determined in good faith by the board. The board is responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

o In valuing securities subject to Portfolio Insurance, the Trust will use the greater of (a) the value of the security with timely payments of principal and interest guaranteed, less the predetermined premiums for Secondary Market Insurance, or (b) the uninsured value of the security.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SALES CHARGE


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. For Class A, the public offering price for an investment of less than $50,000, made on the first business day following the end of the fiscal year, was determined by dividing the NAV of one share, $5.445, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $5.73. The sales charge is paid to American Express Financial Advisors Inc.
(AEFA) by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:
                                   Within     each
                                   increment,     sales
                                   charge      as     a
                                   percentage of:
                          -----------------------------------------------------
                                 Public                          Net
Amount of Investment         Offering Price                Amount Invested
--------------------         --------------                ---------------
First      $      50,000          5.0%                         5.26%
Next              50,000          4.5                          4.71
Next             400,000          3.8                          3.95
Next             500,000          2.0                          2.04
$1,000,000 or more                0.0                          0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                On          total
                                                investment, sales
                                                charge    as    a
                                                percentage of:
                                     -------------------------------------------
                                           Public                      Net
                                       Offering Price            Amount Invested
Amount of investment                                   ranges from:
-------------------------------------
First      $      50,000                  5.00%                       5.26%
Next              50,000 to 100,000       5.00-4.50                   5.26-4.71
Next             100,000 to 500,000       4.50-3.80                   4.71-3.95
Next             500,000 to 999,999       3.80-2.00                   3.95-2.04
$1,000,000 or more                        0.00                        0.00

Class A - Reducing the Sales Charge

Your total investments in the Fund determine your sales charges. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

Class A - Letter of Intent (LOI)

If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding AXP Cash Management Fund and AXP Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you will just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

     - uses a daily transfer recordkeeping service offering participants daily access to American Express funds and has

     - at least $10 million in plan assets or

     - 500 or more participants; or

     - does not use daily transfer recordkeeping and has


     - at least $3 million invested in American Express funds or


     - 500 or more participants.


o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express funds.


o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit described above.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express fund subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

SELLING SHARES
--------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
--------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value


Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

TAXES
--------------------------------------------------------------------------------


If you buy shares in the Fund and then exchange shares, into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares is treated as if it acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.


For example:


You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 5%, you pay $50.00 in sales load. With a NAV of $9.50 per share, the value of your investment is $950.00. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.50, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $50.00 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having $100.00 gain ($1,100.00 - $1,000.00), you have a $150.00 gain
($1,100.00 - $950.00). You can include the $50.00 sales load in the basis of your shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First   $1.0                       0.450%
Next     1.0                       0.425
Next     1.0                       0.400
Next     3.0                       0.375
Over     6.0                       0.350


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.45% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $2,290,350 for fiscal year 1999, $2,244,150 for fiscal year 1998, and $2,269,770 for fiscal year 1997.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $187,225 for fiscal year 1999, $48,096 for fiscal year 1998, and $130,318 for fiscal year 1997.


Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate
(billions)                   each asset level
---------                    ----------------
First       $1.0                   0.040%
Next         1.0                   0.035
Next         1.0                   0.030
Next         3.0                   0.025
Over         6.0                   0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.04% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $210,787 for fiscal year 1999, $205,702 for fiscal year 1998, and $201,757 for fiscal year 1997.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $19.50 per year, for Class B is $20.50 per year and for Class Y is $17.50 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

AEFA is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. These charges amounted to $1,237,213 for fiscal year 1999. After paying commissions to personal financial advisors, and other expenses, the amount retained was $(55,813). The amounts were $1,028,640 and $42,382 for fiscal year 1998, and $1,002,387 and $115,180 for fiscal year 1997.


SHAREHOLDER SERVICE AGREEMENT


With respect to Class Y shares, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets. During the most recent fiscal year, the Fund also paid a shareholder service fee with respect to Class A and Class B shares at a rate of 0.175% of average daily net assets. The Shareholder Service Agreement for Class A and Class B shares was converted to a Plan and Agreement of Distribution effective July 1, 1999.


PLAN AND AGREEMENT OF DISTRIBUTION

For Class A and Class B shares, to help AEFA defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution
(Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, AEFA is paid a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Expenses covered under this Plan include sales commissions, business, employee and financial advisor expenses charged to distribution of Class A and Class B shares; and overhead appropriately allocated to the sale of Class A and Class B shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the Plan, the Fund paid fees of $400,031 for Class B shares. These fees were based on the 0.75% fee in effect for Class B shares during the most recent fiscal year. The Plan was not effective with respect to Class A shares until July 1, 1999. As a result, no fees were paid as of the most recent fiscal year for Class A shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


Custodian Agreement

The Fund's securities and cash are held by U.S. Bank National  Association,  180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

ORGANIZATIONAL INFORMATION
--------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                            Date of            Form of         State of     Fiscal
Fund                                      Organization       Organization    Organization  Year End   Diversified
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------

AXP Bond Fund, Inc.                         6/27/74,         Corporation        NV/MN        8/31        Yes
                                           6/31/86***
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Discovery Fund, Inc.                    4/29/81,         Corporation        NV/MN        7/31        Yes
                                           6/13/86***
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Equity Select Fund, Inc.**              3/18/57,         Corporation        NV/MN        11/30       Yes
                                           6/13/86***
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Extra Income Fund, Inc.                 8/17/83          Corporation          MN         5/31        Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Federal Income Fund, Inc.               3/12/85          Corporation          MN         5/31        Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Global Series, Inc.                     10/28/88         Corporation          MN         10/31
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Emerging Markets Fund                                                                             Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Global Balanced Fund                                                                              Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Global Bond Fund                                                                                  No
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Global Growth Fund                                                                                Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Innovations Fund                                                                                  Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Growth Series, Inc.                     5/21/70,         Corporation        NV/MN        7/31
                                           6/13/86***
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Growth Fund                                                                                       Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Research Opportunities Fund                                                                       Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP High Yield Tax-Exempt Fund, Inc.       12/21/78,         Corporation        NV/MN        11/30       Yes
                                           6/13/86***
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP International Fund, Inc.                7/18/84          Corporation          MN         10/31       Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Investment Series, Inc.                 1/18/40,         Corporation        NV/MN        9/30
                                           6/13/86***
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Diversified Equity Income Fund                                                                    Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Mutual                                                                                            Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Managed Series, Inc.                    10/9/84          Corporation          MN         9/30
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Managed Allocation Fund                                                                           Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Market Advantage Series, Inc.           8/25/89          Corporation          MN         1/31
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Blue Chip Advantage Fund                                                                          Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Small Company Index Fund                                                                          Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Money Market Series, Inc.               8/22/75,         Corporation        NV/MN        7/31
                                           6/13/86***
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Cash Management Fund                                                                              Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP New Dimensions Fund, Inc.               2/20/68,         Corporation        NV/MN        7/31        Yes
                                           6/13/86***
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Precious Metals Fund, Inc.              10/5/84          Corporation          MN         3/31        No
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Progressive Fund, Inc.                  4/23/68,         Corporation        NV/MN        9/30        Yes
                                           6/13/86***
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Selective Fund, Inc.                    2/10/45,         Corporation        NV/MN        5/31        Yes
                                           6/13/86***
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Stock Fund, Inc.                        2/10/45,         Corporation        NV/MN        9/30        Yes
                                           6/13/86***
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Strategy Series, Inc.                   1/24/84          Corporation          MN         3/31
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Equity Value Fund                                                                                 Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Small Cap Advantage Fund**                                                                        Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Strategy Aggressive Fund**                                                                        Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Tax-Exempt Series, Inc.                 9/30/76,         Corporation        NV/MN        11/31
                                           6/13/86***
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Intermediate Tax-Exempt Fund                                                                      Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Tax-Exempt Bond Fund                                                                              Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Tax-Free Money Fund, Inc.               2/29/80,         Corporation        NV/MN        12/31       Yes
                                           6/13/86***
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Utilities Income Fund, Inc.             3/25/88          Corporation          MN         6/30        Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP California Tax-Exempt Trust              4/7/86            Business           MA         6/30
                                                              Trust****
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP California Tax-Exempt Fund                                                                        No
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
AXP Special Tax-Exempt Series Trust          4/7/86            Business           MA         6/30
                                                              Trust****
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Insured Tax-Exempt Fund                                                                           Yes
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Massachusetts Tax-Exempt Fund                                                                     No
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Michigan Tax-Exempt Fund                                                                          No
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Minnesota Tax-Exempt Fund                                                                         No
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP New York Tax-Exempt Fund                                                                          No
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------
   AXP Ohio Tax-Exempt Fund                                                                              No
-------------------------------------- ------------------- ----------------- ------------- ---------- ----------

* At the shareholders meeting held on June 16, 1999, shareholders of the funds listed in the table (except for AXP Small Cap Advantage Fund) approved the name change from IDS to AXP. In addition to substituting AXP for IDS, the following series changed their names: IDS Growth Fund, Inc. to AXP Growth Series, Inc., IDS Managed Retirement Fund, Inc. to AXP Managed Series Inc., IDS Strategy Fund, Inc. to AXP Strategy Series, Inc., and IDS Tax-Exempt Bond Fund, Inc. to AXP Tax-Exempt Series, Inc.
** At the shareholders meeting held on Nov. 9, 1994, IDS Equity Plus Fund, Inc. changed its name to IDS Equity Select Fund, Inc. At that same time IDS Strategy Aggressive Equity Fund changed its name to IDS Strategy Aggressive Fund, and IDS Strategy Equity Fund changed its name to IDS Equity Value Fund.
***  Date merged into a Minnesota corporation incorporated on 4/7/86.

**** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.


BOARD MEMBERS AND OFFICERS
--------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 53 American Express funds.

H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Chairman and chief executive officer of the Fund. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.

Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, and Union Pacific Resources.

William H. Dudley'**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Senior adviser to the chief executive officer of AEFC.

David R. Hubers**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones+
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce'
Born in 1927
2050 One Financial Plaza
Minneapolis, MN

RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, Board Services Corporation.

Alan K. Simpson+
Born in 1931
1201 Sunshine Ave.
Cody, WY

Director of The Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, PacifiCorp (electric power) and Biogen (bio-pharmaceuticals).

John R. Thomas+'**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC.

C. Angus Wurtele+'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Retired chairman of the board and chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of investment review committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, and Mr. Thomas, who is president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director    and    senior    vice    president-investments    of   AEFC.    Vice
president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

John M. Knight
Born in 1952
IDS Tower 10
Minneapolis, MN

Vice President - investment accounting of AEFC. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
--------------------------------------------------------------------------------


During the most recent fiscal year, the independent members of the Fund board, for attending up to 27 meetings, received the following compensation:

                               Compensation Table
                                                                          Total cash compensation from
                                                                          ---------------------------------
                                      Aggregate compensation from the     American Express Funds and the
Board member                          Fund                                Preferred Master Trust Group
H. Brewster Atwater, Jr.                         $1,400                            $116,400
Lynne V. Cheney                                   1,043                              96,900
Heinz F. Hutter                                   1,125                              99,900
Anne P. Jones                                     1,296                             112,400
William R. Pearce                                   275                              24,600
Alan K. Simpson                                   1,043                              96,900
C. Angus Wurtele                                  1,467                             120,400

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                                APPENDIX A


                                          DESCRIPTION OF RATINGS

                                      Standard & Poor's Debt Ratings
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

         o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         o    Nature of and provisions of the obligation.

         o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainies or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         Moody's Long-Term Debt Ratings

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements--their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               SHORT-TERM RATINGS

                   Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                      Standard & Poor's Note Ratings

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

         SP-1     Strong   capacity  to  pay  principal  and  interest.   Issues
                  determined to possess very strong characteristics are given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         SP-3     Speculative capacity to pay principal and interest.

                                        Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
         Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                             Moody's & S&P's
                                     Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody' s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

APPENDIX B

INSURED FUND

Insurance

The Fund's entire portfolio of municipal obligations will at all times be fully insured as to the scheduled payment of all installments of principal and interest thereon, except as noted below. This insurance feature minimizes the risks to the Fund and its shareholders associated with any defaults in the municipal obligations owned by the Fund.

Each insured municipal obligation in the Fund's portfolio will be covered by either a mutual fund Portfolio Insurance Policy issued by Financial Guaranty Insurance Company (Financial Guaranty) or a New Issue Insurance Policy obtained by the issuer of the obligation at the time of its original issuance. If a municipal obligation is already covered by a New Issue Insurance Policy then the obligation is not required to be additionally insured under a Portfolio Insurance Policy. A New Issue Insurance Policy may have been written by Financial Guaranty or other insurers. Premiums are paid from the Fund's assets, and will reduce the current yield on its portfolio by the amount thereof. Currently, there are no issuers insured under a Portfolio Insurance Policy.

Both types of policies discussed above insure the scheduled payment of all principal and interest on the municipal obligations as they fall due. The insurance does not guarantee the market value of the municipal obligations nor the value of the shares of the Fund and, except as described above, has no effect on the net asset value or redemption price of the shares of the Fund. The insurance of principal refers to the face or par value of the municipal obligation, and is not affected by the price paid by the Fund or by the market value.

The Fund may purchase municipal obligations on which the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. government or which are rated Aaa, MIG-1 or Prime-1 by Moody's or AAA, A-1 or SP-1 by S&P, in either case without being required to insure the municipal obligations under the Portfolio Insurance Policy.

New Issue Insurance. The New Issue Insurance Policies, if any, have been obtained by the respective issuers or underwriters of the municipal obligations and all premiums respecting the securities have been paid in advance by the issuers or underwriters. The policies are noncancelable and will continue in force so long as the municipal obligations are outstanding and the respective insurers remain in business. Since New Issue Insurance remains in effect as long as the insured municipal obligations are outstanding, the insurance may have an effect on the resale value of municipal obligations so insured in the Fund's portfolio.

Therefore, New Issue Insurance may be considered to represent an element of market value in regard to municipal obligations thus insured, but the exact effect, if any, of this insurance on market value cannot be estimated. The Fund will acquire municipal obligations subject to New Issue Insurance Policies only where the insurer is rated Aaa by Moody's or AAA by S&P.

Portfolio Insurance. The Portfolio Insurance Policy to be obtained by the Fund from Financial Guaranty will be effective only so long as the Fund is in existence, Financial Guaranty is still in business, and the municipal obligations described in the Portfolio Insurance Policy continue to be held by the Fund. In the event of a sale of any municipal obligation by the Fund or payment prior to maturity, the Portfolio Insurance Policy terminates as to that municipal obligation. Currently, there are no issuers insured under a Portfolio Insurance Policy.

In determining whether to insure any municipal obligation, Financial Guaranty applies its own standards, which are not necessarily the same as the criteria used in regard to the selection of municipal obligations by the Fund's investment adviser. Financial Guaranty's decision is made prior to the Fund's purchase of the municipal obligations. Contracts to purchase municipal obligations are not covered by the Portfolio Insurance Policy although municipal obligations underlying the contracts are covered by this insurance upon their physical delivery to the Fund or its Custodian.

Secondary Market Insurance. The Fund may at any time purchase from Financial Guaranty a secondary market insurance policy (Secondary Market Policy) on any municipal obligation currently covered by the Portfolio Insurance Policy. The coverage and obligation to pay monthly premiums under the Portfolio Insurance Policy would cease with the purchase by the Fund of a Secondary Market Policy.

By purchasing a Secondary Market Policy, the Fund would, upon payment of a single premium, obtain insurance against nonpayment of scheduled principal and interest for the remaining term of the municipal obligation, regardless of whether the Fund then owned the obligation. This insurance coverage would be noncancelable and would continue in force so long as the municipal obligations so insured are outstanding. The purpose of acquiring such a Policy would be to enable the Fund to sell a municipal obligation to a third party as a Aaa/AAA rated insured obligation at a market price higher than what otherwise might be obtainable if the obligation were sold without the insurance coverage. This rating is not automatic, however, and must specifically be requested for each obligation. Any difference between the excess of an obligation's market value as a Aaa/AAA rated security over its market value without this rating and the single premium payment would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the obligation.

Since the Fund has the right to purchase a Secondary Market Policy for an eligible municipal obligation even if the obligation is currently in default as to any payments by the issuer, the Fund would have the opportunity to sell the obligation rather than be obligated to hold it in its portfolio in order to continue the Portfolio Insurance Policy in force.

Because coverage under the Portfolio Insurance Policy terminates upon sale of a municipal obligation insured thereunder, the insurance does not have an effect on the resale value of the obligation. Therefore, it is the intention of the Fund to retain any insured municipal obligations which are in default or in significant risk of default, and to place a value on the insurance which will be equal to the difference between the market value of similar obligations which are not in default. Because of this policy, the Fund's investment manager may be unable to manage the Fund's portfolio to the extent that it holds defaulted municipal obligations, which may limit its ability in certain circumstances to purchase other municipal obligations. While a defaulted municipal obligation is held in the Fund's portfolio, the Fund continues to pay the insurance premium but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the municipal obligation comes due. This would not be applicable if the Fund elected to purchase a Secondary Market Policy discussed above with respect to a municipal obligation.

Financial Guaranty Insurance Company. Financial Guaranty is a wholly owned subsidiary of FGIC Corporation (the Corporation), a Delaware holding company. Financial Guaranty, domiciled in the State of New York, commenced its business of providing insurance and financial guaranties for a variety of investment instruments in January 1984. The Corporation is a wholly-owned subsidiary of General Electric Capital Corporation.

In addition to providing insurance for the payment of interest on and principal of municipal bonds and notes held in unit investment trust and mutual fund portfolios, Financial Guaranty provides insurance for new and secondary market issues of municipal bonds and notes and for portions of new and secondary market issues of municipal bonds and notes. Financial Guaranty also guarantees a variety of non-municipal structured obligations, such as mortgage-backed securities. It also is authorized to write surety insurance. Moody's and Standard & Poor's have rated the claims-paying ability of Financial Guaranty Aaa and AAA, respectively.

Financial Guaranty is licensed to provide insurance in 48 states and the District of Columbia. It files reports with state insurance regulatory agencies and is subject to audit and review by these authorities. Financial Guaranty is also subject to regulation by the State of New York Insurance Department. This regulation, however, is no guarantee that Financial Guaranty will be able to perform on its contracts of insurance in the event a claim should be made thereunder at some time in the future.

The information about Financial Guaranty contained above has been furnished by the Corporation. No representation is made as to the accuracy or adequacy of this information.

The policy of insurance obtained by the Fund from Financial Guaranty and the agreement and negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise, neither Financial Guaranty nor its parent, FGIC Corporation, has any significant relationship, direct or indirect, with the Fund.

Government Securities

The Fund may invest in securities guaranteed by an agency or instrumentality of the United States government. These agencies include Federal National Mortgage Association and Federal Housing Administration (FHA). In the case of a default on a FHA security, the outstanding balance is subject to an assignment fee and interest payments may be delayed. This will reduce the return to the Fund.

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP CALIFORNIA TAX-EXEMPT TRUST
AXP SPECIAL TAX-EXEMPT SERIES TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP California Tax-Exempt Fund (a fund within AXP California Tax-Exempt Trust) and AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund (funds within AXP Special Tax-Exempt Series Trust) as of June 30, 1999 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period ended June 30, 1999. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP California Tax-Exempt Fund, AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund as of June 30, 1999, and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
KPMG LLP
Minneapolis, Minnesota
August 6, 1999


Financial Statements

Statements of assets and liabilities
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                                  California     Massachusetts      Michigan
                                                                                  Tax-Exempt      Tax-Exempt       Tax-Exempt
June 30, 1999                                                                        Fund            Fund             Fund
 Assets
Investments in securities, at value (Note 1)
    (identified cost $250,933,404, $83,969,770
    and $77,357,899)                                                              $265,125,212     $87,543,887     $81,951,809
Cash in bank on demand deposit                                                              --          86,720          48,808
Accrued interest receivable                                                          4,446,385       1,782,398       1,280,815
Receivable for investment securities sold                                               93,655          74,053          43,125
                                                                                        ------          ------          ------
Total assets                                                                       269,665,252      89,487,058      83,324,557
                                                                                   -----------      ----------      ----------

 Liabilities
Disbursements in excess of cash on demand deposit                                       41,293              --              --
Dividends payable to shareholders                                                      262,513         136,702          80,810
Payable for investment securities purchased                                          2,389,396       1,984,564              --
Accrued investment management services fee                                               3,415             982           1,070
Accrued distribution fee                                                                   425             157             135
Accrued service fee                                                                      1,276             614             398
Accrued transfer agency fee                                                                305             117             117
Accrued administrative services fee                                                        289              84              91
Other accrued expenses                                                                  71,937             986          39,743
                                                                                        ------             ---          ------
Total liabilities                                                                    2,770,849       2,124,206         122,364
                                                                                     ---------       ---------         -------
Net assets applicable to outstanding shares                                       $266,894,403     $87,362,852     $83,202,193
                                                                                  ============     ===========     ===========

 Represented by
Shares of beneficial interest-- $.01 par value (Note 1)                           $    514,752     $   162,101     $   154,722
Additional paid-in capital                                                         257,756,410      84,626,917      79,786,750
Undistributed (excess of distributions over) net investment income                          (1)         43,000             (42)
Accumulated net realized gain (loss) (Note 6)                                       (5,440,474)       (951,438)     (1,230,063)
Unrealized appreciation (depreciation) on investments (Note 5)                      14,063,716       3,482,272       4,490,826
                                                                                    ----------       ---------       ---------
Total-- representing net assets applicable to outstanding shares                  $266,894,403     $87,362,852     $83,202,193
                                                                                  ============     ===========     ===========
Net assets applicable to outstanding shares:                    Class A           $245,947,413     $70,445,011     $76,626,447
                                                                Class B           $ 20,946,990     $16,917,841     $ 6,575,746
Outstanding shares of beneficial interest:                      Class A shares      47,434,784      13,070,941      14,249,491
                                                                Class B shares       4,040,395       3,139,170       1,222,726
Net asset value per share:                                      Class A           $       5.18     $      5.39     $      5.38
                                                                Class B           $       5.18     $      5.39     $      5.38

See accompanying notes to financial statements.



Statements of assets and liabilities

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                                   Minnesota       New York          Ohio
                                                                                  Tax-Exempt      Tax-Exempt      Tax-Exempt
June 30, 1999                                                                        Fund            Fund            Fund

 Assets
Investments in securities, at value (Note 1)
    (identified cost $428,411,014, $106,965,927
    and $72,955,761)                                                              $446,760,910    $113,854,117    $76,668,203
Cash in bank on demand deposit                                                       1,978,035          81,591         56,769
Accrued interest receivable                                                          8,315,564       2,210,875        974,511
Receivable for investment securities sold                                            2,105,222          86,394         40,474
                                                                                     ---------          ------         ------
Total assets                                                                       459,159,731     116,232,977     77,739,957
                                                                                   -----------     -----------     ----------

 Liabilities
Dividends payable to shareholders                                                      458,715         252,537         78,154
Payable for investment securities purchased                                          7,203,642              --        990,221
Accrued investment management services fee                                               5,666           1,488            982
Accrued distribution fee                                                                   934             275            157
Accrued service fee                                                                      2,161             554            366
Accrued transfer agency fee                                                                705             189            117
Accrued administrative services fee                                                        466             127             84
Other accrued expenses                                                                  95,494          31,496         50,675
                                                                                        ------          ------         ------
Total liabilities                                                                    7,767,783         286,666      1,120,756
                                                                                     ---------         -------      ---------
Net assets applicable to outstanding shares                                       $451,391,948    $115,946,311    $76,619,201
                                                                                  ============    ============    ===========

 Represented by
Shares of beneficial interest-- $.01 par value (Note 1)                           $    858,037    $    225,235    $   142,878
Additional paid-in capital                                                         440,508,272     111,262,398     74,018,536
Undistributed (excess of distributions over) net investment income                      (1,845)             --          1,028
Accumulated net realized gain (loss) (Note 6)                                       (8,228,569)     (2,216,501)    (1,152,599)
Unrealized appreciation (depreciation) on investments (Note 5)                      18,256,053       6,675,179      3,609,358
                                                                                    ----------       ---------      ---------
Total-- representing net assets applicable to outstanding shares                  $451,391,948    $115,946,311    $76,619,201
                                                                                  ============    ============    ===========
Net assets applicable to outstanding shares:                    Class A           $405,757,712    $102,430,635    $68,844,000
                                                                Class B           $ 45,634,236    $ 13,515,676    $ 7,775,201
Outstanding shares of beneficial interest:                      Class A shares      77,129,334      19,898,087     12,838,074
                                                                Class B shares       8,674,329       2,625,385      1,449,756
Net asset value per share:                                      Class A           $       5.26    $       5.15    $      5.36
                                                                Class B           $       5.26    $       5.15    $      5.36

See accompanying notes to financial statements.



Statements of operations

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                           California     Massachusetts        Michigan
                                                                           Tax-Exempt      Tax-Exempt         Tax-Exempt
Year ended June 30, 1999                                                      Fund            Fund               Fund

 Investment income
Income:
Interest                                                                    $15,420,754      $4,930,570        $4,860,883
                                                                            -----------      ----------        ----------
Expenses (Note 2):

Investment management services fee                                            1,257,978         399,923           391,881
Distribution fee-- Class B                                                      136,155         114,158            43,183
Transfer agency fee                                                              95,461          46,821            37,827
Incremental transfer agency fee-- Class B                                         1,268           1,045               430
Service fee
    Class A                                                                     433,279         121,582           134,988
    Class B                                                                      31,443          26,576             9,964
Administrative services fees and expenses                                       110,275          35,242            34,586
Compensation of board members                                                     7,977           7,977             7,977
Custodian fees                                                                   26,592          10,753            12,895
Printing and postage                                                             51,027           4,877            16,607
Registration fees                                                                39,715          19,023            30,044
Audit fees                                                                       17,000          15,500            15,500
Other                                                                            10,309              --             3,426
                                                                                 ------            ----             -----
Total expenses                                                                2,218,479         803,477           739,308
    Earnings credits on cash balances (Note 2)                                  (21,970)        (10,692)           (3,857)
                                                                                -------         -------            ------
Total net expenses                                                            2,196,509         792,785           735,451
                                                                              ---------         -------           -------
Investment income (loss)-- net                                               13,224,245       4,137,785         4,125,432
                                                                             ----------       ---------         ---------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions (Note 3)                                             (123,320)          6,655           430,554
    Financial futures contracts                                                  (8,912)         28,371            30,112
                                                                                 ------          ------            ------
Net realized gain (loss) on investments                                        (132,232)         35,026           460,666
Net change in unrealized appreciation (depreciation) on investments          (8,521,862)     (2,888,857)       (3,039,567)
                                                                             ----------      ----------        ----------
Net gain (loss) on investments                                               (8,654,094)     (2,853,831)       (2,578,901)
                                                                             ----------      ----------        ----------
Net increase (decrease) in net assets resulting from operations             $ 4,570,151      $1,283,954        $1,546,531
                                                                            ===========      ==========        ==========

See accompanying notes to financial statements.



Statements of operations

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                              Minnesota      New York         Ohio
                                                                             Tax-Exempt     Tax-Exempt     Tax-Exempt
Year ended June 30, 1999                                                        Fund           Fund           Fund

 Investment income
Income:
Interest                                                                    $26,649,745     $6,646,639    $4,475,701
                                                                            -----------     ----------    ----------
Expenses (Note 2):
Investment management services fee                                            1,994,409        543,353       357,073
Distribution fee-- Class B                                                      284,736         86,839        49,653
Transfer agency fee                                                             219,595         59,911        36,842
Incremental transfer agency fee-- Class B                                         3,049            952           453
Service fee
    Class A                                                                     688,742        180,174       120,698
    Class B                                                                      66,271         20,226        11,347
Administrative services fees and expenses                                       176,098         47,870        30,748
Compensation of board members                                                     8,821          7,977         4,093
Custodian fees                                                                   40,333         12,282        17,120
Printing and postage                                                            109,994         24,087        15,053
Registration fees                                                                48,930         36,660        33,582
Audit fees                                                                       18,000         17,000        15,500
Other                                                                            12,502          2,362        23,198
                                                                                 ------          -----        ------
Total expenses                                                                3,671,480      1,039,693       715,360

    Earnings credits on cash balances (Note 2)                                  (43,650)        (6,787)       (2,271)
                                                                                -------         ------        ------
Total net expenses                                                            3,627,830      1,032,906       713,089
                                                                              ---------      ---------       -------
Investment income (loss)-- net                                               23,021,915      5,613,733     3,762,612
                                                                             ----------      ---------     ---------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
    Security transactions (Note 3)                                              406,366        155,442        69,725
    Financial futures contracts                                                  (7,149)        56,533        30,114
                                                                                 ------         ------        ------
Net realized gain (loss) on investments                                         399,217        211,975        99,839
Net change in unrealized appreciation (depreciation) on investments         (13,019,298)    (3,443,059)   (2,055,350)
                                                                            -----------     ----------    ----------
Net gain (loss) on investments                                              (12,620,081)    (3,231,084)   (1,955,511)
                                                                            -----------     ----------    ----------
Net increase (decrease) in net assets resulting from operations             $10,401,834     $2,382,649    $1,807,101
                                                                            ===========     ==========    ==========

See accompanying notes to financial statements.



Statements of changes in net assets

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                        California                           Massachusetts
                                                                      Tax-Exempt Fund                       Tax-Exempt Fund
Year ended June 30,                                               1999               1998                1999            1998

 Operations and distributions
Investment income (loss)-- net                               $ 13,224,245       $ 12,975,883        $ 4,137,785      $ 3,873,971
Net realized gain (loss) on investments                          (132,232)         1,926,039             35,026          277,400
Net change in unrealized appreciation (depreciation)
        on investments                                         (8,521,862)         3,558,638         (2,888,857)       1,722,338
                                                               ----------          ---------         ----------        ---------
Net increase (decrease) in net assets resulting
        from operations                                         4,570,151         18,460,560          1,283,954        5,873,709
                                                                ---------         ----------          ---------        ---------
Distributions to shareholders from:
    Net investment income
       Class A                                                (12,458,083)       (12,717,817)        (3,454,620)      (3,418,898)
       Class B                                                   (766,108)          (572,424)          (640,114)        (455,124)
    Net realized gain
       Class A                                                         --             (9,568)           (33,427)              --
       Class B                                                         --               (507)            (7,530)              --
                                                                    -----               ----             ------            -----
Total distributions                                           (13,224,191)       (13,300,316)        (4,135,691)      (3,874,022)
                                                              -----------        -----------         ----------       ----------

Share transactions (Note 4)
Proceeds from sales
    Class A shares (Note 2)                                    42,285,590         27,263,050         16,960,957        9,567,532
    Class B shares                                              8,682,050          5,637,162          6,288,904        5,760,628
Reinvestment of distributions at net asset value
    Class A shares                                              8,430,940          8,796,579          2,675,840        2,647,896
    Class B shares                                                588,371            436,950            532,827          392,654
Payments for redemptions
    Class A shares                                            (36,166,864)       (33,740,758)       (13,594,414)     (13,778,211)
    Class B shares (Note 2)                                    (2,589,325)        (1,396,348)        (2,358,655)      (1,502,976)
                                                               ----------         ----------         ----------       ----------
Increase (decrease) in net assets from share transactions      21,230,762          6,996,635         10,505,459        3,087,523
                                                               ----------          ---------         ----------        ---------
Total increase (decrease) in net assets                        12,576,722         12,156,879          7,653,722        5,087,210
Net assets at beginning of year                               254,317,681        242,160,802         79,709,130       74,621,920
                                                              -----------        -----------         ----------       ----------
Net assets at end of year                                    $266,894,403       $254,317,681        $87,362,852      $79,709,130
                                                             ============       ============        ===========      ===========
Undistributed (excess of distributions over)
    net investment income                                    $         (1)      $        (55)       $    43,000      $       (51)

See accompanying notes to financial statements.



Statements of changes in net assets

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                        Michigan                           Minnesota
                                                                      Tax-Exempt Fund                   Tax-Exempt Fund
Year ended June 30,                                               1999            1998              1999               1998

Operations and distributions
Investment income (loss)-- net                               $ 4,125,432      $ 4,153,422      $ 23,021,915       $ 22,597,273
Net realized gain (loss) on investments                          460,666           39,801           399,217            867,273
Net change in unrealized appreciation (depreciation)
    on investments                                            (3,039,567)       1,755,887       (13,019,298)         7,572,218
                                                              ----------        ---------       -----------          ---------
Net increase (decrease) in net assets resulting
    from operations                                            1,546,531        5,949,110        10,401,834         31,036,764
                                                               ---------        ---------        ----------         ----------
Distributions to shareholders from:
    Net investment income
       Class A                                                (3,880,954)      (3,959,928)      (21,267,346)       (21,338,695)
       Class B                                                  (244,520)        (194,070)       (1,747,010)        (1,277,193)
    Net realized gain
       Class A                                                  (295,764)              --                --                 --
       Class B                                                   (21,598)              --                --                 --
                                                                 -------        ---------         ---------          ---------
Total distributions                                           (4,442,836)      (4,153,998)      (23,014,356)       (22,615,888)

Share transactions (Note 4)
Proceeds from sales
    Class A shares (Note 2)                                   10,840,031        6,481,056        81,903,764         55,067,262
    Class B shares                                             2,076,128        2,106,132        19,340,345         10,919,373
Reinvestment of distributions at net asset value
    Class A shares                                             3,033,680        2,829,652        16,537,485         16,634,462
    Class B shares                                               216,608          153,120         1,430,174          1,015,306
Payments for redemptions
    Class A shares                                           (11,501,402)     (10,742,181)      (66,199,264)       (71,239,533)
    Class B shares (Note 2)                                     (620,911)        (849,531)       (5,079,371)        (3,414,186)
                                                                --------         --------        ----------         ----------
Increase (decrease) in net assets from share transactions      4,044,134          (21,752)       47,933,133          8,982,684
                                                               ---------          -------        ----------          ---------
Total increase (decrease) in net assets                        1,147,829        1,773,360        35,320,611         17,403,560
Net assets at beginning of year                               82,054,364       80,281,004       416,071,337        398,667,777
                                                              ----------       ----------       -----------        -----------
Net assets at end of year                                    $83,202,193      $82,054,364      $451,391,948       $416,071,337
                                                             -----------      -----------      ------------       ------------
Undistributed (excess of distributions over) net
    investment income                                        $       (42)     $        --      $     (1,845)      $     (9,944)
                                                             -----------      -----------      ------------       ------------

See accompanying notes to financial statements.



Statements of changes in net assets

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                                         New York                            Ohio
                                                                     Tax-Exempt Fund                   Tax-Exempt Fund
Year ended June 30,                                               1999             1998               1999            1998

Operations and distributions
Investment income (loss)-- net                                $ 5,613,733      $ 5,988,600       $ 3,762,612      $ 3,710,452
Net realized gain (loss) on investments                           211,975          748,448            99,839          441,486
Net change in unrealized appreciation (depreciation)
    on investments                                             (3,443,059)       2,313,952        (2,055,350)       1,193,891
                                                               ----------        ---------        ----------        ---------
Net increase (decrease) in net assets resulting
    from operations                                             2,382,649        9,051,000         1,807,101        5,345,829
                                                                ---------        ---------         ---------        ---------
Distributions to shareholders from:
    Net investment income
       Class A                                                 (5,126,805)      (5,597,877)       (3,477,589)      (3,541,325)
       Class B                                                   (485,770)        (391,627)         (282,186)        (193,178)
    Net realized gain
       Class A                                                         --               --                --               --
       Class B                                                         --               --                --               --
                                                                   ------          -------            ------           ------
Total distributions                                            (5,612,575)      (5,989,504)       (3,759,775)      (3,734,503)
                                                               ----------       ----------        ----------       ----------

Share transactions (Note 4)
Proceeds from sales
    Class A shares (Note 2)                                    13,763,495       13,077,412        12,196,295        6,692,901
    Class B shares                                             5,556,166         3,058,971         3,287,691        1,943,456
Reinvestment of distributions at net asset value
    Class A shares                                              3,536,147        4,046,559         2,533,703        2,702,866
    Class B shares                                                382,826          331,272           214,576          143,123
Payments for redemptions
    Class A shares                                            (17,500,028)     (22,106,362)      (11,351,271)     (10,309,437)
    Class B shares (Note 2)                                    (1,828,945)      (1,358,542)         (820,294)        (415,851)
                                                               ----------       ----------          --------         --------
Increase (decrease) in net assets from share transactions       3,909,661       (2,950,690)        6,060,700          757,058
                                                                ---------       ----------         ---------          -------
Total increase (decrease) in net assets                           679,735          110,806         4,108,026        2,368,384
Net assets at beginning of year                               115,266,576      115,155,770        72,511,175       70,142,791
                                                              -----------      -----------        ----------       ----------
Net assets at end of year                                    $115,946,311     $115,266,576       $76,619,201      $72,511,175
                                                             ============     ============       ===========      ===========
Undistributed (excess of distributions over) net
    investment income                                        $         --     $       (193)      $     1,028      $    (1,809)

See accompanying notes to financial statements.



Notes to Financial Statements

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AXP California Tax-Exempt Trust and AXP Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. AXP California Tax-Exempt Trust includes only AXP California Tax-Exempt Fund. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A and Class B shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Federal taxes
Each Fund's policy to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                               California  Massachusetts  Michigan   Minnesota      New York      Ohio
                                               Tax-Exempt    Tax-Exempt  Tax-Exempt  Tax-Exempt    Tax-Exempt  Tax-Exempt
                                                  Fund          Fund        Fund        Fund          Fund        Fund
Undistributed net investment income                $--           $--         $--        $540         $(965)        $--
Accumulated net realized gain (loss)               $--           $--         $--       $(540)         $965         $--
Additional paid-in capital increase (decrease)     $--           $--         $--         $--           $--         $--

Dividends to shareholders
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES

Each Fund has agreements with American Express Financial  Corporation  (AEFC) to manage its portfolio and provide  administrative  services.  Under an Investment
Management  Services  Agreement,   AEFC  determines  which  securities  will  be
purchased,  held or sold.  The  management  fee is a  percentage  of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.
Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate  Transfer  Agency  Agreement,  American  Express Client Service
Corporation (AECSC) maintains  shareholder accounts and records.  Each Fund pays
AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.50
o Class B $20.50

Under terms of a prior agreement that ended Jan. 31, 1999, each Fund paid a transfer agency fee at an annual rate per shareholder account of $15.50 for Class A and $16.50 for Class B.

Each Fund has  agreements  with  American  Express  Financial  Advisors Inc. for
distribution   and  shareholder   services.   Under  a  Plan  and  Agreement  of
Distribution,  each Fund pays a  distribution  fee at an annual rate of 0.75% of the Fund's average daily net assets  attributable  to Class B shares.  Effective
July 1,  1999,  each Fund will pay a  distribution  fee at an annual  rate up to
0.25% of the Fund's average daily net assets  attributable to Class A shares and up to 1.00% of the  Fund's  average  daily net  assets  attributable  to Class B shares.

Under a Shareholder Service Agreement, each Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of each Fund's average daily net assets attributable to Class A and Class B shares. Effective July 1, 1999, each Fund will convert the Shareholder Service Agreement with respect to Class A and Class
B shares into the Plan and Agreement of Distribution discussed above.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing the Funds' shares for the year ended June 30, 1999, are as follows:

 Fund                                 Class A         Class B
 California Tax-Exempt Fund        $  769,887        $33,637
 Massachusetts Tax-Exempt Fund        420,351         24,785
 Michigan Tax-Exempt Fund             203,210          6,104
 Minnesota Tax-Exempt Fund          1,220,871         45,143
 New York Tax-Exempt Fund             244,591         22,199
 Ohio Tax-Exempt Fund                 194,819         10,901


During the year ended June 30, 1999, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

 Fund                                                     Reduction
 California Tax-Exempt Fund                                $21,970
 Massachusetts Tax-Exempt Fund                              10,692
 Michigan Tax-Exempt Fund                                    3,857
 Minnesota Tax-Exempt Fund                                  43,650
 New York Tax-Exempt Fund                                    6,787
 Ohio Tax-Exempt Fund                                        2,271


3. SECURITIES TRANSACTIONS

For the year ended June 30,  1999,  cost of purchases  and  proceeds  from sales
(other than short-term obligations) aggregated for each Fund are as follows:

 Fund                               Purchases         Proceeds
 California Tax-Exempt Fund        $66,396,954      $40,438,928
 Massachusetts Tax-Exempt Fund      15,264,267        4,496,663
 Michigan Tax-Exempt Fund           19,263,445       16,063,648
 Minnesota Tax-Exempt Fund          91,250,893       54,528,576
 New York Tax-Exempt Fund           12,563,522        9,359,640
 Ohio Tax-Exempt Fund                9,469,572        3,978,938

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares of each Fund for the years indicated are as follows:

                                          California Tax-Exempt Fund
                                           Year ended June 30, 1999
                                            Class A        Class B
Sold                                      7,876,900      1,618,457
Issued for reinvested distributions       1,573,110        109,894
Redeemed                                 (6,741,823)      (485,671)
Net increase (decrease)                   2,708,187      1,242,680

                                          Year ended June 30, 1998
                                           Class A         Class B
Sold                                     5,116,223       1,058,071
Issued for reinvested distributions      1,651,772          82,051
Redeemed                                (6,331,307)       (262,162)
Net increase (decrease)                    436,688         877,960


                                         Massachusetts Tax-Exempt Fund
                                           Year ended June 30, 1999
                                            Class A         Class B
Sold                                      3,046,475       1,130,787
Issued for reinvested distributions         481,681          95,959
Redeemed                                 (2,445,264)       (425,397)
Net increase (decrease)                   1,082,892         801,349

                                         Year ended June 30, 1998
                                           Class A        Class B
Sold                                     1,728,151      1,040,229
Issued for reinvested distributions        479,241         71,032
Redeemed                                (2,493,940)      (271,030)
Net increase (decrease)                   (286,548)       840,231


                                            Michigan Tax-Exempt Fund
                                            Year ended June 30, 1999
                                            Class A         Class B
Sold                                      1,952,027         218,977
Issues for reinvested distributions         546,553         194,235
Redeemed                                 (2,069,273)       (111,961)
Net increase (decrease)                     429,307         301,251

                                          Year ended June 30, 1998
                                            Class A         Class B
Sold                                      1,170,022         380,067
Issued for reinvested distributions         511,164          27,650
Redeemed                                 (1,941,314)       (153,133)
Net increase (decrease)                    (260,128)        254,584


                                            Minnesota Tax-Exempt Fund
                                            Year ended June 30, 1999
                                              Class A        Class B
Sold                                       15,143,882      3,578,954
Issued for reinvested distributions         3,061,091        264,909
Redeemed                                  (12,237,821)      (942,705)
Net increase (decrease)                     5,967,152      2,901,158

                                            Year ended June 30, 1998
                                             Class A          Class B
Sold                                      10,219,416        2,026,791
Issued for reinvested distributions        3,090,353          188,593
Redeemed                                 (13,225,380)        (633,606)
Net increase (decrease)                       84,389        1,581,778


                                             New York Tax-Exempt Fund
                                             Year ended June 30, 1999
                                             Class A           Class B
Sold                                       2,594,887         1,048,359
Issued for reinvested distributions          667,318            72,294
Redeemed                                  (3,294,574)         (345,553)
Net increase (decrease)                      (32,369)          775,100

                                              Year ended June 30, 1998
                                             Class A           Class B
Sold                                       2,476,927           580,183
Issued for reinvested distributions          768,096            62,867
Redeemed                                  (4,193,469)         (257,849)
Net increase (decrease)                     (948,446)          385,201


                                               Ohio Tax-Exempt Fund
                                             Year ended June 30, 1999
                                             Class A          Class B
Sold                                       2,212,340          596,770
Issued for reinvested distributions          460,278           38,999
Redeemed                                  (2,061,123)        (149,003)
Net increase (decrease)                      611,495          486,766

                                             Year ended June 30, 1998
                                              Class A         Class B
Sold                                        1,224,084         354,262
Issued for reinvested distributions           493,970          26,147
Redeemed                                   (1,882,921)        (75,894)
Net increase (decrease)                      (164,867)        304,515


5. INTEREST RATE FUTURES CONTRACTS

Investments  in securities as of June 30, 1999,  included  securities  that were valued and pledged as collateral to cover initial margin deposits, (see "Summary of significant accounting policies") as follows:
                                                      Open
                                     Market         purchase
 Fund                                 value         contracts
 California Tax-Exempt Fund       $  208,494           70
 Massachusetts Tax-Exempt Fund        83,483           55
 Michigan Tax-Exempt Fund          1,684,345           60
 Minnesota Tax-Exempt Fund            92,019           70
 New York Tax-Exempt Fund            249,688          120
 Ohio Tax-Exempt Fund              1,579,595           60

The market value of the open  purchase  contracts  as of June 30,  1999,  was as follows:
                                                           Net
                                     Market            unrealized
 Fund                                 value            gain (loss)
 California Tax-Exempt Fund        $8,314,688          $(128,092)
 Massachusetts Tax-Exempt Fund      6,532,969            (91,845)
 Michigan Tax-Exempt Fund           7,126,875           (103,084)
 Minnesota Tax-Exempt Fund          8,314,688            (93,843)
 New York Tax-Exempt Fund          14,253,750           (213,011)
 Ohio Tax-Exempt Fund               7,126,875           (103,084)

The Funds maintain, in a segregated account with its custodian, advanced refunded bonds with at least a market value equal to the value of these open long futures contracts. Advanced refunded bonds are highly liquid, usually covered by government securities, which will be refunded at the bond's first call date.

6. CAPITAL LOSS CARRYOVER

For federal income tax purposes, capital loss carryovers were as follows as of June 30, 1999:

 Fund                                 Carryover             Expiration
                                                                date
 California Tax-Exempt Fund          $1,940,553               2006-2008
 Massachusetts Tax-Exempt Fund           207,717                   2008
 Michigan Tax-Exempt Fund                233,234                   2008
 Minnesota Tax-Exempt Fund             1,997,741            2005 - 2008
 New York Tax-Exempt Fund              1,342,074              2005-2008
 Ohio Tax-Exempt Fund                    182,633              2005-2008

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carryover has been offset or expires.

7. BANK BORROWINGS
Each Fund has a revolving credit agreement with U.S. Bank, N.A., whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables each Fund to participate with other American Express funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus
0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. Each Fund had no borrowings outstanding during the year ended June 30,1999.


8. FINANCIAL HIGHLIGHTS
"Financial highlights" showing per share data and selected financial information are presented on pages 29-34 of the prospectus.


Investments in Securities

AXP California Tax-Exempt Fund
June 30, 1999

(Percentages represent value of investments compared to net assets)

Municipal bonds (99.0%)
Name of issuer and                                              Coupon            Principal                  Value(a)
title of issue(b,c)                                               rate              amount

ABAG Financial Authority for Nonprofit Corporations
    Certificate of Participation International School
    Series 1996
        05-01-26                                                 7.38%            $2,200,000                 $2,306,656
Anaheim Public Finance Authority
    Capital Appreciation Improvement Revenue Bonds
    Zero Coupon Series 1997C (FSA Insured)
        09-01-25                                                 5.61              2,170,000(e)                 504,026
Anaheim Public Finance Authority
    Revenue Bonds Electric Utilities
    San Juan Series 2 (FGIC Insured)
        10-01-22                                                 5.75             11,100,000                 11,389,154
Brea Redevelopment Agency Tax Allocation Refunding Bonds
    Redevelopment Project AB (MBIA Insured)
        08-01-17                                                 5.50              1,800,000                  1,813,770
Burbank Redevelopment Agency Tax Allocation Bonds
    Golden State Series 1993A
        12-01-23                                                 6.00              2,000,000                  2,058,800
Calleguas-Las Virgines Public Finance Authority
    Refunding Revenue Bonds
    Las Virgines Municipal Water District (FSA Insured)
        11-01-23                                                 5.00              1,000,000                    944,810
Chapman College Educational Facilities Authority
    Revenue Bonds Series 1991B
        01-01-18                                                 7.50                500,000                    535,155
Clearlake Redevelopment Agency
    Highlands Park Community Development
    Tax Allocation Bonds Series 1993
        10-01-23                                                 6.40              1,420,000                  1,479,839
Community Development Authority Health Facilities
    Unihealth America Certificate of Participation
    Series 1993 Inverse Floater (AMBAC Insured)
        10-01-11                                                 7.93              5,000,000(f)               5,362,499
Contra Costa County Residential Rent Facility
    Multi-family Housing Revenue Bonds Cypress Meadows
    Series 1998E A.M.T.
        09-01-28                                                 7.00              2,000,000                  1,894,340
Corona Community Facilities District 90-1
    Special Tax Refunding Bonds Series 1998A
        09-01-20                                                 4.70              1,905,000                  1,711,242
East Bay Municipal Utility District
    Water Systems Revenue Bonds
    (MBIA Insured)
        06-01-28                                                 4.75              2,695,000                  2,407,470
Eastern Municipal Water District Riverside County
    Water & Sewer Pre-refunded Revenue
    Certificates of Participation Series 1991 (FGIC Insured)
        07-01-20                                                 6.50              3,000,000                  3,205,020
Eastern Municipal Water District Riverside County
    Water & Sewer Revenue Certificates of Participation
    Series 1991
        07-01-23                                                 6.00              1,000,000                  1,057,800
El Centro Financial Authority Water & Wastewater
    Revenue Bonds Series 1997A (AMBAC Insured)
        10-01-27                                                 5.13              1,200,000                  1,147,332
Encinitas Unified School District
    Unlimited General Obligation Bonds
    Zero Coupon Series 1996 (MBIA Insured)
        08-01-15                                                 5.85              2,500,000(e)               1,055,975
        08-01-16                                                 5.85              1,000,000(e)                 397,700
Fontana Redevelopment Agency
    Refunding Certificate of Participation
    Police Facility Series 1993
        04-01-16                                                 5.63              4,500,000                  4,560,165
Fontana Unified School District
    San Bernardino County General Obligation
    Convertible Capital Appreciation Bonds
    Series 1995C (FGIC Insured)
        05-01-20                                                 6.15              3,470,000                  3,704,503
Fontana Unified School District
    Unlimited Tax General Obligation Bonds
    Zero Coupon Series D (FGIC Insured)
        05-01-00                                                 6.28              2,000,000(g)               1,981,640
Foothill/Eastern Transportation Corridor Agency
    Toll Road Senior Lien Revenue Bonds Series 1995A
        01-01-34                                                 6.00              1,775,000                  1,873,104
Garden Grove Agency Community Development
    Tax Allocation Refunding Bonds
    Garden Grove Community
        10-01-23                                                 5.88              3,000,000                  3,039,570
Garden Grove Certificates of Participation
    Bahia Village/Emerald Isle
    (FSA Insured)
        08-01-23                                                 5.70              2,660,000                  2,717,376
Hemet Redevelopment Agency Tax Allocation
    Bonds Series 1999A (AMBAC Insured)
        09-15-28                                                 4.75              2,390,000                  2,133,888
Huntington Beach Certificate of Participation Revenue Bonds
    Civic Center Refinancing (AMBAC Insured)
        08-01-16                                                 5.50              1,715,000                  1,725,496
Inglewood Redevelopment Agency Revenue Bonds
    Series 1998A (AMBAC Insured)
        05-01-23                                                 5.25              1,100,000                  1,082,290
Intercommunity Hospital Finance Authority
    Certificate of Participation (ACA Insured)
        11-01-19                                                 5.25              4,000,000                  3,840,360
Irwindale Redevelopment Agency Sub Lien
    Tax Allocation Bonds Series 1996
        12-01-19                                                 7.00              1,700,000                  1,835,286
Janesville Union School District
    Lassen County General Obligation Bonds
    Series 1996
        08-01-21                                                 6.45                870,000(d)                 906,949
La Mirada Redevelopment Agency Special Tax
    Refunding Revenue Bonds Community Facilities
    District 89-1 Series 1998
        10-01-20                                                 5.70              1,000,000                    963,430
Lake Elsinore Public Finance Authority
    Local Agency Revenue Bonds Series 1997F
        09-01-20                                                 7.10              3,000,000                  3,176,940
Lake Elsinore Public Finance Authority
    Tax Allocation Revenue Bonds Series 1999A
        09-01-30                                                 5.50              2,500,000                  2,364,750
Lake Elsinore Redevelopment Agency
    Community Facilities District 90
    Tuscany Hills Public Improvements
    Special Tax Parity Bonds Series 1999A
        10-01-24                                                 6.05              2,000,000                  1,956,740
Lake Elsinore School Finance Authority
    Revenue Bonds Series 1997
        09-01-19                                                 6.13              1,235,000                  1,276,422
Los Angeles Convention & Exhibition Center
    Pre-refunded Certificate of Participation
    Series 1989A
        08-15-18                                                 7.38              2,900,000                  2,957,942
        08-15-20                                                 7.00              5,000,000                  5,097,700
Los Angeles County Transportation Commission
    Sales Tax Refunding Revenue Bonds
    Series 1989A
        07-01-15                                                 7.40              2,000,000                  2,040,220
Los Angeles County Transportation Commission
    Sales Tax Refunding Revenue Bonds Series A
        07-01-19                                                 7.00              4,150,000                  4,233,415
Los Angeles Department of Airports Revenue Bonds
    Los Angeles International Airport Series 1995D
    (FGIC Insured) A.M.T.
        05-15-15                                                 5.50              1,000,000                  1,010,110
Los Angeles Department of Water & Power
    Waterworks Refunding Revenue Bonds
    Series 2 (Secondary FGIC Insured)
        05-15-18                                                 4.50              3,000,000                  2,666,430
Los Angeles Multi-family Housing Revenue Bonds
    Park Parthenia Series 1986A
    (GNMA Insured) A.M.T.
        01-20-22                                                 7.40              1,000,000                  1,022,820
Los Angeles Single Family Home Mortgage Revenue Bonds
    Series 1991A (GNMA & FNMA Insured) A.M.T.
        06-01-25                                                 6.88                745,000                    777,311
Los Angeles State Harbor Revenue Bonds
    Escrowed to Maturity
        10-01-18                                                 7.60              1,000,000                  1,239,380
Los Angeles State Harbor Revenue Bonds
    Series 1996B (MBIA Insured) A.M.T.
        11-01-19                                                 5.38              2,000,000                  1,979,120
        11-01-23                                                 5.38              1,300,000                  1,266,330
Los Angeles Wastewater System
    Refunding Revenue Bonds Series D (FGIC Insured)
        11-01-17                                                 4.70              1,000,000                    920,190
Los Angeles Water & Power
    Electric Plant Revenue Bonds Series 1990
        05-15-30                                                 7.13              6,500,000                  6,816,159
Millbrae Residential Facility Revenue Bonds
    Magnolia of Millbrae Series 1997A A.M.T.
        09-01-27                                                 7.38              2,500,000                  2,628,875
Modesto Irrigation District Finance Authority
    Refunding Revenue Bonds Domestic Water
    Series 1998D (AMBAC Insured)
        09-01-22                                                 4.75              2,000,000                  1,807,140
Mount Diablo Hospital District Hospital
    Pre-refunded Revenue Bonds
    Series 1990A (AMBAC Insured)
        12-01-17                                                 7.00              3,000,000                  3,195,570
North City West Community School Facility
    Authority Special Tax Refunding Revenue Bonds
    Series 1995B (CGIC Insured)
        09-01-15                                                 5.75              1,000,000                  1,046,310
Northern California Transmission Agency
    California-Oregon Transmission
    Pre-refunded Revenue Bonds
    Series 1990A (MBIA Insured)
        05-01-24                                                 7.00              2,000,000                  2,090,400
Northern California Transmission Select Auction
    Variable Rate Security & Residual Interest
    Revenue Bonds Inverse Floater (MBIA Insured)
        04-29-24                                                 5.50              4,500,000(f)               4,504,050
Novato Community Facility District 1 Vintage Oaks
    Public Improvement Special Tax Refunding Bonds
        08-01-21                                                 7.25              2,000,000                  2,137,200
Orange County Special Tax Community Facilities Bonds
    Aliso Veijo District 88-1 Series 1992A
        08-15-18                                                 7.35              3,000,000                  3,334,980
Oxnard Certificates of Participation
    Series 1999 (AMBAC Insured)
        06-01-28                                                 4.75              1,250,000                  1,116,638
Pittsburg Infrastructure Finance Authority
    Reassessment Revenue Improvement Bonds
    Series 1998A
        09-02-24                                                 5.60              1,465,000                  1,396,189
Pleasanton Joint Powers Financing Authority Reassessment
    Revenue Bonds Series 1993A
        09-02-12                                                 6.15              1,765,000                  1,860,981
Port of Oakland Refunding Revenue Bonds
    Series 1997G (MBIA Insured) A.M.T.
        11-01-25                                                 5.38              3,080,000                  3,022,312
Poway Unified School District Special Tax
    Refunding Bonds Community Facilities
    District 1 (MBIA Insured)
        10-01-23                                                 4.75              2,500,000                  2,253,425
Rancho Cucamonga Redevelopment Agency
    Allocation Pre-refunded Bonds Series 1990
    (MBIA Insured)
        09-01-19                                                 7.13              3,540,000                  3,633,244
Rancho Mirage Joint Powers Finance Authority
    Certificate of Participation Eisenhower Memorial Hospital
        03-01-22                                                 7.00              4,250,000                  4,630,418
Redding Redevelopment Agency Tax Allocation
    Refunding Bonds Canby Hilltop Cypress
    Series D (CGIC Insured)
        09-01-23                                                 5.00              4,700,000                  4,435,437
Redwood City Elementary School District Capital
    Appreciation General Obligation Bonds
    San Mateo County Zero Coupon
    Series 1997 (FGIC Insured)
        08-01-20                                                 5.65              5,475,000(e)               1,722,545
Richmond Elementary School District
    Lassen County General Obligation Bonds
    Series 1996
        08-01-21                                                 6.50                649,000                    688,219
Richmond Joint Powers Financing Authority
    Leases and Gas Tax Refunding Revenue Bonds
    Series 1995A
        05-15-13                                                 5.25              2,000,000                  1,982,380
Rural Home Mortgage Financing Authority Single Family Mortgage Revenue Bonds
    3rd Series 1997A (GNMA Insured) A.M.T.
        09-01-29                                                 7.00              1,425,000                  1,579,769
Rural Home Mortgage Financing Authority Single Family Mortgage Revenue Bonds
    4th Series 1998B (FNMA/GNMA Insured) A.M.T.
        12-01-29                                                 5.75              1,455,000                  1,557,156
Sacramento Cogeneration Authority
    Pre-refunded Revenue Bonds
    Procter & Gamble
        07-01-10                                                 6.38                500,000                    556,215
Sacramento Cogeneration Authority
    Unrefunded Revenue Bonds
    Procter & Gamble
        07-01-10                                                 6.38                500,000                    547,625
Sacramento County Certificates of Participation
    (AMBAC Insured)
        10-01-17                                                 4.75              1,500,000                  1,381,050
Sacramento County Certificates of Participation
    Refunding Bonds Public Facilities (AMBAC Insured)
        10-01-27                                                 4.75              2,000,000                  1,788,620
Sacramento Municipal Utility District Pre-refunded Bonds
    Series Y (MBIA Insured)
        09-01-19                                                 6.75              3,400,000                  3,662,752
Sacramento Power Authority Cogeneration
    Revenue Bonds Campbell Soup Series 1995
        07-01-22                                                 6.00              1,000,000                  1,024,430
San Diego Community Facilities District 1
    Special Tax (MBIA Insured)
        09-01-20                                                 4.75              2,000,000                  1,815,940
San Diego County Capital Asset Lease
    Certificate of Participation
    Series 1993 Inverse Floater (AMBAC Insured)
        09-01-07                                                 7.47              3,200,000(f)               3,572,000
San Diego County Water Authority
    Revenue Bonds Certificates of Participation
    Series 1998A (FGIC Insured)
        05-01-24                                                 4.50              2,500,000                  2,145,300
San Francisco City & County Airport Commission
    International Airport Revenue Bonds Issue 15B
    2nd Series 1998 (MBIA Insured)
        05-01-20                                                 4.90              2,000,000                  1,852,120
        05-01-25                                                 4.50              1,500,000                  1,290,615
San Joaquin County Certificate of Participation
    Jail & Sheriff's Operation Center (MBIA Insured)
        11-15-15                                                 6.75              2,000,000                  2,065,780
San Jose Redevelopment Agency Merged Area
    Redevelopment Tax Allocation Bonds
    Series 1993 (MBIA Insured)
        08-01-24                                                 4.75              3,055,000                  2,752,738
San Jose Redevelopment Agency Merged Area
    Redevelopment Tax Allocation Bonds
    Series 1999 (AMBAC Insured)
        08-01-23                                                 4.75              1,000,000                    898,040
San Jose Redevelopment Agency Merged Area
    Tax Allocation Bonds Series 1993 Inverse Floater
    (MBIA Insured)
        08-01-14                                                 7.41              3,000,000(f)               3,108,750
San Rafael Redevelopment Agency Tax Allocation
    Capital Appreciation Bonds Zero Coupon
    (AMBAC Insured)
        12-01-18                                                 5.58              1,440,000(e)                 496,411
        12-01-19                                                 5.58              1,440,000(e)                 468,058
        12-01-20                                                 5.60              1,440,000(e)                 441,158
        12-01-21                                                 5.60              1,440,000(e)                 414,994
        12-01-22                                                 5.60              2,070,000(e)                 563,330
San Ysidro School District General Obligation Bonds
    San Diego County Series 1997 (AMBAC Insured)
        08-01-21                                                 6.13              1,000,000                  1,087,540
Santa Clara County Mountain View
    Los Altos Union High School District Unlimited Tax
    General Obligation Bonds Series A
        08-01-15                                                 5.75              1,200,000                  1,257,576
Santa Cruz Certificate of Participation
        08-01-07                                                 8.38              1,140,000                  1,161,113
Santa Monica-Malibu Unified School District
    Capital Appreciation General Obligation Bonds
    Los Angeles County Zero Coupon Series 1999
    (FGIC Insured)
        08-01-22                                                 5.38              7,300,000(e)               2,042,978
Santa Nella County Water District Improvement
    Limited Obligation Refunding Improvement Bonds
    Series 1998
        09-02-28                                                 6.25              2,500,000                  2,405,825
Sierra Madre Finance Authority Water & Sewer
    Refunding Revenue Bonds Series 1998A (MBIA Insured)
        11-01-18                                                 5.00              2,010,000                  1,932,756
South Tahoe Joint Powers Financing Authority
    Refunding Revenue Bonds Series 1995B
        10-01-20                                                 6.25              2,700,000                  2,808,999
South Whittier Elementary School District
    Unlimited Tax General Obligation Capital
    Appreciation Bonds Zero Coupon
    Series 1998A (FGIC Insured)
        08-01-15                                                 5.15                300,000(e)                 126,717
        08-01-16                                                 5.15                500,000(e)                 198,850
Southern California Home Financing Authority
    Single Family Mortgage Revenue Bonds 1990B
    (GNMA Insured) A.M.T.
        03-01-24                                                 7.75                400,000                    414,840
Southern California Metropolitan Water District
    Waterworks Revenue Bonds Series 1998A
        07-01-22                                                 4.75              3,750,000                  3,399,038
Southern California Public Power Authority Transmission
    Special Bonds
        07-01-12                                                 6.00              2,700,000                  2,852,334
State Department Water Resource
    Water Systems Revenue Bonds Center Valley
    Series 1995O
        12-01-18                                                 4.75              2,000,000                  1,844,720
State Department Water Resource
    Water Systems Revenue Bonds Central Valley
    Series L
        12-01-23                                                 5.50              3,000,000                  2,999,850
State Education Facility Authority
    Revenue Bonds Pomona College
        02-15-17                                                 6.00              3,000,000                  3,141,330
State Education Facility Authority
    Revenue Bonds Series 1997B
        04-01-21                                                 6.30              1,000,000                  1,049,650
State Health Facility Finance Authority
    Pre-refunded Revenue Bonds
    St. Joseph Health System Series 1989A
        07-01-14                                                 6.90              3,500,000                  3,570,315
State Pollution Control Finance Authority Pollution Control
    Revenue Bonds Southern California Edison
    Series 1988A A.M.T.
        09-01-06                                                 6.90              2,000,000                  2,048,640
State Public Works Board California Community
    Colleges Lease Pre-refunded Revenue Bonds
    Series 1994B
        03-01-19                                                 7.00              2,000,000                  2,259,800
State Public Works Board Lease Revenue Bonds
    Department of Correction Substance Abuse Treatment
    Facility & State Prison at Corcoran Series 1996A
    (AMBAC Insured)
        01-01-21                                                 5.25              1,870,000                  1,839,239
State Public Works Board University of California Lease
    Pre-refunded Revenue Bonds Series 1990A
        09-01-15                                                 7.00              2,250,000                  2,384,550
State University Refunding Revenue Bonds
    Series C (AMBAC Insured)
        09-01-23                                                 5.00              2,000,000                  1,890,000
State Unlimited Tax General Obligation Bonds
    (Secondary FGIC Insured)
        09-01-23                                                 4.75              1,325,000                  1,199,470
State Unlimited Tax General Obligation Refunding Bonds
        02-01-21                                                 5.00              3,000,000                  2,829,750
State Unlimited Tax General Obligation Refunding Bonds
    (MBIA Insured)
        10-01-28                                                 4.50              6,250,000                  5,273,749
Statewide Communities Services Authority
    Water & Wastewater Revenue Bonds
    Pooled Financing Program Series 1999A (FSA Insured)
        10-01-25                                                 5.00              1,000,000                    942,790
Statewide Community Development Authority
    Certificate of Participation San Diego State University
    Student Residence Series 1998A (MBIA Insured)
        06-01-20                                                 5.00              1,500,000                  1,423,470
Statewide Community Development Authority
    Revenue Certificate of Participation
    St. Joseph Health System Group
        07-01-15                                                 6.50              5,500,000                  6,117,814
Stockton Single Family Mortgage Revenue Bonds
    Series 1990A (GNMA Insured) A.M.T.
        02-01-23                                                 7.50                 90,000                     96,777
University of Southern California Educational
    Facilities Authority Pre-refunded Revenue Bonds
    Series 1989B
        10-01-15                                                 6.75              5,000,000                  5,136,249
Upland Certificate of Participation Water System
    Refunding Bonds (FGIC Insured)
        08-01-16                                                 6.60              1,000,000                  1,070,070
West Sacramento Financing Authority
    Special Tax Revenue Bonds Series 1999F
        09-01-29                                                 6.10              3,000,000                  2,864,700
West Sacramento Redevelopment Agency
    Tax Allocation Bonds (MBIA Insured)
        09-01-20                                                 4.75              2,780,000                  2,546,925

Total municipal bonds
(Cost: $249,933,404)                                                                                       $264,125,212


Municipal note (0.4%)
Issuer(b,c,h)                                               Effective               Amount                    Value(a)
                                                              yield               payable at
                                                                                   maturity
State Health Facilities Finance Authority
    Revenue Bonds Sutter Health V.R.
    Series 1990B (AMBAC Insured)
        03-01-20                                                 2.90%            $1,000,000                 $1,000,000

Total municipal note
(Cost: $1,000,000)                                                                                           $1,000,000

Total investments in securities
(Cost: $250,933,404)(i)                                                                                    $265,125,212


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA         --     ACA Financial Guaranty Corporation
AMBAC       --     American Municipal Bond Association Corporation
BIG         --     Bond Investors Guarantee
CGIC        --     Capital Guaranty Insurance Company
FGIC        --     Financial Guarantee Insurance Corporation
FHA         --     Federal Housing Authority
FNMA        --     Federal National Mortgage Association
FSA         --     Financial Security Assurance
GNMA        --     Government National Mortgage Association
MBIA        --     Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.       --    Alternative Minimum Tax -- As of June 30, 1999, the value of securities subject to alternative minimum tax represented
                   7.23% of net assets.
B.A.N.       --    Bond Anticipation Note
C.P.         --    Commercial Paper
R.A.N.       --    Revenue Anticipation Note
T.A.N.       --    Tax Anticipation Note
T.R.A.N.     --    Tax & Revenue Anticipation Note
V.R.         --    Variable Rate
V.R.D.B.     --    Variable Rate Demand Bond
V.R.D.N.     --    Variable Rate Demand Note

(d) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                              Notional amount

Purchase contracts
Municipal Bonds, Sept. 1999                                     $7,000,000

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 1999. Inverse floaters in the aggregate represent 6.20% of the Fund's net assets as of June 30, 1999.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parantheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1999.

(i) At June 30, 1999, the cost of securities for federal income tax purposes was $250,959,654 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                     $16,476,856
Unrealized depreciation                                     (2,311,298)
                                                            ----------
Net unrealized appreciation                                 $14,165,558


Investments in Securities

AXP Massachusetts Tax-Exempt Fund
June 30, 1999

(Percentages represent value of investments compared to net assets)

Municipal bonds (98.7%)
Name of issuer and                                           Coupon                Principal                  Value(a)
title of issue(b,c)                                           rate                  amount

Bay Transportation Authority
    General Transportation System
    Refunding Bonds Series 1992B
        03-01-16                                                 6.20%            $1,500,000                 $1,655,115
Bay Transportation Authority
    Pre-refunded Revenue Bonds
    Series 1992B (FSA Insured)
        03-01-21                                                 5.50                 15,000                     15,585
Bay Transportation Authority
    Unrefunded Revenue Bonds
    Series 1992B (FSA Insured)
        03-01-21                                                 5.50                485,000                    484,350
Boston City Hospital Pre-refunded Revenue Bonds
    Series A (FHA Insured)
        02-15-21                                                 7.63              1,000,000                  1,061,620
Boston City Hospital Refunding Revenue Bonds
    Series B (FHA Insured)
        02-15-23                                                 5.75              3,000,000                  3,032,189
Boston General Obligation Bonds
    Series 1991A (MBIA Insured)
        07-01-11                                                 6.75                500,000                    535,350
Boston General Obligation Refunding Bonds
    Series 1993A (AMBAC Insured)
        02-01-09                                                 5.65              1,500,000                  1,562,805
Boston Industrial Development Financing Authority
    Revenue Bonds Massachusetts College of Pharmacy
    Series 1993A (Connie Lee Insured)
        10-01-26                                                 5.25              1,000,000                    956,660
Boston Water & Sewer Commission
    General Pre-refunded Revenue Bonds
    Senior Series 1991A (FGIC Insured)
        11-01-18                                                 7.00              1,000,000(e)               1,084,200
Boston Water & Sewer Commission
    General Revenue Bonds
    Series 1998D (FGIC Insured)
        11-01-22                                                 4.75              1,000,000                    898,370
Commonwealth General Obligation Consolidated Loan
    Pre-refunded Bonds
    Series 1990A (FGIC Insured)
        03-01-09                                                 7.25                500,000                    522,595
Haverhill City Unlimited Tax General Obligation Bonds
    Series 1997 (FGIC Insured)
        06-15-17                                                 5.00              1,000,000                    957,680
Health & Educational Facilities Authority
    Pre-refunded Bonds Northeastern University
    Series 1989C (AMBAC Insured)
        10-01-06                                                 7.10              1,000,000                  1,028,570
Health & Educational Facilities Authority
    Pre-refunded Bonds Northeastern University
    Series E (MBIA Insured)
        10-01-22                                                 6.55              1,000,000                  1,075,760
Health & Educational Facilities Authority
    Pre-refunded Revenue Bonds
    Stonehill College Series 1990D (AMBAC Insured)
        07-01-20                                                 7.70              1,000,000                  1,060,860
Health & Educational Facilities Authority
    Pre-refunded Revenue Bonds
    Wentworth Institute of Technology
    Series A (AMBAC Insured)
        04-01-10                                                 7.40                750,000                    786,968
Health & Educational Facilities Authority
    Refunding Revenue Bonds
    Beth Israel Hospital Series 1989E
        07-01-09                                                 7.00                300,000                    306,363
        07-01-14                                                 7.00                250,000                    255,218
Health & Educational Facilities Authority
    Revenue Bonds Berkshire Health Systems
    Series C
        10-01-11                                                 5.90              1,000,000                  1,010,980
Health & Educational Facilities Authority
    Revenue Bonds Brigham & Women's Hospital
    Series 1991D
        07-01-24                                                 6.75              1,000,000                  1,069,700
Health & Educational Facilities Authority
    Revenue Bonds Cape Cod Health System
    Series 1993A (Connie Lee Insured)
        11-15-21                                                 5.25              2,500,000                  2,385,925
Health & Educational Facilities Authority
    Revenue Bonds Charlton Memorial Hospital
    Series 1991B
        07-01-13                                                 7.25              1,750,000                  1,884,418
Health & Educational Facilities Authority
    Revenue Bonds Holyoke Hospital
    Series B
        07-01-15                                                 6.50              1,000,000                  1,038,070
Health & Educational Facilities Authority
    Revenue Bonds New England Deaconess Hospital
    Series 1992D
        04-01-12                                                 6.63              1,000,000                  1,078,540
Health & Educational Facilities Authority
    Revenue Bonds Newton Wellesley Hospital
    Series 1991D (MBIA Insured)
        07-01-15                                                 7.00              1,000,000                  1,074,460
Health & Educational Facilities Authority
    Revenue Bonds South Shore Hospital
    Series 1992D (MBIA Insured)
        07-01-22                                                 6.50              1,000,000                  1,067,550
Health & Educational Facilities Authority
    Revenue Bonds Suffolk University
    Series B (Connie Lee Insured)
        07-01-22                                                 6.35              2,495,000                  2,649,565
Industrial Finance Agency Assumption College
    Revenue Bonds Series 1996 (Connie Lee Insured)
        07-01-26                                                 6.00              1,000,000                  1,036,560
Industrial Finance Agency Hampshire College
    Revenue Bonds Series 1997
        10-01-17                                                 5.80              1,105,000                  1,078,182
Industrial Finance Agency Pollution Control
    Refunding Revenue Bonds Eastern Edison
    Series 1993
        08-01-08                                                 5.88              2,000,000                  2,023,300
Industrial Finance Agency Resource Recovery
    Revenue Bonds SEMASS Series 1991A
        07-01-15                                                 9.00              1,500,000                  1,642,440
Industrial Finance Agency Revenue Bonds
    Museum of Science Series 1989 (FSA Insured)
        11-01-09                                                 7.30                800,000                    826,160
Leominster General Obligation Bonds (MBIA Insured)
        04-01-09                                                 7.50              1,000,000                  1,050,030
Mansfield General Obligation Bonds (AMBAC Insured)
        11-15-11                                                 6.70              1,000,000                  1,077,590
Municipal Wholesale Electric Power
    Supply System Pre-refunded Revenue Bonds
    Series 1992B
        07-01-17                                                 6.75              1,395,000                  1,518,583
Municipal Wholesale Electric Power
    Supply System Refunding Revenue Bonds
    Series 1994B (MBIA Insured)
        07-01-11                                                 4.75              1,750,000                  1,659,368
Municipal Wholesale Electric Power
    Supply System Revenue Bonds
    Special Parts & Inflows (AMBAC Insured)
        07-01-18                                                 5.45              1,600,000                  1,586,912
Nantucket General Obligation Bonds
        12-01-11                                                 6.80              1,000,000                  1,080,400
New Bedford General Obligation Bonds
    Series 1995 (AMBAC Insured)
        10-15-15                                                 5.50                700,000                    707,364
North Andover General Obligation Bonds (MBIA Insured)
        09-15-08                                                 7.35                310,000                    331,570
North Andover Unlimited Tax General
    Obligation Municipal Purpose Loan Bonds
    Series 1998 (FGIC Insured)
        01-15-18                                                 4.75              1,000,000                    916,740
North Attleborough Unlimited General Obligation Bonds
    Series 1997 (AMBAC Insured)
        03-01-17                                                 5.25              1,000,000                    987,460
Port Authority Revenue Bonds
    Series 1990A (FGIC Insured) A.M.T.
        07-01-20                                                 7.50              1,000,000                  1,050,930
Southeastern University Building Refunding Revenue Bonds
    Series A (AMBAC Insured)
        05-01-16                                                 5.75              1,250,000                  1,291,250
Southern Berkshire Regional School District Unlimited Tax
    General Obligation Pre-refunded Bonds (AMBAC Insured)
        04-15-10                                                 7.55              1,000,000                  1,052,150
State Development Finance Agency
    Private School Revenue Bonds
    Series 1998
        11-01-18                                                 5.88                500,000                    481,790
State Development Finance Agency
    Revenue Bonds 1st Mortgage
    Berkshire Retirement Community
    Lennox Series 1999
        07-01-29                                                 5.63              1,500,000                  1,416,195
State Development Finance Agency
    Revenue Bonds Boston University
    Series 1999P
        05-15-29                                                 6.00              1,500,000                  1,572,990
State Development Finance Agency
Revenue Bonds Landmark School
    Series 1999 (Asset Guaranty)
        06-01-29                                                 5.25              1,000,000                    952,210
State Development Finance Agency
    Revenue Bonds Suffolk University
    Series 1999
        07-01-29                                                 5.85              1,000,000                    993,000
State Development Finance Authority
    Revenue Bonds Boston Biomedical Research Institute
        02-01-29                                                 5.75              1,000,000                    957,530
State Education Loan Authority
    Educational  Loan Revenue Bonds
    Issue E Series B (AMBAC Insured) A.M.T.
        01-01-12                                                 6.00                815,000                    848,977
State General Obligation Consolidated Loan Bonds
    Series 1991A (FGIC Insured)
        06-01-11                                                 6.00              1,095,000                  1,134,891
State Health & Education Facilities Authority
    College Revenue Bonds Brandeis University
    Series 1998I (MBIA Insured)
        10-01-28                                                 4.75              1,000,000                    887,470
State Health & Education Facilities Authority
    Hospital Revenue Bonds Harvard Pilgrim Health
    Series 1998A (FSA Insured)
        07-01-22                                                 4.75              1,000,000                    893,190
State Health & Education Facilities Authority
    Hospital Revenue Bonds Milford-Whitinsville
    Regional Hospital Series 1998C
        07-15-28                                                 5.38              1,065,000                    976,680
State Health & Education Facilities Authority
    Pre-refunded Revenue Bonds Boston College
    Series 1991J (FGIC Insured)
        07-01-21                                                 6.63              1,940,000                  2,068,661
State Health & Education Facilities Authority
    Pre-refunded Revenue Bonds Melrose-Wakefield
    Hospital Series 1992B
        07-01-16                                                 6.38              1,000,000                  1,076,940
State Health & Education Facilities Authority
    Refunding Revenue Bonds Caritas Christi
    Obligated Group Series 1999A
        07-01-15                                                 5.70              1,000,000                    976,440
State Health & Education Facilities Authority
    Revenue Bonds Boston College Series L
        06-01-31                                                 4.75              2,000,000                  1,735,140
State Health & Education Facilities Authority
    Revenue Bonds North Adams Regional Hospital
    Series C
        07-01-18                                                 6.63              1,000,000                  1,055,080
State Health & Education Facilities Authority
    Revenue Bonds South Shore Hospital
    Series 1999F
        07-01-29                                                 5.75              1,000,000                    994,340
State Health & Education Facilities Authority
    Revenue Bonds Southcoast Health System
    Series 1998A (MBIA Insured)
        07-01-27                                                 4.75              1,000,000                    879,260
State Health & Education Facilities Authority
    Revenue Bonds Valley Regional Health System
    Series 1994C (Connie Lee Insured)
        07-01-18                                                 5.75              1,000,000                  1,017,270
State Health & Education Facilities Authority
    Revenue Bonds Vinfen Corporation
    Series 1998A (ACA Insured)
        11-15-28                                                 5.30                500,000                    467,565
State Health & Education Facilities Authority
    Unrefunded Revenue Bonds Boston College
    Series 1991J (FGIC Insured)
        07-01-21                                                 6.63                 60,000                     63,674
State Housing Authority Residential
    Development Bonds Series 1992A (FNMA Insured)
        11-15-11                                                 6.88              1,000,000                  1,074,720
State Industrial Finance Agency Assisted Living
    Facility Revenue Bonds Marina Bay LLC
    Series 1997 A.M.T.
        12-01-27                                                 7.50              1,000,000                  1,065,530
State Industrial Finance Agency Assisted Living
    Facility Revenue Bonds Newton Group Properties LLC
    Series 1997 A.M.T.
        09-01-27                                                 8.00              1,160,000                  1,276,162
State Industrial Finance Agency College Revenue
    Bonds Tufts University Series 1998H (MBIA Insured)
        02-15-28                                                 4.75              1,000,000                    888,490
State Industrial Finance Agency Miscellaneous
    Revenue Bonds Cambridge Friends School
    Series 1998
        09-01-28                                                 5.80                700,000                    677,019
State Industrial Finance Agency School Bonds
    St. John's High School of Worcester County
    Series 1998
        06-01-28                                                 5.35                500,000                    462,035
State Turnpike Authority Metro Highway System
    Senior Lien Revenue Bonds Toll Road
    Series 1997A (MBIA Insured)
        01-01-37                                                 5.00              2,000,000                  1,818,500
State Water Resource Authority Revenue Bonds
    Series 1992A (Secondary MBIA Insured)
        07-15-22                                                 5.50              1,100,000                  1,140,095
University of Massachusetts Building Authority
    Revenue Bonds Escrowed to Maturity
        05-01-11                                                 7.50                105,000                    120,464
Water Resource Authority General
    Pre-refunded Revenue Bonds Series 1990A
        04-01-14                                                 7.63                500,000                    525,475
Water Resource Authority General
    Pre-refunded Revenue Bonds Series 1991A
        12-01-19                                                 6.50              1,000,000                  1,075,000
Water Resource Authority General
    Revenue Bonds Series B (MBIA Insured)
        03-01-22                                                 5.00              1,365,000                  1,278,759
Worcester General Obligation Refunding Bonds
    Series 1995G (MBIA Insured)
        07-01-15                                                 5.30              1,000,000                    999,570
Worcester Unlimited Tax General
    Obligation Bonds Series 1998A (FSA Insured)
        07-01-17                                                 4.90              1,000,000                    936,320

Total municipal bonds
(Cost: $82,669,770)                                                                                         $86,243,887

Municipal note (1.5%)
Issuer(c,d)                                                 Effective               Amount                    Value(a)
                                                              yield               payable at
                                                                                   maturity

State Health & Education Facility
    Capital Asset V.R.
        01-01-35                                                 3.35%            $1,300,000                 $1,300,000

Total municipal note
(Cost: $1,300,000)                                                                                           $1,300,000

Total investments in securities
(Cost: $83,969,770)(f)                                                                                      $87,543,887


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA         --      ACA Financial Guaranty Corporation
AMBAC       --      American Municipal Bond Association Corporation
BIG         --      Bond Investors Guarantee
CGIC        --      Capital Guaranty Insurance Company
FGIC        --      Financial Guarantee Insurance Corporation
FHA         --      Federal Housing Authority
FNMA        --      Federal National Mortgage Association
FSA         --      Financial Security Assurance
GNMA        --      Government National Mortgage Association
MBIA        --      Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.      --      Alternative Minimum Tax-- As of June 30, 1999, the value of securities subject to alternative minimum tax represented
                    4.86% of net assets.
B.A.N.      --      Bond Anticipation Note
C.P.        --      Commercial Paper
R.A.N.      --      Revenue Anticipation Note
T.A.N.      --      Tax Anticipation Note
T.R.A.N.    --      Tax & Revenue Anticipation Note
V.R.        --      Variable Rate
V.R.D.B.    --      Variable Rate Demand Bond
V.R.D.N.    --      Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1999.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                Notional amount

Purchase contracts
Municipal Bonds, Sept. 1999                          $5,500,000

(f) At June 30, 1999, the cost of securities for federal income tax purposes was $83,969,770 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $4,458,677
Unrealized depreciation                                              (884,560)
Net unrealized appreciation                                        $3,574,117


Investments in Securities

AXP Michigan Tax-Exempt Fund
June 30, 1999

(Percentages represent value of investments compared to net assets)

Municipal bonds (98.4%)
Name of issuer and                                              Coupon             Principal                  Value(a)
title of issue(b,c)                                              rate               amount

Anchor Bay School District Unlimited Tax General
    Obligation Refunding Bonds (FGIC Insured)
        05-01-26                                                 4.75%            $1,870,000                 $1,667,124
Auburn Hills Limited Tax General Obligation
    Street Improvement Bonds
        05-01-04                                                 6.00                200,000(e)                 204,546
Battle Creek Calhoun County Downtown
    Development Authority Pre-refunded Bonds
    Series 1994
        05-01-22                                                 7.65              1,250,000                  1,431,225
Belding Area Schools Unlimited Tax General
    Obligation Refunding Bonds Series 1998
    (AMBAC Insured)
        05-01-26                                                 5.00              1,000,000                    934,190
Buena Vista School District Saginaw County
    School Building & Site Unlimited Tax
    General Obligation Pre-refunded Bonds Series 1991
        05-01-16                                                 7.20              1,500,000                  1,611,135
Central Michigan University Revenue Bonds
    Series 1997 (FGIC Insured)
        10-01-26                                                 5.50                750,000                    792,278
Central Michigan University Revenue Bonds
    Series 1998 (FGIC Insured)
        10-01-27                                                 5.00              1,000,000                    932,700
Chippewa County Hospital Financial Authority
    Hospital Refunding Revenue Bonds
    Chippewa County War Memorial Hospital
    Series 1997B
        11-01-14                                                 5.63                500,000                    487,185
Chippewa Valley School District Unlimited Tax
    General Obligation Bonds (FGIC Insured)
        05-01-21                                                 5.00              1,000,000                    940,450
Concord Academy Certificate of Participation Series 1998
        10-01-19                                                 7.00              1,000,000                    959,210
Detroit Downtown Development Authority
    Development Area Project 1 Junior Lien
    Tax Increment Refunding Bonds Series 1996D
        07-01-25                                                 6.50              1,000,000                  1,116,980
Detroit Sewer Disposal Revenue Bonds (FGIC Insured)
        07-01-23                                                 5.70              2,000,000                  2,098,444
Detroit Unlimited Tax General Obligation Bonds
    Series 1995A
        04-01-15                                                 6.80              1,000,000(e)               1,119,850
Detroit Unlimited Tax General Obligation
    Bonds Series 1999A (FSA Insured)
        04-01-19                                                 5.00              1,000,000                    941,280
Detroit Water Supply System Second Lien
    Revenue Bonds Series 1995A (MBIA Insured)
        07-01-25                                                 5.50              1,500,000                  1,495,875
East Lansing School District School Building & Site
    Unlimited Tax General Obligation
    Pre-refunded Bonds Series 1991
        05-01-14                                                 6.63              1,000,000                  1,063,210
Eaton Rapids Public Schools Unlimited Tax
    General Obligation Refunding Bonds (MBIA Insured)
    Series 1999
        05-01-25                                                 4.75              1,000,000                    893,340
Farmington Hills Hospital Finance Authority
    Revenue Bonds Botsford General Hospital
    Series 1992A (MBIA Insured)
        02-15-22                                                 6.50              1,500,000                  1,610,745
Ferris State University Board of Trustees
    General Refunding Revenue Bonds
    Series 1995 (MBIA Insured)
        10-01-20                                                 5.25              1,000,000                    970,020
Forest Hills School District Unlimited Tax
    General Obligation Pre-refunded Bonds
        05-01-15                                                 7.38              1,000,000                  1,041,620
Fowlerville Community Schools Unlimited Tax
    General Obligation Refunding Bonds (FSA Insured)
    Series 1999
        05-01-26                                                 4.75              1,000,000                    891,510
Garden City Hospital Finance Authority
    Hospital Revenue Bonds Series 1998
        09-01-17                                                 5.75              1,000,000                    940,880
Genesee County General Obligation Bonds
    Sewer Disposal System Series A (AMBAC Insured)
        04-01-15                                                 5.40              1,400,000                  1,408,022
Gogebic County Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Grandview Health System Series 1999
        10-01-16                                                 5.88              1,000,000                    959,620
Grand Ledge Public Schools Unlimited Tax General Obligation
    Refunding Bonds Eaton, Clinton & Ionia Counties
    Series 1995 (MBIA Insured)
        05-01-24                                                 5.38              2,000,000                  1,968,859
Grand Rapids Community College Limited Tax
    General Obligation Bonds Series 1996 (MBIA Insured)
        05-01-19                                                 5.38              1,000,000                    993,290
Grand Rapids Sanitary Sewer System Refunding
    Revenue Bonds Series 1998A (FGIC Insured)
        01-01-28                                                 4.75              1,000,000                    892,680
Grand Rapids Tax Increment Revenue Bonds
    Series 1994 (MBIA Insured)
        06-01-24                                                 6.88                380,000                    420,364
Grand Rapids Water Supply System Improvement
    Pre-refunded Revenue Bonds Series 1990 (FGIC Insured)
        01-01-20                                                 7.25              1,000,000                  1,039,050
Holly Area School District Unlimited Tax
    General Obligation Refunding Bonds (FGIC Insured)
    Series 1999
        05-01-25                                                 4.75              1,000,000                    893,340
Inkster School District Unlimited Tax General Obligation
    Pre-refunded Bonds (AMBAC Insured)
        05-01-18                                                 7.00                450,000                    469,805
Iosco County Water Supply System Limited Tax
    General Obligation Bonds (AMBAC Insured)
        05-01-08                                                 5.50                175,000                    178,836
        05-01-09                                                 5.50                200,000                    204,344
        05-01-10                                                 5.50                200,000                    204,296
Kalamazoo Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Bronson Methodist Hospital Series 1998 (MBIA Insured)
        05-15-18                                                 5.25                500,000                    481,990
Lake Orion School District General Obligation Bonds
    (AMBAC Insured)
        05-01-20                                                 5.50              1,000,000                  1,000,480
Lincoln Park School District Wayne County
    School Building & Site Unlimited Tax
    General Obligation Bonds (FGIC Insured)
        05-01-26                                                 5.90              1,000,000                  1,079,110
Monroe County  Pollution  Control  Revenue Bonds
    Detroit  Edison Fermi 2 Plants
    Series CC (AMBAC Insured) A.M.T.
        12-01-19                                                 7.50              1,750,000                  1,826,615
Monroe County Pollution Control Revenue Bonds
    Detroit Edison Fermi Plants Series
    1990I (FGIC Insured) A.M.T.
        09-01-20                                                 7.65              1,000,000                  1,057,000
Northville Public Schools Unlimited Tax
    General Obligation Bonds Series 1991B
        05-01-08                                                 7.00              1,500,000                  1,604,670
Ovid-Elsie School District Unlimited Tax
    General Obligation Bonds (Secondary MBIA Insured)
        05-01-21                                                 5.60              1,000,000                  1,062,500
Redford General Obligation Bonds (MBIA Insured)
        04-01-16                                                 5.25              1,450,000                  1,462,992
Richmond Limited Obligation Refunding Revenue Bonds
    K mart Series A
        01-01-07                                                 6.63                530,000                    554,407
Rockford Public Schools Kent County Unlimited Tax
    General Obligation Pre-refunded Revenue Bonds
        05-01-19                                                 7.38              1,000,000                  1,040,850
Romulus Township School District Unlimited Tax
    General Obligation Refunding Bonds (FGIC Insured)
        05-01-22                                                 5.75              2,500,000                  2,551,874
Schoolcraft Community School District
    Kalamazoo County School Building
    & Site Unlimited General Obligation Bonds
    Series 1996 (FGIC Insured)
        05-01-26                                                 5.38              1,000,000                  1,041,760
South Lake District Unlimited Tax General Obligation
    Pre-refunded Bonds
        05-01-10                                                 6.80                355,000                    377,401
South Redford School District Unlimited General
    Obligation Bonds Series 1996 (FGIC Insured)
        05-01-22                                                 5.50              1,000,000                  1,032,080
State Building Authority Refunding
    Revenue Bonds Series 1991I
        10-01-20                                                 6.25              2,200,000                  2,315,389
State Hospital Finance Authority
    Hospital Pre-refunded Revenue Bonds
    McLaren Obligated Group Series 1991A
        09-15-21                                                 7.50              1,750,000                  1,906,239
State Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Detroit Medical Center Series 1988A
        08-15-12                                                 8.13                 90,000                     91,688
State Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Detroit Medical Center Series A
        08-15-13                                                 6.25              1,200,000                  1,189,908
State Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Memorial Healthcare Center
    Obligated Group Series 1999
        11-15-21                                                 5.88              1,000,000                    996,840
State Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Sinai Hospital of Greater Detroit Series 1995
        01-01-26                                                 6.70              1,000,000                  1,023,380
State Hospital Finance Authority
    Pre-refunded Revenue Bonds
    Henry Ford Hospital Series 1990A
        07-01-10                                                 7.00              1,000,000                  1,053,410
State Hospital Finance Authority
    Pre-refunded Revenue Bonds
    Oakwood Hospital Group Series 1990A (FGIC Insured)
        07-01-18                                                 7.10              1,000,000                  1,054,300
State Hospital Finance Authority
    Refunding Revenue Bonds
    Presbyterian Villages Obligated Group Series 1995
        01-01-25                                                 6.50              1,000,000                  1,044,420
State Hospital Finance Authority Revenue Bonds
    Central Michigan Community Hospital
        10-01-27                                                 6.25              1,000,000                  1,029,240
State Hospital Finance Authority Revenue Bonds
    Presbyterian Villages of Michigan
    Obligated Group Series 1997
        01-01-25                                                 6.38                700,000                    727,013
State Hospital Finance Authority Revenue Bonds
    St. John's Hospital & Medical Center (AMBAC Insured)
        05-15-26                                                 5.25              1,400,000                  1,337,854
State Public Power Agency Belle River
    Refunding Revenue Bonds Series A
        01-01-18                                                 5.25              1,000,000                    970,070
State Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Detroit Edison
    Series 1990BB (MBIA Insured)
        07-15-08                                                 7.00              1,000,000                  1,146,380
State Strategic Fund Limited Tax Obligation
    Refunding Revenue Bonds Detroit Edison
    Series 1992BB (FGIC Insured)
        02-15-16                                                 6.50              1,500,000                  1,590,870
State Strategic Fund Limited Tax Obligation
    Refunding Revenue Bonds Ford Motor
    Series 1991A
        02-01-06                                                 7.10              1,650,000(e)               1,855,986
State Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Great Lakes Pulp & Fibre
    Series 1994 A.M.T.
        12-01-27                                                 5.00                641,479                    449,035
State Strategic Fund Limited Tax Obligation
    Refunding Revenue Bonds
    Oxford Institute Escrowed to Maturity
        08-15-05                                                 7.88                150,000                    165,758
State Strategic Fund Nursing Home
    Revenue Bonds Holland Home Series 1998
        11-15-28                                                 5.75              1,000,000                    938,130
State Trunk Line Refunding Revenue Bonds
    Series 1998A (MBIA Insured)
        11-01-20                                                 4.75              1,000,000                    905,250
State Trunk Line Revenue Bonds Series 1994A (FGIC Insured)
        11-15-20                                                 5.75              1,065,000                  1,146,228
State University Revenue Bonds Series A
        08-15-22                                                 5.50                560,000                    579,757
Summit Academy Certificates of Participation
    Junior High School Facility Series 1999
        09-01-29                                                 7.00                695,000                    670,446
Summit Academy Certificates of Participation Series 1998
        09-01-18                                                 7.00              1,110,000                  1,076,878
Troy City Downtown Development Authority
    Oakland County Development Bonds
    Series 1995A (Asset Guaranty)
        11-01-18                                                 6.38              1,500,000                  1,611,015
Van Buren Township Tax Increment Revenue Bonds
    Series 1994
        10-01-16                                                 8.40              1,000,000                  1,117,110
Wayne Charter County Airport Revenue Bonds
    Detroit Metropolitan Airport Series 1998A
    (MBIA Insured) A.M.T.
        12-01-28                                                 5.00              2,000,000                  1,827,820
Wayne Charter County Airport Revenue Bonds Detroit  Metropolitan  Airport Series
    1990A (AMBAC Insured) A.M.T.
        12-01-20                                                 7.00              1,080,000                  1,139,303
Wayne State University Revenue Bonds
    University Board of Govenors (FGIC Insured)
        11-15-29                                                 5.13              1,000,000                    942,060

Total municipal bonds
(Cost: $77,257,899)                                                                                         $81,851,809

 Municipal note (0.1%)
Issuer(c,d)                                                 Effective               Amount                    Value(a)
                                                              yield               payable at
                                                                                   maturity

Regents of the University of Michigan Hospital
    Revenue Bonds V.R. Series A
        12-01-19                                                 3.45%              $100,000                   $100,000

Total municipal note
(Cost: $100,000)                                                                                               $100,000

Total investments in securities
(Cost: $77,357,899)(f)                                                                                      $81,951,809


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA         --     ACA Financial Guaranty Corporation
AMBAC       --     American Municipal Bond Association Corporation
BIG         --     Bond Investors Guarantee
CGIC        --     Capital Guaranty Insurance Company
FGIC        --     Financial Guarantee Insurance Corporation
FHA         --     Federal Housing Authority
FNMA        --     Federal National Mortgage Association
FSA         --     Financial Security Assurance
GNMA        --     Government National Mortgage Association
MBIA        --     Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.      --     Alternative Minimum Tax-- As of June 30, 1999, the value of securities subject to alternative minimum tax represented
                   7.57% of net assets.
B.A.N.      --     Bond Anticipation Note
C.P.        --     Commercial Paper
R.A.N.      --     Revenue Anticipation Note
T.A.N.      --     Tax Anticipation Note
T.R.A.N.    --     Tax & Revenue Anticipation Note
V.R.        --     Variable Rate
V.R.D.B.    --     Variable Rate Demand Bond
V.R.D.N.    --     Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1999.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                           Notional amount

Purchase contracts
Municipal Bonds, Sept. 1999                                     $6,000,000

(f) At June 30, 1999, the cost of securities for federal income tax purposes was $77,357,899 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                          $5,362,724
Unrealized depreciation                            (768,814)
                                                   --------
Net unrealized appreciation                      $4,593,910


Investments in Securities

AXP Minnesota Tax-Exempt Fund
June 30, 1999

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.6%)
Name of issuer and                                              Coupon            Principal                  Value(a)
title of issue(b,c)                                              rate              amount

Albert Lea Independent School District 241
    Unlimited Tax General Obligation Bonds
    Series 1998 (MBIA Insured)
        02-01-16                                                 4.80%            $2,555,000                 $2,401,112
Anoka County Resource Recovery Revenue Bonds
    Northern States Power Series 1985
        12-01-08                                                 7.15              3,750,000                  3,860,738
Becker Pollution Control Revenue Bonds Northern
    States Power Sherburne County Generating Station
    Units 1 & 2 Series 1987A
        12-01-05                                                 7.25              2,000,000                  2,004,940
Becker Solid Waste Disposal Facility Revenue Bonds
    Liberty Paper Series 1994B A.M.T.
        08-01-15                                                 9.00              3,825,000                  3,915,385
Bemidji Hospital Facilities 1st Mortgage Pre-refunded
    Revenue Bonds North Country Health Services
    Series 1991
        09-01-21                                                 7.00              1,755,000                  1,889,345
Bloomington Housing & Redevelopment Authority
    Housing Revenue Bonds Senior Summerhouse
    Bloomington
        05-01-35                                                 6.13              3,400,000                  3,278,076
Brooklyn Center Tax Credit Investor Refunding
    Revenue Bonds Four Courts Apartments
    Series 1995B A.M.T.
        06-01-09                                                 7.58              2,450,000                  2,481,091
Buffalo Independent School District 877 Unlimited
    Tax General Obligation Refunding Bonds
    (MBIA Insured)
        02-01-18                                                 4.80              1,710,000                  1,586,333
Burnsville Multi-family Housing Refunding Revenue
    Bonds Summit Park Apartments Series 1993
    (FHA Insured)
        07-01-33                                                 6.00              4,000,000                  4,109,280
Chaska Multi-family Housing Revenue Bonds West
    Suburban Housing Partners A.M.T.
        09-01-19                                                 5.75                175,000                    170,503
        03-01-31                                                 5.88              2,115,000                  2,049,858
Columbia Heights Multi-family Housing Pre-refunded
    Revenue Bonds Crestview Lutheran Home Royce
    Place Series 1991 (FHA Insured)
        06-01-32                                                 7.75              2,705,000                  2,960,325
Columbia Heights Multi-family Housing Revenue
    Bonds Crestview Lutheran Home Royce Place
    Series 1991
        06-01-32                                                10.00                535,000                    611,334
Duluth Economic Development Authority Health Care
    Facilities Pre-refunded Revenue Bonds Benedictine
    Health System St. Mary's Medical Center
    Series 1990
        02-15-20                                                 8.38              2,000,000                  2,099,960
Duluth Economic Development Authority Health Care
    Facilities Revenue Bonds BSM Properties
    Series 1998A
        12-01-28                                                 5.88                500,000                    479,085
Eden Prairie Housing Development Authority
    Refunding Revenue Bonds Eden Commons
    Series 1990 (FHA Insured)
        03-01-25                                                 8.25              6,035,000                  6,176,521
Eden Prairie Multi-family Housing Refunding
    Revenue Bonds Sterling Ponds Series 1999A A.M.T.
        12-01-29                                                 6.25              5,335,000                  5,200,131
Eden Prairie Multi-family Housing Refunding
    Revenue Bonds Sterling Ponds Series 1999B A.M.T.
        12-01-29                                                 6.25                745,000                    726,166
Edina Hospital System Pre-refunded Revenue Bonds
    Fairview Hospital & Health Care Services
    Series 1989A
        07-01-19                                                 7.13              2,500,000                  2,550,250
Edina Multi-family Housing Revenue Bonds Walker
    Assisted Living Series 1991
        09-01-31                                                 9.00              6,640,000                  7,460,837
Faribault Rice & Goodhue Counties Independent
    School District 656 General Obligation School
    Building Bonds Series 1995 (FSA Insured)
        06-01-15                                                 5.75              6,900,000                  7,083,609
Faribault Single Family Housing Mortgage Refunding
    Revenue Bonds Series 1991A
        12-01-11                                                 7.50                930,000                    974,993
Farmington Independent School District 192
    Unlimited Tax General Obligation Capital
    Appreciation School Building Bonds Zero Coupon
    Series 1998B (FSA Insured)
        02-01-15                                                 5.30              2,070,000(e)                 887,243
Fergus Falls Health Care Facilities Revenue Bonds
    LRHC Long-term Care Facility Series 1995
        12-01-25                                                 6.50              1,500,000                  1,591,620
Golden Valley Revenue Bonds Covenant Retirement
    Communities Series 1999A
        12-01-29                                                 5.50              6,250,000                  5,931,938
Harmony Multi-family Housing Refunding
    Revenue Bonds Zedakah Foundation Series 1997A
        09-01-20                                                 5.95              1,240,000                  1,269,326
Hastings Healthcare Tax-Exempt Nursing Home
    Revenue Bonds Regina Medical Center
    (ACA Insured)
        09-15-28                                                 5.30              4,100,000                  3,834,525
Hennepin County Lease Revenue Certificates of
    Participation Series 1991
        05-15-17                                                 6.80              7,250,000                  7,695,004
Hopkins Pre-refunded Revenue Bonds Blake School
        09-01-24                                                 6.70              3,120,000                  3,418,147
Hubbard County Solid Waste Disposal Revenue
    Bonds Potlatch Series 1989 A.M.T.
        08-01-13                                                 7.38              5,610,000                  5,733,196
International Falls Solid Waste Disposal Revenue
    Bonds Boise Cascade Series 1990 A.M.T.
        01-01-15                                                 7.75              4,000,000                  4,110,080
Little Canada Multi-family Housing Revenue Bonds
    Housing Alternatives Development Company
    Series 1997A
        12-01-27                                                 6.25              3,450,000                  3,436,131
Little Canada Multi-family Housing Revenue Bonds
    Little Canada Series 1996 A.M.T.
        02-01-27                                                 7.00              3,810,000                  3,878,694
Mahtomedi Multi-family Housing Revenue Bonds
    Briarcliff A.M.T.
        06-01-36                                                 7.35              2,245,000                  2,317,311
Maplewood Elder Care Facilities Revenue Bonds Care
    Institute Series 1994
        01-01-24                                                 7.75              3,830,000                  3,926,210
Maplewood Multi-family Housing Refunding Revenue
    Bonds Carefree Cottages of Maplewood III
    Series 1995 A.M.T.
        11-01-32                                                 7.20              2,895,000                  2,946,415
Maplewood Multi-family Housing Revenue Bonds
    Cottages Maplewood (FHA Insured) A.M.T.
        07-15-21                                                 7.75              1,985,000                  2,047,786
Minneapolis & St. Paul Housing & Redevelopment
    Authority Health Care System Revenue Bonds
    Group Health Plan Series 1992
        12-01-13                                                 6.75             10,500,000                 11,128,529
Minneapolis & St. Paul Housing & Redevelopment
    Authority Health Care System Revenue Bonds
    Healthspan Series 1993A (AMBAC Insured)
        11-15-18                                                 4.75             13,500,000(f)              12,422,564
Minneapolis & St. Paul Metropolitan Airports
    Commission Airport Revenue Bonds Series 1998A
    (AMBAC Insured)
        01-01-22                                                 5.00              2,500,000                  2,383,150
Minneapolis Community Development Agency
    Limited Tax Supported Development General
    Obligation Bonds Common Bond Fund Series 1997A
        06-01-12                                                 5.50                250,000                    254,198
Minneapolis Community Development Agency
    Limited Tax Supported Development Revenue
    Bonds Common Bond Fund 1st Series 1996
        06-01-11                                                 6.00                980,000                    999,365
Minneapolis Community Development Agency
    Limited Tax Supported Development Revenue
    Bonds Common Bond Fund 2nd Series 1998A
    A.M.T.
        06-01-16                                                 5.20                290,000                    277,104
        06-01-19                                                 5.25                500,000                    476,245
Minneapolis Community Development Agency
    Limited Tax Supported Development Revenue
    Bonds Common Bond Fund 5th Series 1997
        12-01-27                                                 5.70                680,000                    687,208
Minneapolis General Obligation Bonds Sports Arena
    Series 1996
        10-01-24                                                 5.20              4,940,000                  4,851,031
Minneapolis Hospital Facilities Pre-refunded Revenue
    Bonds Lifespan Series 1989A
        12-01-14                                                 7.00              5,000,000                  5,173,850
Minneapolis Nursing Home Revenue Bonds Walker
    Cityview & Southview Series 1992
        07-01-22                                                 8.50              5,280,000                  6,007,214
Minneapolis Special School District 1 Certificates of
    Participation Series 1997A (MBIA Insured)
        02-01-17                                                 5.38              2,400,000                  2,409,528
Minneapolis Special School District 1 Certificates of
    Participation Series 1998A (FGIC Insured)
        02-01-19                                                 4.75              2,000,000                  1,832,640
Minnetonka Multi-family Housing Refunding
    Revenue Bonds Cedar Hills West (FHA Insured)
        06-01-26                                                 7.75              5,370,000                  5,514,668
Minnetonka Multi-family Housing Revenue Bonds
    Cedar Hills West Series 1985
        12-01-17                                                 7.50                500,000                    518,285
Minnetonka Senior Housing Revenue Bonds
    Westridge Senior Housing
        09-01-17                                                 6.75                650,000                    657,241
        09-01-27                                                 7.00                500,000                    510,590
Moorhead Economic Development Authority
    Multi-family Housing Development Refunding
    Revenue Bonds Eventide Senior Housing
    Series 1999B
        06-01-19                                                 5.90                500,000                    486,340
        06-01-29                                                 6.00              1,400,000                  1,354,626
New Brighton Tax Credit Investor  Revenue Bonds
    Polynesian  Village  Apartments
    Series 1995B A.M.T.
        07-15-09                                                 7.75              2,355,000                  2,408,835
New Hope Housing & Healthcare Facilities Revenue
    Bonds Minnesota Masonic Home North Ridge
    Series 1999
        03-01-19                                                 5.90              2,000,000                  1,945,420
        03-01-29                                                 5.88              7,000,000                  6,655,040
North St. Paul & Maplewood Independent School
    District 622 General Obligation Refunding Bonds
    Series 1996A
        02-01-25                                                 5.13              6,310,000                  5,986,802
Northern Minnesota Municipal Power Agency
    Electric System Refunding Revenue Bonds
    Series 1998B (AMBAC Insured)
        01-01-20                                                 4.75              4,500,000                  4,145,220
Oakdale Multi-family Housing Refunding
    Revenue Bonds Oakdale Village Apartments
    Series 1998 A.M.T.
        11-01-28                                                 6.00              3,650,000                  3,546,742
Olmsted County Health Care Facilities Refunding
    Revenue Bonds Olmsted Medical Center
        07-01-19                                                 5.55              1,125,000                  1,032,908
Owatonna Public Utilities Pre-refunded Revenue
    Bonds Series 1991
        01-01-16                                                 6.75              1,000,000                  1,040,020
Park Rapids Independent School District 309
    Unlimited Tax General Obligation Bonds
    Series 1999 (MBIA Insured)
        02-01-21                                                 4.75              3,000,000                  2,742,000
Plymouth Multi-family Housing Revenue Bonds
    Harbor Lane Apartments Series 1993
    (Asset Guaranty) A.M.T.
        09-01-13                                                 5.90              2,325,000                  2,398,633
Richfield Independent School District 280 Unlimited
    Tax General Obligation School Building Bonds
    Series 1993C Inverse Floater (FGIC Insured)
        02-01-10                                                 6.33              3,300,000(g)               3,386,625
        02-01-12                                                 6.33              2,510,000(g)               2,550,788
Richfield Multi-family Housing Refunding Revenue
    Bonds Village Shores Apartments Series 1996
        08-01-31                                                 7.63              2,970,000                  3,052,447
Robbinsdale Multi-family Housing Revenue Bonds
    Copperfield Hill Series 1996A
        12-01-31                                                 7.35              3,260,000                  3,306,096
Rochester Health Care Facilities Revenue Bonds
    Mayo Foundation Series 1992A
        11-15-19                                                 4.95              5,000,000                  4,625,550
Rochester Multi-family Housing Development
    Revenue Bonds Civic Square Series 1991
    (FHA Insured) A.M.T.
        07-15-31                                                 7.45              4,340,000                  4,564,161
Rochester Multi-family Housing Development
    Revenue Bonds Wedum Shorewood Campus
        06-01-36                                                 6.60              5,000,000                  4,918,150
Roseville Housing Facilities Nursing Home
    Refunding Revenue Bonds College Properties
    Series 1998
        10-01-28                                                 5.88              5,000,000                  4,783,200
Shoreview Senior Housing Revenue Bonds
    Series 1996
        02-01-26                                                 7.25              2,700,000                  2,728,917
Southeastern Minnesota Multi-county Housing &
    Redevelopment Authority Winona County Unlimited
    Tax General Obligation Bonds Series 1997
        01-01-28                                                 5.35             1,170,000                   1,172,867
Southern Minnesota Municipal Power Agency Power
    Supply System Pre-refunded Revenue Bonds
    Series 1992A Escrowed to Maturity
    (Secondary MBIA Insured)
        01-01-18                                                 5.75              1,970,000                  2,051,834
Southern Minnesota Municipal Power Agency Power
    Supply System Revenue Bonds Zero Coupon
    Series 1994A (MBIA Insured)
        01-01-19                                                 6.67             19,500,000(e)               6,678,945
        01-01-22                                                 6.88             12,000,000(e)               3,449,160
        01-01-24                                                 6.08              5,150,000(e)               1,319,945
Southern Minnesota Municipal Power Agency
    Revenue Bonds (Secondary MBIA Insured)
        01-01-16                                                 4.75              9,165,000                  8,538,663
Southern Minnesota Municipal Power Agency
    Unrefunded Balance Revenue Bonds Series 1992A
        01-01-18                                                 5.75              1,895,000                  1,933,431
Spring Park Health Care Facilities Revenue Bonds
    Twin Birch Health Care Center Series 1991
        08-01-11                                                 8.25              1,780,000                  1,877,633
St. Cloud Certificates of Participation
        12-01-17                                                 5.90                400,000                    404,228
St. Cloud Hospital Facility Pre-refunded Revenue
    Bonds St. Cloud Hospital Series 1990B
    (AMBAC Insured)
        07-01-20                                                 7.00              5,000,000                  5,372,300
St. Cloud Hospital Facility Refunding Revenue
    Bonds Series 1993C (AMBAC Insured)
        10-01-20                                                 5.30              1,515,000                  1,475,307
St. Louis Park Health Care Facilities Pre-refunded
    Revenue Bonds Park Nicollet Medical Center
    Series 1990A
        01-01-20                                                 9.25              4,000,000                  4,194,400
St. Louis Park Health Care Facilities Pre-refunded
    Revenue Bonds Park Nicollet Medical Center
    Series 1991A
        01-01-21                                                 8.63              2,000,000                  2,131,320
St. Louis Park Health Care Facilities Revenue Bonds
    Healthsystem Minnesota Obligated Group
    Series 1993 (AMBAC Insured)
        07-01-23                                                 5.20              5,000,000                  4,782,200
St. Louis Park Health Care Facilities Revenue Bonds
    Healthsystem Minnesota Obligated Group
    Series 1993B Inverse Floater (AMBAC Insured)
        07-01-13                                                 5.83              7,000,000(g)               6,763,750
St. Louis Park Multi-family Housing Refunding
    Revenue Bonds Park Boulevard Towers
    Series 1996A
        04-01-31                                                 7.00              3,940,000                  4,048,232
St. Paul Housing & Redevelopment Authority Health
    Care Facilities Revenue Bonds Lyngblomsten Care
    Center Series 1993A
        11-01-06                                                 7.13                890,000                    916,718
        11-01-17                                                 7.13              1,840,000                  1,924,566
St. Paul Housing & Redevelopment Authority Health
    Care Facilities Revenue Bonds Lyngblomsten
    Multi-family Rental Housing Series 1993B
        11-01-24                                                 7.00              1,870,000                  1,888,943
St. Paul Housing & Redevelopment Authority Health
    Care Facilities Revenue Bonds Regions Hospital
    Series 1998
        05-15-28                                                 5.30              4,125,000                  3,794,134
St. Paul Housing & Redevelopment Authority Sales
    Tax Revenue Bonds Civic Center Escrowed
    to Maturity (Secondary MBIA Insured)
        11-01-23                                                 5.55              7,500,000                  7,627,499
St. Paul Housing & Redevelopment Authority Single
    Family Housing Mortgage Refunding Revenue
    Mortgage-backed Bonds Middle Income Phase II
    (FNMA Insured)
        03-01-28                                                 6.80              3,345,000                  3,570,553
St. Paul Independent School District 625 Certificates
    of Participation Series 1999A
        02-01-19                                                 4.75              1,000,000                    917,450
St. Paul Port Authority Unlimited Tax General
    Obligation Bonds
        03-01-24                                                 5.13              4,770,000                  4,542,042
St. Paul Unlimited Tax General Obligation Bonds
    Block 39 Parking Facility Series 1998A
        02-01-25                                                 4.75              2,000,000                  1,790,180
State Agricultural & Economic Development Board
    Health Care Facilities Refunding Revenue Bonds
    Benedictine Health System-St. Mary's Health System
    Duluth Clinic Obligated Group Series 1999A
    (MBIA Insured)
        02-15-23                                                 5.00              2,250,000                  2,121,930
State Agricultural & Economic Development Board
    Health Care Facilities Refunding Revenue Bonds
    Fairview Hospital & Healthcare Services
    Series 1997A (MBIA Insured)
        11-15-26                                                 5.75              2,000,000                  2,048,520
State General Obligation Various Purpose
    Pre-refunded Bonds Series 1990
        08-01-09                                                 7.00              7,850,000                  8,139,743
State General Obligation Various Purpose
    Pre-refunded Bonds Series 1991
        08-01-11                                                 6.70              8,000,000                  8,426,239
State Higher Education Facilities Authority Augsburg
    College Mortgage Revenue Bonds 4th Series 1999Y
        10-01-27                                                 5.30              1,200,000                  1,109,964
State Higher Education Facilities Authority Augsburg
    College Mortgage Revenue Bonds Series 4F-1
        05-01-23                                                 6.25              1,750,000                  1,824,550
State Higher Education Facilities Authority Gustavus
    Adolphus College Revenue Bonds 4th Series 1998X
        10-01-24                                                 4.80              2,340,000                  2,105,298
State Higher Education Facilities Authority
    Macalester College Refunding Revenue Bonds
    2nd Series 1998U
        03-01-22                                                 5.13              1,155,000                  1,100,611
State Higher Education Facilities Authority
    Macalester College Revenue Bonds 4th Series 1997J
        03-01-17                                                 5.55              1,000,000                  1,027,550
State Higher Education Facilities Authority
    Northwestern College of Chiropractic Mortgage
    Revenue Bonds 4th Series 1999Z
        10-01-13                                                 5.20                275,000                    265,843
State Higher Education Facilities Authority
    University of St. Thomas Revenue Bonds
    4th Series 1997P
        04-01-23                                                 5.40                580,000                    572,309
State Housing Finance Agency Single Family
    Housing Mortgage Revenue Bonds Series 1991A
    A.M.T.
        07-01-22                                                 7.45              2,065,000                  2,144,028
State Housing Finance Agency Single Family
    Housing Mortgage Revenue Bonds Series 1992A
        07-01-16                                                 6.95              2,320,000                  2,447,090
State Housing Finance Agency Single Family
    Housing Mortgage Revenue Bonds Series 1994L
    A.M.T.
        07-01-20                                                 6.70                860,000                    904,754
State Housing Finance Agency Single Family
    Housing Mortgage Revenue Bonds Series 1996J
    A.M.T.
        07-01-21                                                 5.60                500,000                    500,000
State Housing Finance Agency Single Family
    Housing Mortgage Revenue Bonds Series 1997D
    A.M.T.
        07-01-19                                                 5.85              2,465,000                  2,509,025
State Housing Finance Agency Single Family
    Housing Mortgage Revenue Bonds Series 1997E
    A.M.T.
        01-01-26                                                 5.75              2,935,000                  2,979,583
        07-01-29                                                 5.90              8,658,000                  8,909,687
State Public Facilities Authority Drinking Water
    Revenue Bonds Series 1999B
        03-01-19                                                 5.13              4,000,000                  3,900,520
State Public Facilities Authority Water Pollution
    Control Revenue Bonds Series 1998A
        03-01-16                                                 4.75              3,500,000                  3,266,375
State University Board of Regents General Obligation
    Bonds Inverse Floater Series 1993A
        08-15-03                                                 6.12              5,000,000(g)               5,150,000
State University Board of Regents General Obligation
    Bonds Series 1996A
        07-01-21                                                 5.50             12,500,000                 12,838,874
State University Board of Regents Refunding
    Revenue Bonds Series 1986A Escrowed to Maturity
        02-01-11                                                 6.00              4,625,000                  4,640,633
Vadnais Heights Multi-family Housing Refunding
    Revenue Bonds Cottages of Vadnais Heights
    Series 1995 A.M.T.
        12-01-31                                                 7.00              3,130,000                  3,183,899
Vadnais Heights Multi-family Housing Tax Credit
    Revenue Bonds Series 1997 A.M.T.
        07-15-09                                                 7.00              1,080,000                  1,087,085
Washington County Housing & Redevelopment
    Authority Refunding Revenue Bonds Woodbury
    Multi-family Housing Series 1996
        12-01-23                                                 6.95              1,945,000                  1,982,500
Western Minnesota Municipal Power Agency
    Revenue Bonds Escrowed to Maturity
    (AMBAC Insured)
        01-01-16                                                 6.75              5,935,000                  6,254,897
Western Minnesota Municipal Power Agency
    Refunding Revenue Bonds Series 1987A
        01-01-15                                                 5.50              5,000,000                  5,002,350
Western Minnesota Municipal Power Agency
    Refunding Revenue Bonds Series 1987A
    (Secondary MBIA Insured)
        01-01-15                                                 5.50              6,250,000                  6,258,375
White Bear Lake Industrial Development Revenue
    Bonds Taylor Series 1988A A.M.T.
        09-01-08                                                 8.75              2,250,000                  2,287,103
Windom Independent School District 177
    Unlimited Tax General Obligation Bonds
    Series 1999
        02-01-24                                                 4.75              2,695,000                  2,464,847

Total municipal bonds
(Cost: $413,126,014)                                                                                       $431,475,910


Municipal notes (3.4%)
Issuer                                                       Annualized               Amount                    Value(a)
                                                            yield on date           payable at
                                                             of purchase             maturity

Cohasset Revenue Notes (Minnesota Power & Light)
    Series 1997A V.R.D.N.
        06-01-20                                                 3.60%            $1,300,000(c,d)            $1,300,000
Duluth Health Facilities Revenue Notes (Miller-Dwan
    Medical Center) V.R.
        06-01-19                                                 3.60              2,000,000(c,d)             2,000,000
Mankato Multi-family Housing Refunding Revenue
    Notes (Highland Hills) V.R.
        05-01-27                                                 3.75              3,185,000(c,d)             3,185,000
Minneapolis & St. Paul Housing & Redevelopment
    Authority Health Care System Revenue Notes
    (Children's Hospital) Series 1995B V.R.
        08-15-25                                                 3.65              1,800,000(c,d)             1,800,000
Rochester Health Care Facilities Revenue Notes
    (Mayo Clinic) Series 1999C
        07-01-99                                                 3.00              2,000,000(d)               2,000,000
St. Cloud Hospital Facility Revenue Notes
    St. Cloud Hospital Series 1997A V.R.
        07-01-27                                                 3.60              3,000,000(c,d)             3,000,000
University of Minnesota Notes Series 1999A V.R.
        01-01-34                                                 3.50              2,000,000(c,d)             2,000,000

Total municipal notes
(Cost: $15,285,000)                                                                                         $15,285,000

Total investments in securities
(Cost: $428,411,014)(h)                                                                                    $446,760,910


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA         --     ACA Financial Guaranty Corporation
AMBAC       --     American Municipal Bond Association Corporation
BIG         --     Bond Investors Guarantee
CGIC        --     Capital Guaranty Insurance Company
FGIC        --     Financial Guarantee Insurance Corporation
FHA         --     Federal Housing Authority
FNMA        --     Federal National Mortgage Association
FSA         --     Financial Security Assurance
GNMA        --     Government National Mortgage Association
MBIA        --     Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.      --     Alternative Minimum Tax-- As of June 30, 1999, the value of securities subject to alternative minimum tax represented
                   16.34% of net assets.
B.A.N.      --     Bond Anticipation Note
C.P.        --     Commercial Paper
R.A.N.      --     Revenue Anticipation Note
T.A.N.      --     Tax Anticipation Note
T.R.A.N.    --     Tax & Revenue Anticipation Note
V.R.        --     Variable Rate -- Interest rate varies to reflect current
                   market conditions; rate shown is the effective rate on
                   June 30, 1999.
V.R.D.B.    --     Variable Rate Demand Bond
V.R.D.N.    --     Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                      Notional amount
Purchase contracts
Municipal Bonds, Sept. 1999                             $7,000,000

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 1999. Inverse floaters in the aggregate represent 3.95% of the Fund's net assets as of June 30, 1999.

(h) At June 30, 1999, the cost of securities for federal income tax purposes was $428,411,014 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                        $21,951,427
Unrealized depreciation                         (3,601,531)
                                                ----------
Net unrealized appreciation                    $18,349,896


Investments in Securities

AXP New York Tax-Exempt Fund
June 30, 1999

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.8%)
Name of issuer and                                           Coupon                Principal                  Value(a)
title of issue(b,c)                                           rate                  amount

Albany County Airport  Authority Airport Revenue Bonds
    Series 1997 (FSA Insured) A.M.T.
        12-15-19                                                 5.50%              $250,000(d)                $249,688
Broome County Certificates of Participation
    Public Safety Facilities Series 1994 (MBIA Insured)
        04-01-22                                                 5.25              2,650,000                  2,587,884
Buffalo Municipal Water Finance Authority Water
    System Revenue Bonds Series 1995 (FGIC Insured)
        07-01-25                                                 5.00              1,000,000                    933,880
Buffalo Unlimited Tax General Obligation School
    Bonds Series 1997B (AMBAC Insured)
        02-01-16                                                 5.38                500,000                    501,645
Erie County Unlimited Tax General Obligation Bonds
    Series 1995B (FGIC Insured)
        06-15-25                                                 5.50                700,000                    702,219
Erie County Water Authority Water Works System
    Revenue Bonds Series 1990A Escrowed to Maturity
    (AMBAC Insured)
        12-01-08                                                 6.00              1,765,000                  1,883,908
Fallsburg & Sullivan Counties Unlimited Tax General
    Obligation Pre-refunded Improvement Bonds
    Series 1991 (AMBAC Insured)
        04-01-11                                                 7.05                325,000                    348,036
        04-01-12                                                 7.05                325,000                    348,036
        04-01-13                                                 7.05                325,000                    348,036
        04-01-14                                                 7.05                325,000                    348,036
Huntington Housing Authority Senior Housing
    Facilities Revenue Bonds Gurwin Jewish Senior
    Residences Series 1999A
        05-01-39                                                 6.00              1,750,000                  1,697,570
Metropolitan Transportation Authority Commuter
    Facilities Revenue Bonds Series 1997B
    (AMBAC Insured)
        07-01-24                                                 5.13              1,000,000                    951,980
Metropolitan Transportation Authority Commuter
    Facilities Revenue Bonds Series 1998A
    (MBIA Insured)
        07-01-24                                                 4.75              1,500,000                  1,348,125
Metropolitan Transportation Authority Commuter
    Facilities Service Contract Refunding Bonds
    5th Series 1991
        07-01-16                                                 6.50              1,775,000                  1,869,838
Mount Vernon Industrial Development Agency Civic
    Facilities Revenue Bonds Wartburg Senior Housing
    Incorporated Meadowview
        06-01-29                                                 6.20              1,000,000                    999,940
New York & New Jersey Port Authority Special
    Obligation Revenue Bonds KIAC Partners
    4th Series 1996 A.M.T.
        10-01-19                                                 6.75              1,500,000                  1,633,515
New York City Industrial Development Agency
    Civic Facilities Refunding Revenue & Improvement
    Bonds Lighthouse International Series 1998
    (MBIA Insured)
        07-01-23                                                 4.50                200,000                    172,330
New York City Industrial Development Agency
    Civic Facilities Revenue Bonds Riverdale Country
    School Series 1997 (MBIA Insured)
        06-01-17                                                 5.25              1,000,000                    988,520
New York City Industrial Development Agency
    Civic Facilities Revenue Bonds Rockefeller
    Foundation Series 1993
        07-01-23                                                 5.38              2,000,000                  1,982,680
New York City Industrial Development Agency
    Civic Facilities Revenue Bonds Touro College
    Series 1999A
        06-01-29                                                 6.35              1,000,000                    993,310
New York City Industrial Development Agency
    Civic Facilities Revenue Bonds Trinity Episcopal
    School Series 1997 (MBIA Insured)
        06-15-27                                                 5.25              1,000,000                    967,260
New York City Industrial Development Agency
    Civic Facilities Revenue Bonds YMCA Series 1997
        08-01-16                                                 5.80              1,000,000                  1,019,010
New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds
    Series 1994B Inverse Floater (MBIA Insured)
        06-15-09                                                 7.07              2,000,000(e)               2,052,500
New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds
    Series 1996B (MBIA Insured)
        06-15-26                                                 5.75                500,000                    511,835
New York City Transitional Finance Authority
    Future Secured Sales Tax Revenue Bonds Series 1998B
        11-15-23                                                 4.75              1,500,000                  1,342,470
New York City Transitional Finance Authority
    Future Secured Sales Tax Revenue Bonds Series 1999C
        05-01-29                                                 5.00              1,000,000                    922,910
New York City Unlimited Tax General Obligation
    Bonds Series 1996G
        02-01-17                                                 5.75              1,500,000                  1,547,040
New York City Unlimited Tax General Obligation
    Bonds Series 1996J
        02-15-19                                                 5.88              1,000,000                  1,029,560
New York City Unlimited Tax General Obligation
    Bonds Series 1999I (MBIA Insured)
        04-15-29                                                 5.00              1,000,000                    929,820
New York City Unlimited Tax General Obligation
    Pre-refunded Bonds Series 1994B-1
        08-15-16                                                 7.00              1,500,000                  1,686,165
North Great Neck Water Authority Water System
    Pre-refunded Revenue Bonds Series 1989A
        01-01-20                                                 6.00              1,415,000                  1,433,537
North Hempstead Unlimited Tax General Obligation
    Various Purpose Bonds Series 1998A
    (FGIC Insured)
        01-15-23                                                 4.75              1,000,000                    902,850
Oneida County Industrial Development Agency Civic
    Facilities Revenue Bonds Mohawk Valley
    Handicapped Services (ACA Insured)
        03-15-19                                                 5.30                500,000                    484,510
State Dormitory Authority College Revenue Bonds
    Barnard College Series 1996 (AMBAC Insured)
        07-01-16                                                 5.25              1,140,000                  1,131,142
State Dormitory Authority College Revenue Bonds
    Consolidated City University System Series 1993A
        07-01-13                                                 5.75              3,000,000                  3,111,210
State Dormitory Authority College Revenue Bonds
    Cooper Union (AMBAC Insured)
        07-01-20                                                 5.38                860,000                    854,118
State Dormitory Authority College Revenue Bonds
    Culinary Institute of America Series 1997
    (MBIA Insured)
        07-01-17                                                 5.00                500,000                    477,710
State Dormitory Authority College Revenue Bonds
    Long Island University Series 1999
    (Asset Guaranty)
        09-01-28                                                 5.25              1,400,000                  1,335,656
State Dormitory Authority College Revenue Bonds
    St. Thomas Aquinas College Series 1998
    (Asset Guaranty)
        07-01-14                                                 5.00              1,125,000                  1,068,041
State Dormitory Authority Pre-refunded College
    Revenue Bonds Consolidated City University
    System 3rd General Resolution 2nd Series 1994
    (MBIA Insured)
        07-01-19                                                 6.25              1,500,000                  1,623,405
State Dormitory Authority Revenue Bonds Frances
    Schervier Home Series 1997
    (Asset Guaranty)
        07-01-17                                                 5.50              1,000,000                    996,600
State Dormitory Authority Revenue Bonds New York
    & Presbyterian Hospitals (AMBAC & FHA Insured)
        08-01-27                                                 4.75              1,000,000                    894,610
State Dormitory Authority Revenue Bonds NYACK
    Hospital Series 1996
        07-01-13                                                 6.25              1,000,000                  1,055,600
State Dormitory Authority State University Educational
    Facilities Pre-refunded Revenue Bonds Series 1990A
        05-15-12                                                 7.70              1,750,000                  1,848,403
State Dormitory Authority State University Educational
    Facilities Refunding Revenue Bonds Series 1990B
        05-15-11                                                 7.50              1,900,000                  2,219,352
State Dormitory Authority State University Educational
    Facilities Refunding Revenue Bonds Series 1993A
    (Secondary AMBAC Insured)
        05-15-15                                                 5.25              1,000,000                  1,007,450
        05-15-19                                                 5.50              2,000,000                  2,053,620
State Energy Research & Development Authority
    Electric Facilities Revenue Bonds Consolidated
    Edison Series 1990A A.M.T.
        07-01-25                                                 7.50              5,000,000                  5,063,899
State Energy Research & Development Authority
    Gas Facilities Revenue Bonds Brooklyn Union Gas
    Series 1996 (MBIA Insured)
        01-01-21                                                 5.50              2,000,000                  2,008,080
State Energy Research & Development Authority
    Pollution Control Refunding Revenue Bonds
    Rochester Gas & Electric Series 1992B
    (MBIA Insured) A.M.T.
        05-15-32                                                 6.50              2,500,000                  2,653,550
State Energy Research & Development Authority
    Solid Waste Disposal Revenue Bonds New York
    State Electric & Gas Company Series 1993A
    (MBIA Insured) A.M.T.
        12-01-28                                                 5.70              3,000,000                  3,019,050
State Environmental Facilities State Water Revolving
    Fund Pollution Control Revenue Bonds Series 1990A
        06-15-12                                                 7.50              3,000,000                  3,157,620
State Local Government Assistance Pre-refunded
    Sales Tax Revenue Bonds Series 1991A
        04-01-16                                                 7.00              4,000,000                  4,277,600
State Local Government Assistance Sales Tax
    Refunding Revenue Bonds Series 1997B
    (MBIA Insured)
        04-01-20                                                 4.88              1,000,000                    928,980
State Local Government Assistance Sales Tax
    Revenue Bonds Series 1992C
        04-01-22                                                 5.50              1,500,000                  1,500,615
State Medical Care Facilities Finance Agency Mental
    Health Services Refunding Revenue Bonds
    Series 1993F (Secondary FSA Insured)
        02-15-14                                                 5.38              1,000,000                    997,430
State Medical Care Facilities Finance Agency Mental
    Health Services Revenue Bonds Series 1994A
    (Secondary FSA Insured)
        08-15-23                                                 5.25              1,500,000                  1,457,940
State Mortgage Agency Homeowner Mortgage
    Refunding Revenue Bonds Series 1991TT
        04-01-15                                                 7.50              4,000,000                  4,211,760
State Mortgage Agency Homeowner Mortgage
    Revenue Bonds 27th Series 1992
        04-01-15                                                 6.90              3,000,000                  3,238,890
State Thruway Authority Local Highway & Bridge
    Service Contract Pre-refunded Revenue Bonds
    Series 1991
        01-01-11                                                 6.00              2,500,000                  2,573,700
State Urban Development Capital Correctional
    Facilities Pre-refunded Revenue Bonds
    1st Series 1990 (FSA Insured)
        01-01-20                                                 7.50              4,500,000                  4,682,250
State Urban Development Capital Correctional
    Facilities Refunding Revenue Bonds Series 1994A
        01-01-21                                                 5.25              2,500,000                  2,385,375
State Urban Development Capital Correctional
    Facilities Revenue Bonds 5th Series 1995
    (MBIA Insured)
        01-01-25                                                 5.50                750,000                    751,823
State Urban Development Higher Education Applied
    Technology Grants Revenue Bonds Series 1995
    (MBIA Insured)
        04-01-15                                                 5.75              1,000,000                  1,032,060
Triborough Bridge & Tunnel Authority General
    Purpose Pre-refunded Revenue Bonds Series 1990S
        01-01-21                                                 7.00              3,000,000                  3,174,210
Triborough Bridge & Tunnel Authority Special
    Obligation Refunding Revenue Bonds Series 1991B
    (Secondary FGIC Insured)
        01-01-15                                                 6.88              2,000,000                  2,111,400
Troy Municipal Assistance General Obligation
    Revenue Bonds Series 1996A (MBIA Insured)
        01-15-22                                                 5.00              1,250,000                  1,182,125
Ulster County Industrial Development Agency Civic
    Facilities Revenue Bonds Benedictine Hospital
    Series 1999A
        06-01-24                                                 6.45              1,950,000                  1,940,621
United Nations Development Senior Lien
    Pre-refunded Revenue Bonds Series 1992A
        07-01-26                                                 6.00              4,500,000                  4,856,219
Utica Industrial Development Agency Civic Facilities
    Revenue Bonds Munson-Williams-Proctor
    Series 1996A (MBIA Insured)
        07-15-16                                                 5.50                750,000                    753,360

Total municipal bonds
(Cost: $106,465,927)                                                                                       $113,354,117


Municipal note (0.4%)
Issuer(b,c,f)                                               Effective               Amount                    Value(a)
                                                              yield               payable at
                                                                                   maturity

New York City General Obligation Notes
    Series 1994B-6 V.R. (MBIA Insured)
        08-15-05                                                 3.40%              $500,000                   $500,000

Total municipal note
(Cost: $500,000)                                                                                               $500,000

Total investments in securities
(Cost: $106,965,927)(g)                                                                                    $113,854,117


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA         --     ACA Financial Guaranty Corporation
AMBAC       --     American Municipal Bond Association Corporation
BIG         --     Bond Investors Guarantee
CGIC        --     Capital Guaranty Insurance Company
FGIC        --     Financial Guarantee Insurance Corporation
FHA         --     Federal Housing Authority
FNMA        --     Federal National Mortgage Association
FSA         --     Financial Security Assurance
GNMA        --     Government National Mortgage Association
MBIA        --     Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.      --     Alternative Minimum Tax-- As of June 30, 1999, the value of securities subject to alternative minimum tax represented
                   10.88% of net assets.
B.A.N.      --     Bond Anticipation Note
C.P.        --     Commercial Paper
R.A.N.      --     Revenue Anticipation Note
T.A.N.      --     Tax Anticipation Note
T.R.A.N.    --     Tax & Revenue Anticipation Note
V.R.        --     Variable Rate
V.R.D.B.    --     Variable Rate Demand Bond
V.R.D.N.    --     Variable Rate Demand Note

(d) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                     Notional amount
Purchase contracts
Municipal Bonds, Sept. 1999                            $12,000,000

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 1999. Inverse floaters in the aggregate represent 1.77% of the Fund's net assets as of June 30, 1999.

(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1999.

(g) At June 30, 1999, the cost of securities for federal income tax purposes was $106,965,927 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                     $7,406,191
Unrealized depreciation                                       (518,001)
                                                              --------
Net unrealized appreciation                                 $6,888,190


Investments in Securities

AXP Ohio Tax-Exempt Fund
June 30, 1999

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.4%)
Name of issuer and                                              Coupon             Principal                  Value(a)
title of issue(b,c)                                              rate               amount

Akron Bath Copley Joint Township Hospital District
    Summa Hospital Revenue Bonds Series 1998A
        11-15-24                                                 5.38%            $1,500,000                 $1,382,160
Barberton Limited Tax Various Purpose General
    Obligation Bonds 1st Series 1989
        12-01-09                                                 7.35                700,000                    724,262
Bellefontaine Hospital Facility Refunding Revenue
    Bonds Mary Rutan Health Association of Logan
    County Series 1993
        12-01-13                                                 6.00              1,000,000                  1,003,370
Buckeye Valley Local School District School
    Improvement Unlimited Tax General Obligation
    Bonds Series 1995A (MBIA Insured)
        12-01-20                                                 5.25              1,000,000                    983,540
Butler County Hospital Facility Improvement
    Refunding Revenue Bonds Fort Hamilton-Hughes
    Memorial Center Series 1991
        01-01-10                                                 7.50              1,750,000                  1,854,388
Butler County Transportation Improvement District
    Highway Improvement Transit Revenue Bonds
    Series 1997A (FSA Insured)
        04-01-17                                                 5.13              1,000,000                    977,690
Carroll Water & Sewer District Unlimited Tax
    General Obligation Bonds
        12-01-10                                                 6.25                475,000                    491,701
Carroll Water & Sewer District Unlimited Tax
    General Obligation Bonds Water System
    Improvement
        12-01-10                                                 6.25                955,000                    995,578
Celina Local School District Unlimited Tax General
    Obligation Bonds Series 1996 (FGIC Insured)
        12-01-20                                                 5.25              1,000,000                    983,540
Clermont County Hospital Facility Revenue Bonds
    Mercy Health System Province of Cincinnati
    Series 1989A (AMBAC Insured)
        09-01-19                                                 7.50                750,000                    777,360
Cleveland Airport Systems Revenue Bonds
    Series 1990A (MBIA Insured) A.M.T.
        01-01-20                                                 7.40                500,000                    519,925
Cleveland Waterworks Improvement 1st Mortgage
    Refunding Revenue Bonds Series F 1992B
        (AMBAC Insured)
        01-01-16                                                 6.25              1,000,000                  1,057,900
Columbus Tax Increment Finance Revenue Bonds
    Easton Series 1999 (AMBAC Insured)
        12-01-24                                                 4.88              1,000,000                    918,770
Coshocton County Solid Waste Disposal Refunding
    Revenue Bonds Stone Container Series 1992
        08-01-13                                                 7.88              1,000,000                  1,077,380
Cuyahoga County Health Care Facilities Refunding
    Revenue Bonds Judson Retirement Community
    Series A
        11-15-18                                                 7.25              1,000,000                  1,062,750
Cuyahoga County Hospital Improvement Revenue
    Bonds Mount Sinai Medical Center Series 1991
    (AMBAC Insured)
        11-15-21                                                 6.63                600,000                    645,240
Cuyahoga County Hospital Improvement Revenue
    Bonds University Hospitals Health System
    Series 1992 (AMBAC Insured)
        01-15-11                                                 6.50                500,000                    529,925
        01-15-19                                                 5.40              1,000,000                  1,000,150
Cuyahoga County Hospital Refunding Revenue
    Bonds Cleveland Clinic Foundation Series 1992
        11-15-11                                                 5.50              1,500,000                  1,542,705
Cuyahoga County Hospital Revenue Bonds Meridia
    Health Series 1991
        08-15-23                                                 7.00              1,000,000                  1,078,430
Cuyahoga County Limited Tax General
    Obligation Bonds
        05-15-13                                                 5.60                500,000                    526,650
Delaware County Sewer Improvement Limited Tax
    General Obligation Bonds
        12-01-15                                                 5.25              1,000,000                    995,600
Dover Limited Tax Improvement General Obligation
    Bonds Municipal Sewer System
        12-01-09                                                 7.10              1,000,000                  1,033,800
Elyria Limited Tax Improvement General Obligation
    Recreation Facility Bonds
        12-01-09                                                 7.10                715,000                    740,311
Erie County Hospital Improvement Refunding
    Revenue Bonds Firelands Community Hospital
    Series 1992
        01-01-15                                                 6.75              2,000,000(e)               2,117,220
Franklin County Convention Facilities Authority
    Tax & Lease Revenue Anticipation Pre-refunded
    Bonds (MBIA Insured)
        12-01-19                                                 7.00              1,500,000                  1,596,060
Franklin County Health Care Facilities Refunding
    Revenue Bonds Lutheran Senior City Incorporated
    Series 1999
        12-15-28                                                 6.13              1,250,000                  1,177,900
Franklin County Multi-family Housing Refunding
    Revenue Bonds Jefferson Chase Apartments
    Series 1998B A.M.T.
        11-01-35                                                 6.40              1,000,000                    968,440
Franklin County Multi-family Housing Refunding
    Revenue Bonds West Bay Apartments A.M.T.
        12-01-25                                                 6.38              1,000,000                    995,500
Gahanna-Jefferson Public Schools
    Unlimited Tax General Obligation Bonds
    Series 1999
        12-01-21                                                 4.75              1,000,000                    901,970
Hamilton County Sales Tax Revenue Bonds
    Hamilton County Football Series 1998A
    (MBIA Insured)
        12-01-17                                                 4.75              1,000,000                    921,410
Highland Heights Limited Tax Improvement
    General Obligation Street Bonds
        12-01-08                                                 7.75                400,000                    409,308
Hilliard County School District Unlimited Tax
    General Obligation Bonds Series A (FGIC Insured)
        12-01-20                                                 5.00              1,000,000                    955,650
Lakota Local School District Butler County School
    Unlimited Tax Improvement Bonds
        12-01-12                                                 7.00                500,000                    507,645
Lakota Local School District Unlimited Tax
    Improvement General Obligation Bonds
    (AMBAC Insured)
        12-01-14                                                 6.25              2,000,000                  2,187,360
Lorain County Hospital Facilities Refunding
    Revenue Bonds EMH Regional Medical Center
    Series 1995 (AMBAC Insured)
        11-01-21                                                 5.38              2,000,000                  1,965,400
Lorain County Independent Living & Hospital
    Facilities Refunding Revenue Bonds Elyria United
    Methodist Series 1996C
        06-01-22                                                 6.88              1,000,000                  1,072,900
Marion County Health Care Facilities Improvement
    Refunding Revenue Bonds United Church Homes
    Series 1993
        11-15-10                                                 6.38              1,000,000                  1,034,500
Marysville  Sewer System 1st Mortgage  Revenue
    Bonds Series 1988 (BIG  Insured) A.M.T.
        02-15-08                                                 7.85                370,000                    371,203
Marysville Water System Mortgage Revenue Bonds
    Series 1991 (MBIA Insured)
        12-01-21                                                 7.05              1,000,000                  1,078,140
Montgomery County Health Facilities Refunding
    Revenue Bonds Friendship Village Dayton
    Series 1990A
        02-01-16                                                 9.25              1,000,000                  1,052,340
Montgomery County Hospital Facility Refunding
    Revenue & Improvement Bonds Ketter Medical
    Center Series 1996 (MBIA Insured)
        04-01-26                                                 5.50              1,000,000                    997,130
Montgomery County Water Revenue Bonds Greater
    Moraine-Beavercreek District (FGIC Insured)
        11-15-17                                                 6.25              1,000,000                  1,070,080
North Olmstead County General Obligation Bonds
    (AMBAC Insured)
        12-01-16                                                 5.00              1,500,000                  1,454,145
        12-01-21                                                 5.00                200,000                    190,412
Oak Hills Local School District Unlimited Tax
    General Obligation Bonds Series 1997
    (MBIA Insured)
        12-01-25                                                 5.13              1,000,000                    958,780
Orrville Electric System Refunding Revenue &
    Improvement Mortgage Bonds Series 1997
    (AMBAC Insured)
        12-01-17                                                 5.10              1,000,000                    974,320
Pickerington Local School District Unlimited Tax
    General Obligation Pre-refunded Bonds
    (AMBAC Insured)
        12-01-13                                                 7.00              1,000,000                  1,064,040
Rural Loraine County Water Authority Water
    Resource Improvement Pre-refunded Revenue
    Bonds Series 1991 (AMBAC Insured)
        10-01-11                                                 7.00              1,000,000                  1,071,510
Southwest Local School District Hamilton & Butler
    Counties School Unlimited Tax Improvement Bonds
    (AMBAC Insured)
        12-01-10                                                 7.65                475,000                    497,572
Stark County Health Care Facilities Refunding
    Revenue Bonds Rose Lane (GNMA/FHA Insured)
        07-20-33                                                 5.45                215,000                    206,019
State Air Quality Development Authority Refunding
    Revenue Bonds JMG Funding Limited Partnership
    (AMBAC Insured) A.M.T.
        04-01-29                                                 6.38                500,000                    538,600
State Air Quality Development Authority Refunding
    Revenue Bonds Series 1994 (AMBAC Insured)
    A.M.T.
        01-01-29                                                 6.38              2,000,000                  2,154,400
State Air Quality Development Authority Revenue
    Bonds Columbus & Southern Series A
    (FGIC Insured)
        12-01-20                                                 6.38              1,000,000                  1,066,410
State Building Authority Local Jail Grant Bonds
    Series 1989A (MBIA Insured)
        04-01-09                                                 7.35                500,000                    524,385
State Building Authority State Facility Pre-refunded
    Bonds Columbus State Office Building Series 1985C
        10-01-05                                                 7.35              1,000,000                  1,039,650
State Department of Administrative Services
    Certificate of Participation Ohio Center Series 1998
    (AMBAC Insured)
        07-15-28                                                 5.00                550,000                    516,384
State Higher Educational Facility Pre-refunded
    Revenue Bonds Oberlin College Series 1989
        10-01-14                                                 7.38                500,000                    514,830
State Housing Finance Agency Mortgage Revenue
    Bonds Aristocrat South Board & Care Series 1991A
    (FHA Insured) A.M.T.
        08-01-31                                                 7.30              1,500,000                  1,570,260
State Housing Finance Agency Single Family
    Mortgage Revenue Bonds Series 1990A
    (GNMA Insured) A.M.T.
        03-01-30                                                 7.80                260,000                    267,441
State Housing Finance Agency Single Family
    Mortgage Revenue Bonds Series 1990C
    (GNMA Insured) A.M.T.
        09-01-21                                                 7.85                495,000                    516,978
State Municipal Electric Generation Agency
    Revenue Bonds Joint Venture 5 (AMBAC Insured)
        02-15-24                                                 5.38              2,000,000                  1,987,700
State Turnpike Commission Revenue Bonds Series 1998B
    (FGIC Insured)
        02-15-28                                                 4.75                800,000                    712,888
State Turnpike Commission Revenue Bonds Series A
        02-15-24                                                 5.75              1,000,000                  1,069,630
State Turnpike Commission Revenue Bonds Series A
    (MBIA Insured)
        02-15-26                                                 5.50              1,000,000                  1,062,680
State Valley School District School Improvement
    Unlimited Tax General Obligation Bonds Counties
    of Adams & Highland Series 1995 (MBIA Insured)
        12-01-21                                                 5.25              2,000,000                  1,963,720
State Water & Air Quality Development Authority
    Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995
        08-01-25                                                 7.70              1,000,000                  1,116,600
State Water & Air Quality  Development  Authority
    Pollution  Control  Refunding Revenue Bonds
    Toledo Edison Series 1994A A.M.T.
        10-01-23                                                 8.00              1,000,000                  1,118,140
State Water & Air Quality Development Authority
    Water Development Refunding Revenue Bonds
    Pure Water (AMBAC Insured)
        12-01-18                                                 5.50                750,000                    755,198
State Water & Air Quality Development Authority
    Solid Waste Disposal Revenue Bonds Northstar
    BHP Steel LLC-Cargill
    Series 1995 A.M.T.
        09-01-20                                                 6.30                500,000(e)                 520,985
Sycamore Board of Education Community School
    District Hamilton County School Improvement Bonds
        12-01-09                                                 6.50                500,000                    506,615
University of Cincinnati Certificates of Participation
    Student Recreation Center (MBIA Insured)
        06-01-24                                                 5.13              1,000,000                    959,880
University of Toledo General Receipt
    College Revenue Bonds Series 1998
    (FGIC Insured)
        06-01-20                                                 4.75              1,000,000                    912,060
University of Toledo General Receipt Pre-refunded
    Bonds Series 1990 (MBIA Insured)
        06-01-20                                                 7.13                500,000                    526,270
Warren County Various Purpose Limited Tax
    General Obligation Bonds Series 1992
        12-01-12                                                 6.10                500,000                    548,135
Whitehall City School District Franklin County
    Unlimited Tax Improvement General Obligation
    Pre-refunded Revenue Bonds
        12-01-13                                                 7.25                500,000                    517,985
Youngstown State University General Receipts
    College Revenue Bonds Series 1998
    (AMBAC Insured)
        12-15-16                                                 4.75              1,000,000                    930,300

Total municipal bonds
(Cost: $70,905,761)                                                                                         $74,618,203


Municipal notes (2.7%)
Issuer(c,d)                                                   Effective               Amount                    Value(a)
                                                                yield               payable at
                                                                                     maturity

Cuyahoga County Hospital Revenue Bonds
    Cleveland Clinic V.R.
        01-01-16                                                 3.80%            $1,100,000                 $1,100,000
        01-01-26                                                 3.50                300,000                    300,000
State Air Quality Development Authority Revenue
    Bonds Cincinnati Gas & Electric V.R. Series 1995A
        09-01-30                                                 3.35                650,000                    650,000

Total municipal notes
(Cost: $2,050,000)                                                                                           $2,050,000

Total investments in securities
(Cost: $72,955,761)(f)                                                                                      $76,668,203


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA         --     ACA Financial Guaranty Corporation
AMBAC       --     American Municipal Bond Association Corporation
BIG         --     Bond Investors Guarantee
CGIC        --     Capital Guaranty Insurance Company
FGIC        --     Financial Guarantee Insurance Corporation
FHA         --     Federal Housing Authority
FNMA        --     Federal National Mortgage Association
FSA         --     Financial Security Assurance
GNMA        --     Government National Mortgage Association
MBIA        --     Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.     --     Alternative Minimum Tax-- As of June 30, 1999, the value of securities subject to alternative minimum tax represented
                  12.45% of net assets.
B.A.N.     --     Bond Anticipation Note
C.P.       --     Commercial Paper
R.A.N.     --     Revenue Anticipation Note
T.A.N.     --     Tax Anticipation Note
T.R.A.N.   --     Tax & Revenue Anticipation Note
V.R.       --     Variable Rate
V.R.D.B.   --     Variable Rate Demand Bond
V.R.D.N.   --     Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1999.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                Notional amount

Purchase contracts
Municipal Bonds, Sept. 1999                          $6,000,000

(f) At June 30, 1999, the cost of securities for federal income tax purposes was $72,955,761 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                               $4,157,351
Unrealized depreciation                                 (444,909)
                                                        --------
Net unrealized appreciation                           $3,712,442

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP SPECIAL TAX-EXEMPT SERIES TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Insured Tax-Exempt Fund (a fund within AXP Special Tax-Exempt Series Trust) as of June 30, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended June 30,1999, and the financial highlights for each of the years in the five-year period ended June 30, 1999. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Insured Tax-Exempt Fund as of June 30, 1999, and

the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

/s/ KPMG LLP

KPMG LLP
Minneapolis, Minnesota
August 6, 1999


Financial Statements

Statement of assets and liabilities
AXP Insured Tax-Exempt Fund

June 30, 1999

Assets
Investments in securities, at value (Note 1)
   (identified cost $465,682,485)                                          $496,359,418
Cash in bank on demand deposit                                                   26,834
Accrued interest receivable                                                   7,842,801
Receivable for investment securities sold                                        56,782
                                                                                 ------
Total assets                                                                504,285,835
                                                                            -----------

Liabilities
Dividends payable to shareholders                                               487,735
Payable for investment securities purchased                                   3,840,700
Accrued investment management services fee                                        6,143
Accrued distribution fee                                                          1,239
Accrued service fee                                                               4,966
Accrued transfer agency fee                                                         693
Accrued administrative services fee                                                 546
Other accrued expenses                                                           79,139
                                                                                 ------
Total liabilities                                                             4,421,161
                                                                              ---------
Net assets applicable to outstanding shares                                $499,864,674
                                                                           ============

Represented by
Shares of beneficial interest-- $.01 par value (Note 1)                    $    918,069
Additional paid-in capital                                                  482,401,365
Excess of distributions over net investment income                                 (493)
Accumulated net realized gain (loss)                                        (14,023,756)
Unrealized appreciation (depreciation) on investments (Note 5)               30,569,489
                                                                             ----------
Total-- representing net assets applicable to outstanding shares           $499,864,674
                                                                           ============
Net assets applicable to outstanding shares:Class A                        $439,354,973
                                            Class B                        $ 60,508,439
                                            Class Y                        $      1,262
Net asset value per share of outstanding shares:
                                           Class A shares 80,693,638       $       5.44
                                           Class B shares 11,113,051       $       5.44
                                           Class Y shares        232       $       5.44

See accompanying notes to financial statements.


Statement of operations
AXP Insured Tax-Exempt Fund

Year ended June 30, 1999

Investment income
Income:
Interest                                                                   $ 28,611,911
                                                                           ------------
Expenses (Note 2):
Investment management services fee                                            2,290,350
Distribution fee-- Class B                                                      400,031
Transfer agency fee                                                             208,581
Incremental transfer agency fee
   Class A                                                                       12,931
   Class B                                                                        3,359
Service fee
   Class A                                                                      791,200
   Class B                                                                       93,211
Administrative services fees and expenses                                       210,787
Compensation of board members                                                     9,665
Custodian fees                                                                   27,605
Printing and postage                                                             67,951
Registration fees                                                                86,786
Audit fees                                                                       18,000
Other                                                                               782
                                                                                    ---
Total expenses                                                                4,221,239
   Earnings credits on cash balances (Note 2)                                   (23,564)
                                                                                -------
Total net expenses                                                            4,197,675
                                                                              ---------
Investment income (loss) -- net                                              24,414,236
                                                                             ----------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                               742,277
   Financial futures contracts                                                   (8,140)
                                                                                 ------
Net realized gain (loss) on investments                                         734,137
Net change in unrealized appreciation (depreciation) on investments         (16,718,013)
                                                                            -----------
Net gain (loss) on investments                                              (15,983,876)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations           $   8,430,360
                                                                          =============

See accompanying notes to financial statements.

Statements of changes in net assets
AXP Insured Tax-Exempt Fund

Year ended June 30,                                               1999          1998

Operations and distributions
Investment income (loss) -- net                             $ 24,414,236   $ 25,080,192
Net realized gain (loss) on investments                          734,137        358,569
Net change in unrealized appreciation (depreciation)
   on investments                                            (16,718,013)    10,861,233
                                                             -----------     ----------
Net increase (decrease) in net assets resulting
   from operations                                             8,430,360     36,299,994
                                                               ---------     ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                (22,223,076)   (23,865,771)
      Class B                                                 (2,197,167)    (1,669,839)
      Class Y                                                        (68)           (64)
   Net realized gains
      Class A                                                   (922,787)            --
      Class B                                                   (107,713)            --
      Class Y                                                         (3)            --
                                                                      --            ---
Total distributions                                          (25,450,814)   (25,535,674)
                                                             -----------    -----------

Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                    58,225,005     40,050,443
   Class B shares                                             23,201,849     15,365,511
Reinvestment of distributions at net asset value
   Class A shares                                             15,818,861     16,237,196
   Class B shares                                              1,774,014      1,264,769
   Class Y shares                                                     70             63
Payments for redemptions
   Class A shares                                            (74,499,480)   (73,881,447)
   Class B shares (Note 2)                                    (6,558,443)    (4,572,619)
                                                              ----------     ----------
Increase (decrease) in net assets from share transactions     17,961,876     (5,536,084)
                                                              ----------     ----------
Total increase (decrease) in net assets                          941,422      5,228,236
Net assets at beginning of year                              498,923,252    493,695,016
                                                             -----------    -----------
Net assets at end of year                                   $499,864,674   $498,923,252
                                                            ============   ============
Undistributed (excess of distributions over)
   net investment income                                    $       (493)  $      9,195

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Insured Tax-Exempt Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AXP Special Tax-Exempt Series Trust was organized as a Massachusetts business trust on April 7, 1986. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including AXP Insured Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has unlimited authorized shares of beneficial interest.

The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $3,613 and accumulated net realized loss has been increased by $3,619 resulting in a net reclassification adjustment to decrease paid-in capital by $6.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

As of June 30, 1999, American Express Financial Corporation (AEFC)owned 232 Class Y shares.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class Y $17.50

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15.50 for Class A and $16.50 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15.50 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares. Effective July 1, 1999, the Fund will pay a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% of the Fund's average daily net assets attributable to Class B shares.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective July 1, 1999, the Fund will convert the Shareholder Service Agreement with respect to Class A and Class B shares into the Plan and Agreement of Distribution discussed above.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $1,190,885 for Class A and $46,328 for Class B for the year ended June 30, 1999.

During the year ended June 30, 1999, the Fund's custodian and transfer agency fees were reduced by $23,564 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $82,116,950 and $63,690,377, respectively, for the year ended June 30, 1999. Realized gains and losses are determined on an identified cost basis.


4. SHARE TRANSACTIONS

Transactions in shares of the Fund for the years indicated are as follows:

                                                    Year ended June 30, 1999
                                         Class A             Class B           Class Y
Sold                                   10,339,760          4,119,334               --
Issued for reinvested distributions     2,813,067            315,747               12
Redeemed                              (13,244,629)        (1,174,064)              --
                                      -----------         ----------              ---
Net increase (decrease)                   (91,802)         3,261,017               12

                                                    Year ended June 30, 1998
                                         Class A             Class B           Class Y
Sold                                    7,152,603          2,743,185               --
Issued for reinvested distributions     2,900,525            225,893               12
Redeemed                              (13,187,728)          (816,165)              --
                                      -----------           --------              ---
Net increase (decrease)                (3,134,600)         2,152,913               12


5. INTEREST RATE FUTURES CONTRACTS

As of June 30, 1999, investments in securities included securities valued at $1,014,520 that were pledged as collateral to cover initial margin deposits on 72 open purchase contracts. The market value of the open purchase contracts as of June 30, 1999, was $8,552,250 with a net unrealized loss of $107,444. See
"Summary of significant accounting policies."

6. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended June 30, 1999.

7. FINANCIAL HIGHLIGHTS

"Financial highlights" showing per share data and selected financial information is presented on pages 28 and 29 of the prospectus.

Investments in Securities

AXP Insured Tax-Exempt Fund
June 30, 1999

(Percentages represent value of investments compared to net assets)

Municipal bonds (99.0%)
Name of issuer and title of issue(b,c)        Coupon       Principal          Value(a)
                                               rate         amount

Alabama (0.6%)
Mobile General Obligation Capital Improvement Warrants
   Convention Center Pre-refunded Bonds
   Series 1990 (AMBAC Insured)
      08-15-20                                 7.13%      $3,000,000         $3,174,900

Alaska (1.8%)
North Slope Borough Capital Appreciation
   Unlimited General Obligation Bonds
   Zero Coupon Series 1995A (MBIA Insured)
      06-30-06                                 5.61        5,300,000(d)       3,774,077
North Slope Borough General Obligation Bonds
   Zero Coupon Series 1996B (MBIA Insured)
      06-30-07                                 5.72        8,000,000(d)       5,384,800
Total                                                                         9,158,877

Arizona (1.4%)
Chandler Water & Sewer Refunding Revenue Bonds
   Series 1991 (FGIC Insured)
      07-01-12                                 7.00        1,250,000          1,324,600
Health Facilities Authority Hospital System
   Refunding Revenue Bonds Phoenix Baptist Hospital
   Series 1992 (MBIA Insured)
      09-01-11                                 6.25        1,650,000          1,766,309
Phoenix Civic Improvement Wastewater System
   Lease Refunding Revenue Bonds (Secondary MBIA Insured)
      07-01-23                                 4.75        4,500,000          4,097,250
Total                                                                         7,188,159

Arkansas (0.2%)
Jonesboro Residential Housing & Health Care Facility Board
   St. Bernards Regional Medical Center Hospital Refunding
   Revenue & Construction Bonds Series 1996B
    (AMBAC Insured)
      07-01-16                                 5.90        1,200,000          1,246,500

California (12.0%)
Contra Costa Water District Revenue Bonds
   Series 1994G (MBIA Insured)
      10-01-19                                 5.50        4,675,000          4,716,280
Delta Counties Home Mortgage  Finance  Authority  Single Family Mortgage Revenue
   Bonds Series 1998A (MBIA Insured) A.M.T.
      06-01-24                                 6.70        1,500,000          1,638,495
Desert Sands Unified School District Convertible
   Capital Appreciation Certificates Zero Coupon Series 1995
   (FSA Insured)
      03-01-01                                 6.45        3,000,000(g)       2,979,480
Eastern Municipal Water District Riverside County
   Water & Sewer Pre-refunded Revenue
   Certificates of Participation Series 1991 (FGIC Insured)
      07-01-20                                 6.50        5,460,000          5,833,136
Fontana Unified School District
   San Bernardino County General Obligation
   Convertible Capital Appreciation Bonds
   Series 1995C (FGIC Insured)
      05-01-20                                 6.15        6,000,000          6,405,480
Fresno Health Facility Revenue Bonds Holy Cross-St. Agnes
   (Secondary MBIA Insured)
      06-01-21                                 6.63        2,000,000          2,170,760
Los Angeles Department of Airports Revenue Bonds
   Los Angeles International Airport Series 1995D
   (FGIC Insured) A.M.T.
      05-15-15                                 5.50        2,000,000          2,020,220
Los Angeles Department of Water & Power Waterworks
   Refunding Revenue Bonds
   Second Issue (Secondary FGIC Insured)
      05-15-23                                 4.50        2,000,000          1,740,600
Northern California Transmission Select Auction
   Variable Rate Security & Residual Interest Revenue Bonds
   Inverse Floater (MBIA Insured)
      04-29-24                                 5.50        2,500,000(e)       2,502,250
Oceanside Certificate of Participation Refunding Bonds
   Oceanside Civic Center (MBIA Insured)
      08-01-19                                 5.25        1,730,000          1,704,586
Rural Home Mortgage Financing Authority Single Family Mortgage Revenue Bonds 3rd
   Series 1997A (GNMA Insured) A.M.T.
      09-01-29                                 7.00        1,425,000          1,579,769
San Diego County Certificate of Participation
   Regional Authority Bonds Mt. Tower
   Series 1991 Inverse Floater (MBIA Insured)
      11-18-19                                 6.36        9,000,000(e)       9,487,080
San Jose Redevelopment Agency Merged Area
   Redevelopment Tax Allocation Bonds
   Series 1993 (MBIA Insured)
      08-01-24                                 4.75        2,400,000          2,162,544
San Jose Redevelopment Agency Tax
   Allocation Bonds Series 1997 (MBIA Insured)
      08-01-17                                 5.50        1,000,000          1,015,420
San Mateo County Joint Power Financing Authority
   Lease Revenue Bonds San Mateo County Health Center
   Series 1994A (FSA Insured)
      07-15-22                                 5.75        1,500,000          1,622,535
State Public Works Board Lease Revenue Bonds
   Department of Correction Substance Abuse Treatment
   Facility & State Prison at Corcoran
   Series 1996A (AMBAC Insured)
      01-01-21                                 5.25        2,000,000          1,967,100
State Public Works Board Lease Revenue Bonds
   University of California Series 1992A (AMBAC Insured)
      12-01-16                                 6.40        2,000,000          2,180,780
State Unlimited Tax General Obligation Bonds
   (Secondary FGIC Insured)
      09-01-23                                 4.75        2,500,000          2,263,150
Statewide Community Development Authority
   Certificate of Participation
   Sutter Health Obligated Group (MBIA Insured)
      08-15-22                                 5.50        5,750,000          5,790,768
Total                                                                        59,780,433

Colorado (1.7%)
Denver City & County Airport Revenue Bonds Series 1995B (MBIA Insured) A.M.T.
      11-15-17                                 5.75        4,290,000(i)       4,352,291
Douglas County School District General Obligation
   Improvement Bonds Series 1994A (MBIA Insured)
      12-15-16                                 6.50        1,500,000          1,631,955
Larimer County School District R-1 Certificate of Participation
   Series 1997 (MBIA Insured)
      12-01-16                                 5.65        1,000,000          1,032,710
Larimer, Weld & Boulder Counties School District R-2J
   Thompson Unlimited General Obligation Capital
   Appreciation Bonds Zero Coupon
   Series 1997 (FGIC Insured)
      12-15-11                                 5.45        2,000,000(d)       1,039,800
      12-15-12                                 5.50        1,400,000(d)         685,216
Total                                                                         8,741,972

Delaware (0.2%)
Health Facilities Authority Refunding Revenue Bonds
   Medical Center of Delaware Series 1989 (MBIA Insured)
      10-01-15                                 7.00        1,000,000          1,108,310

District of Columbia (0.9%)
Association of American Medical Colleges
   College Revenue Bonds Series 1997A (AMBAC Insured)
      02-15-27                                 5.38        2,500,000          2,441,825
Unlimited Tax General Obligation Refunding Bonds
   Series 1993B-2 (FSA Insured)
      06-01-10                                 5.50        2,000,000          2,052,780
Total                                                                         4,494,605

Florida (1.7%)
Alachua County Public Improvement
   Refunding Revenue Bonds
   (FSA Insured)
      08-01-21                                 5.13        2,000,000          1,929,440
Department of Transportation Turnpike Revenue Bonds
   Series 1991A (AMBAC Insured)
      07-01-20                                 6.25        1,250,000          1,303,375
Fort Myers Utility System Refunding Revenue Bonds
   Series 1989A (BIG Insured)
      10-01-19                                 6.00        2,000,000          2,010,580
Gulf Breeze Local Government Loan Program Boca Raton
   Series 1985A (FGIC Insured)
      12-01-15                                 7.75        2,000,000          2,071,680
State Correctional Privatization Commission
   Certificate of Participation 350 Bed Youthful Columbia
   Series 1995A (AMBAC Insured)
      08-01-17                                 5.00        1,000,000            959,710
Total                                                                         8,274,785

Georgia (3.1%)
Chatham County Hospital Authority Revenue Bonds
   Memorial Medical Center Series 1990A (MBIA Insured)
      01-01-21                                 7.00        4,500,000          4,776,390
Cherokee County Water & Sewer Authority
   Water & Sewer Revenue Bonds Series 1995
   (MBIA Insured)
      08-01-25                                 5.20        4,970,000          4,862,151
Fulton County Water & Sewer Revenue Bonds
   (FGIC Insured)
      01-01-14                                 6.38        3,250,000          3,637,361
Richmond County Water & Sewer Refunding Revenue
   Improvement Bonds Series 1996A (FGIC Insured)
      10-01-28                                 5.25        2,500,000          2,437,775
Total                                                                        15,713,677

Hawaii (0.2%)
Harbor System Revenue Bonds
   Series 1997 (MBIA Insured) A.M.T.
      07-01-27                                 5.50        1,000,000            990,130

Illinois (6.0%)
Chicago O'Hare International Airport
   General Revenue Bonds Series 1990A
   (AMBAC Insured) A.M.T.
      01-01-16                                 7.50        2,000,000          2,072,800
Chicago O'Hare International Airport Terminal
   Revenue Bonds (MBIA Insured) A.M.T.
      01-01-10                                 7.63        3,000,000          3,115,470
Chicago Public Building Commission
   Pre-refunded Revenue Bonds Series 1990A (MBIA Insured)
      01-01-15                                 7.13        5,000,000          5,312,351
Chicago Reform Board of Trustees
   Board of Education Unlimited Tax General Obligation
   Refunding Bonds Dedicated Tax Revenue
   Zero Coupon Series 1999A (FGIC Insured)
      12-01-21                                 5.27       10,465,000(d)       2,932,921
Cook County Consolidated High School
   District 200 Limited Tax General Obligation Bonds
   Oak Park Zero Coupon Series 1998 (FSA Insured)
      12-01-15                                 5.60        7,190,000(d)       2,894,047
      12-01-17                                 5.62        3,750,000(d)       1,341,375
McHenry County Community High School District
   157 Unlimited Tax Capital Appreciation General
   Obligation Bonds Zero Coupon Series 1998 (FSA Insured)
      12-01-17                                 5.60        5,790,000(d)       2,071,083
Southern Illinois University Housing & Auxiliary
   Facilities System Revenue Bonds
   Zero Coupon Series 1999A (MBIA Insured)
      04-01-26                                 5.55        4,000,000(d)         859,560
St. Clair County Public Community Building
   Capital Appreciation Revenue Bonds
   Zero Coupon Series 1997B (FGIC Insured)
      12-01-14                                 5.95        2,000,000(d)         863,740
St. Clair County Unlimited Tax Capital Appreciation
   General Obligation Bonds Zero Coupon
   Series 1999 (FGIC Insured)
      10-01-16                                 5.58        4,710,000(d)       1,786,079
      10-01-17                                 5.58        6,745,000(d)       2,413,698
      10-01-18                                 5.80        6,935,000(d)       2,242,848
      10-01-19                                 5.80        7,060,000(d)       2,140,592
Total                                                                        30,046,564

Indiana (2.4%)
Fort Wayne Hospital Authority Revenue Bonds
   Parkview Health System (MBIA Insured)
      11-15-28                                 4.75        2,500,000          2,188,800
Marion County Hospital Authority Refunding Revenue Bonds
   Methodist Hospital Series 1989 (MBIA Insured)
      09-01-13                                 6.50        4,000,000          4,059,960
State Health Facility Finance Authority Hospital
   Refunding Revenue Bonds Columbus Regional Hospital
   Series 1993 (CGIC Insured)
      08-15-15                                 7.00        5,000,000          5,823,250
Total                                                                        12,072,010

Kansas (0.5%)
Labette County Single Family Housing Revenue
   Bonds Series 1998A-2 (GNMA Insured)
      12-01-11                                 7.65          260,000            278,379
Sedgwick & Shawnee  Counties  Single  Family  Housing  Revenue  Mortgage  Backed
   Securities 1st Series 1997A (MBIA Insured) A.M.T.
      06-01-29                                 6.95        1,810,000(h)       1,977,299
Total                                                                         2,255,678

Louisiana (1.5%)
Energy & Power Authority Refunding Revenue Bonds
   Rodemacher Unit 2 Series 1991 (FGIC Insured)
      01-01-08                                 6.75        7,000,000          7,387,800

Maine (0.4%)
State Turnpike Authority Turnpike Revenue Bonds
   (MBIA Insured)
      07-01-18                                 6.00        1,790,000          1,941,094

Massachusetts (5.7%)
Health & Educational Facilities Authority
   Pre-refunded Bonds Northeastern University
   Series 1989C (AMBAC Insured)
      10-01-06                                 7.10        1,000,000          1,028,570
Health & Educational Facilities Authority
   Revenue Bonds Cape Cod Health System
   Series 1993A (Connie Lee Insured)
      11-15-21                                 5.25        4,000,000          3,817,480
Industrial Finance Agency Revenue Bonds
   Brandeis University (MBIA Insured)
      10-01-19                                 6.80        1,700,000          1,746,257
Municipal Wholesale Electric Power
   Supply System Refunding Revenue Bonds
   Series 1994B (MBIA Insured)
      07-01-11                                 4.75        5,250,000          4,978,103
Plymouth County Certificates of Participation
   Plymouth Correctional Facility Series 1999
   (AMBAC Insured)
      04-01-22                                 5.00        1,750,000          1,643,530
State Bay Transportation Authority Series 1995B
   (AMBAC Insured)
      03-01-25                                 5.38        4,000,000          3,936,760
State Health & Education Facilities Authority
   Revenue Bonds Southcoast Health System
   Series 1998A (MBIA Insured)
      07-01-27                                 4.75        3,000,000          2,637,780
State Health & Education Facilities Authority
   Revenue Bonds Valley Regional Health System
   Series 1994C (Connie Lee Insured)
      07-01-18                                 5.75        1,500,000          1,525,905
State Turnpike Authority Metro Highway System
   Revenue Bonds Series 1999A (AMBAC Insured)
      01-01-34                                 4.75        2,500,000          2,176,975
State Turnpike Authority Metro Highway System
   Senior Lien Revenue Bonds Toll Road
   Series 1997A (MBIA Insured)
      01-01-37                                 5.00        3,000,000          2,727,750
State Water Resource Authority Revenue Bonds
   Series 1992A (Secondary MBIA Insured)
      07-15-22                                 5.50        2,000,000          2,072,900
Total                                                                        28,292,010

Michigan (4.3%)
Almont Community Schools
   Unlimited Tax General Obligation Bonds
   Series 1996 (FGIC Insured)
      05-01-22                                 5.38        1,900,000          1,876,478
Genesee County Sewer Disposal System 3
   Limited Tax General Obligation Bonds
   Series 1996A (AMBAC Insured)
      04-01-16                                 5.50        1,400,000          1,416,352
Grand Rapids Sanitary Sewer System Revenue Bonds
   Series 1998A (FGIC Insured)
      01-01-28                                 4.75        3,000,000          2,678,040
Holly Area School District
   Unlimited Tax General Obligation
   Refunding Bonds (FGIC Insured)
      05-01-25                                 4.75        1,000,000            893,340
Iron Mountain School Unlimited Tax
   General Obligation Refunding Bonds (AMBAC Insured)
      05-01-21                                 5.13        1,500,000          1,431,645
Kalamazoo Hospital Finance Authority
   Refunding & Improvement Bonds
   Bronson Methodist Hospital (Secondary MBIA Insured)
      05-15-12                                 6.25        3,000,000          3,245,130
Lincoln Park School District Wayne County School Building
   & Site Unlimited Tax General Obligation Bonds
   (FGIC Insured)
      05-01-26                                 5.90        1,500,000          1,618,665
Monroe County  Pollution  Control  Refunding Bonds Detroit Edison Series 1992I-B
   (MBIA Insured) A.M.T.
      09-01-24                                 6.55        5,000,000          5,381,150
State Trunk Line Bonds Series 1998A (MBIA Insured)
      11-01-20                                 4.75        1,000,000            905,250
Wayne Charter County Airport Revenue Bonds
   Detroit Metro Wayne County Series 1998A
   (MBIA Insured) A.M.T.
      12-01-28                                 5.00        2,000,000          1,827,820
Total                                                                        21,273,870

Minnesota (2.1%)
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue Bonds
   Series 1993A (Secondary FGIC Insured)
      01-01-16                                 4.75        4,250,000          3,959,555
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue Bonds
   Zero Coupon Series 1994A (MBIA Insured)
      01-01-21                                 6.12        6,000,000(d)       1,825,860
Western Minnesota Municipal Power Agency
   Revenue Bonds Escrowed to Maturity (AMBAC Insured)
      01-01-16                                 6.75        4,500,000          4,742,550
Total                                                                        10,527,965

Mississippi (1.1%)
Alcorn County Hospital Refunding Revenue Bonds
   Magnolia Regional Hospital Center (AMBAC Insured)
      10-01-13                                 5.75        1,000,000          1,029,670
State Home  Single  Family  Mortgage  Revenue  Bonds  Series  1997H (GNMA & FNMA
   Insured) A.M.T.
      12-01-29                                 6.70        1,980,000(h)       2,112,026
State Home Single  Family  Mortgage  Revenue  Bonds Series 1999A (GNMA  Insured)
   A.M.T.
      06-01-31                                 5.25        2,000,000          2,140,840
Total                                                                         5,282,536

Montana (1.9%)
Forsyth Rosebud County Pollution Refunding
   Revenue Bonds Puget Sound Power & Light
   (AMBAC Insured) A.M.T.
      08-01-21                                 7.25        4,000,000          4,270,840
State Board of Investments Payroll Tax Bonds
   Worker's Compensation Program
   Series 1991 (MBIA Insured)
      06-01-20                                 6.88        4,750,000          5,079,508
Total                                                                         9,350,348

Nevada (1.0%)
Clark County Passenger  Facility Charge Revenue Bonds Las Vegas McCarren Airport
   Series 1995B (Secondary AMBAC Insured) A.M.T.
      07-01-25                                 5.50        5,000,000          4,921,200

New Hampshire (1.0%)
Industrial Development Authority Pollution Control
   Revenue Bonds Light & Power Series 1989 (AMBAC Insured) A.M.T.
      12-01-19                                 7.38        5,000,000          5,167,150

New Jersey (0.2%)
Carteret Board of Education Refunding
   Certificates of Participation
   Series 1999 (MBIA Insured)
      04-15-19                                 4.75        1,000,000            929,530

New Mexico (0.5%)
Rio Rancho Water & Wastewater System
   Refunding Revenue Bonds
   Series 1999 (AMBAC Insured)
      05-15-22                                 4.75        1,500,000          1,361,745
Santa Fe Water Revenue Bonds (AMBAC Insured)
      06-01-24                                 6.30        1,000,000          1,079,970
Total                                                                         2,441,715

New York (7.6%)
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds
   Series 1995A (Secondary MBIA Insured)
      06-15-23                                 5.50        5,000,000          5,012,450
State Dormitory Authority City University System
   Consolidated 3rd Resolution Revenue Bonds
   2nd Series 1994 (MBIA Insured)
      07-01-19                                 6.25        2,500,000          2,705,675
State Dormitory Authority State University Education Facility
   Revenue Bonds (Secondary AMBAC Insured)
      05-15-15                                 5.25        2,700,000          2,720,115
State Energy Resource & Development Authority
   Gas Facility Revenue Bonds Brooklyn Union Gas
   (MBIA Insured) A.M.T.
      06-01-25                                 5.60        4,500,000          4,505,625
State Energy Resource & Development Authority
   Pollution Control Bonds Series 1987A
   (MBIA Insured) A.M.T.
      07-01-26                                 6.15        3,000,000          3,148,620
State Energy  Research  &  Development  Authority  Pollution  Control  Refunding
   Revenue Bonds Rochester Gas & Electric (MBIA Insured) A.M.T.
      05-15-32                                 6.50        4,000,000          4,245,680
State Energy Research & Development  Authority Solid Waste  Development  Revenue
   Bonds State Gas & Electric Company Series A (MBIA Insured) A.M.T.
      12-01-28                                 5.70       11,210,000         11,281,183
State Urban Development Corporation Correctional
   Capital Facilities Lease Revenue Bonds
   Series 1995-96 (AMBAC Insured)
      01-01-25                                 5.38        3,000,000          2,956,980
State Urban Development Correction Facility
   Pre-refunded Revenue Bonds 1st Series 1990
   (FSA Insured)
      01-01-20                                 7.50        1,500,000          1,560,750
Total                                                                        38,137,078

North Carolina (1.3%)
Charlotte Pre-refunded Certificates of Participation
   Convention Facility Series 1991 (AMBAC Insured)
      12-01-21                                 6.75        3,150,000          3,404,237
Concord Certificate of Participation Series 1996B
   (MBIA Insured)
      06-01-16                                 5.75        1,480,000          1,518,317
Cumberland County Financial Corporation
   Installment Payment Miscellaneous Revenue Bonds
   Public Building & Equipment Series 1998 (MBIA Insured)
      12-01-17                                 4.75        1,640,000          1,505,733
Fayetteville Financial Corporation Installment Payment
   Revenue Bonds Series 1996 (MBIA Insured)
      02-01-14                                 5.63          300,000            308,307
Total                                                                         6,736,594

North Dakota (0.8%)
Fargo Health System Meritcare Obligated Group
   Revenue Bonds Series 1996A (MBIA Insured)
      06-01-27                                 5.38        4,350,000          4,224,329

Ohio (1.2%)
Lorain County Hospital Facilities Refunding Revenue Bonds
   EMH Regional Medical Center
   Series 1995 (AMBAC Insured)
      11-01-21                                 5.38        2,000,000          1,965,400
Lucas County Hospital Refunding Revenue Bonds
   St. Vincent's Medical Center Series 1993C (MBIA Insured)
      08-15-22                                 5.25        1,725,000          1,662,279
Montgomery County Hospital Facility
   Refunding Revenue & Improvement Bonds
   Ketter Medical Center
   Series 1996 (MBIA Insured)
      04-01-26                                 5.50        2,500,000          2,492,825
Total                                                                         6,120,504

Oklahoma (0.6%)
McAlester Public Works Authority Oklahoma Improvement
   Refunding Revenue Bonds (FSA Insured)
      12-01-17                                 5.25        1,470,000          1,526,507
      12-01-18                                 5.25        1,000,000          1,038,440
Moore Public Works Authority Refunding Revenue Bonds
   Series 1989 (AMBAC Insured)
      07-01-06                                 7.60          245,000            249,927
Total                                                                         2,814,874

Pennsylvania (4.4%)
Allegheny County Certificates of Participation
   County Courthouse Renovation
   Series 1999 (AMBAC Insured)
      12-01-28                                 5.00        3,000,000          2,778,300
Harrisburg Authority Dauphin County Revenue Bonds
   Series 1997-II (MBIA Insured)
      09-15-22                                 5.63        2,000,000          2,022,740
Philadelphia Gas Works Revenue Bonds
   General Ordinance 2nd Series 1998 (FSA Insured)
      07-01-29                                 5.00        4,325,000          3,997,079
Pittsburgh Water & Sewer Authority System
   Pre-refunded Revenue Bonds Series 1991A (FGIC Insured)
      09-01-14                                 6.50       10,000,000         10,690,900
Robinson Township Municipal Authority Water & Sewer
   Revenue Bonds (FGIC Insured)
      11-15-19                                 6.00        2,200,000          2,290,310
Total                                                                        21,779,329

Rhode Island (0.6%)
Health & Education Building Corporation Higher Education
   Facility Revenue Bonds Series 1996 (MBIA Insured)
      06-01-26                                 5.63        3,000,000          3,030,210

South Carolina (0.9%)
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds (FGIC Insured)
      01-01-21                                 6.25        1,000,000          1,112,800
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds Series 1998A (MBIA Insured)
      01-01-25                                 4.75        3,900,000          3,472,131
Total                                                                         4,584,931

Tennessee (1.5%)
Franklin Special School District Williamson County
   Limited Tax Capital Appreciation General Obligation Bonds
   Zero Coupon (FSA Insured)
      06-01-19                                 5.79        1,425,000(d)         465,163
      06-01-20                                 5.80        2,345,000(d)         722,190
Knox County Health Education & Housing Facility Board
   Hospital Refunding Revenue Bonds Fort Sanders
   Alliance Obligation Group Series 1993 (MBIA Insured)
      01-01-14                                 5.75        3,750,000          3,930,899
Metropolitan Government Nashville & Davidson Counties
   Sports Authority Public Improvement Revenue Bonds
   Series 1996 (AMBAC Insured)
      07-01-17                                 5.75        2,160,000          2,238,257
Total                                                                         7,356,509

Texas (18.1%)
Austin Airport  System  Prior Lien Revenue  Bonds  Series  1995A (MBIA  Insured)
    A.M.T.
      11-15-25                                 6.13        3,000,000          3,140,640
Austin Combined Utilities System Capital Appreciation
   Refunding Revenue Bonds Series 1994 Zero Coupon
   (FGIC Insured)
      05-15-17                                 5.83        5,900,000(d)       2,206,010
Austin Combined Utilities System Refunding Revenue Bonds
   Series 1994 (FGIC Insured)
      05-15-24                                 5.75        8,500,000          8,793,419
Austin Combined Utilities System Revenue Bonds
   Series 1987 (BIG Insured)
      11-15-12                                 8.63          750,000            837,368
      11-15-17                                 8.63          500,000            558,245
Bexar County Health Facility Development Hospital
   Revenue Bonds San Antonio Baptist Memorial
   Hospital System Series 1994 (MBIA Insured)
      08-15-19                                 6.75        5,000,000          5,584,200
Brazos River Authority Collateralized Pollution Control
   Refunding Revenue Bonds Texas Utility Electric
   Series 1992C (FGIC Insured) A.M.T.
      10-01-22                                 6.70       14,935,000         15,992,696
Colorado River Municipal Water District Water System
   Pre-refunded Revenue Bonds Series 1991A
   (AMBAC Insured)
      01-01-21                                 6.63        8,900,000          9,236,152
Corsicana Waterworks & Sewer System
   Refunding Revenue Bonds Series 1997A (FGIC Insured)
      08-15-22                                 5.75        2,075,000          2,118,285
Georgetown Combination Tax & Utilities System
   Limited Revenue Certificates of Obligation
   Series 1997 (FGIC Insured)
      08-15-17                                 5.38        1,000,000            998,210
Harris County Toll Road Senior Lien
   Pre-refunded Revenue Bonds Series 1992A
   (AMBAC Insured)
      08-15-17                                 6.50        8,170,000          8,850,397
Hillsboro Independent School District
   Unlimited Tax School Building & Refunding
   Revenue Bonds Series 1997
   (Permanent School Fund Guarantee)
      08-15-26                                 5.25        1,000,000            960,830
Houston Water & Sewer System
   Junior Lien Refunding Revenue Bonds
   Series 1997A (FGIC Insured)
      12-01-22                                 5.25        7,210,000          6,973,872
League City General Obligation
   Refunding & Improvement Bonds
   Series 1990 (FGIC Insured)
      02-01-13                                 6.25        2,500,000          2,584,500
Matagorda County Navigation District 1
   Collateralized Pollution Control Revenue Bonds
   Central Power & Light Series 1984A (AMBAC Insured)
      12-15-14                                 7.50        2,500,000          2,613,225
Matagorda County Navigation District 1 Pollution Control
   Refunding Revenue Bonds Houston Light & Power
   Series 1989E (FGIC Insured)
      12-01-18                                 7.20        2,150,000          2,222,176
Matagorda County Navigation District 1 Pollution Control
   Revenue Bonds Central Power & Light
   Series 1990 (AMBAC Insured) A.M.T.
      03-01-20                                 7.50        2,000,000          2,082,660
Mineral Wells Independent School Districts Palo
   Pinto & Parker Counties Unlimited Tax General Obligation
   School Building & Refunding Bonds Series 1998
   (Permanent School Fund Guarantee)
      02-15-28                                 4.75        2,000,000          1,774,360
Municipal Power Agency Refunding Revenue Bonds
   Series 1991A (AMBAC Insured)
      09-01-12                                 6.75        5,250,000          5,603,378
Rosenberg Limited Tax General Obligation Bonds
   Series 1998 (FSA Insured)
      03-01-16                                 4.50          740,000            653,213
      03-01-17                                 4.50          785,000            687,260
Turnpike Authority Dallas North Tollway Revenue Bonds
   Addison Airport Toll Tunnel Series 1994 (FGIC Insured)
      01-01-23                                 6.60        2,000,000          2,228,840
University of Houston System Consolidated
   Pre-refunded Revenue Bonds Series 1990A (MBIA Insured)
      02-15-06                                 7.40        3,160,000          3,238,210
Total                                                                        89,938,146

Vermont (0.2%)
University of Vermont & State Agricultural College
   Revenue Bonds Series 1998 (MBIA Insured)
      10-01-38                                 4.75        1,000,000            879,760

Virginia (5.5%)
Hanover County Industrial Development Authority
   Memorial Regional Medical Center (MBIA Insured)
      08-15-25                                 5.50        3,800,000          3,784,078
Loudoun County Sanitation Authority Waste & Sewer
   Refunding Revenue Bonds (MBIA Insured)
      01-01-30                                 5.25        1,435,000          1,394,633
Metropolitan Washington D.C. Airports Authority Airport
   System Revenue Bonds Series 1992A (MBIA Insured)
   A.M.T.
      10-01-19                                 6.63        9,420,000         10,095,603
Portsmouth Redevelopment Housing Authority
   Multi-family Housing Refunding Revenue Bonds
   (FNMA Insured)
      12-01-08                                 6.05        5,780,000          6,096,686
Upper Occoquan Sewer Authority Regional Sewer
   Revenue Bonds Series 1995A (MBIA Insured)
      07-01-29                                 4.75        4,000,000          3,572,400
William County Lease Certificate of Participation Bonds
   (MBIA Insured)
      12-01-20                                 5.50        2,590,000          2,593,315
Total                                                                        27,536,715

Washington (0.5%)
Central Puget Sound Regional Transit Authority
   Sales Tax Revenue Bonds (FGIC Insured)
      02-01-28                                 4.75        3,000,000          2,653,950

West Virginia (1.8%)
School Building Authority Capital Improvement
   Pre-refunded Revenue Bonds (MBIA Insured)
      07-01-15                                 7.25        3,415,000          3,606,786
School Building Authority Capital Improvement
   Revenue Bonds Series 1990B (MBIA Insured)
      07-01-17                                 6.75        5,000,000          5,257,400
Total                                                                         8,864,186

Wisconsin (0.5%)
Center District Sales Tax Appreciation Senior
   Dedicated Bonds Zero Coupon Series 1996A
   (MBIA Insured)
      12-15-17                                 6.03        4,000,000(d)       1,448,360
      12-15-21                                 5.45        3,045,000(d)         870,139
Southeast Professional Baseball Park District
   Sales Tax Revenue Bonds Zero Coupon
   (MBIA Insured)
      12-15-29                                 5.15        2,125,000(d)         383,626
Total                                                                         2,702,125

Wyoming (1.1%)
Central Regional Water System-Joint Powers Board
   Refunding Revenue Bonds (FSA Insured)
      06-01-30                                 5.25        4,000,000          3,880,280
Green River Joint Powers Board Water & Sewer
   Refunding Revenue Bonds Sweetwater County
   Series 1999A (FSA Insured)
      03-01-24                                 5.00        2,000,000          1,858,080
Total                                                                         5,738,360

Total municipal bonds
(Cost: $464,182,485)                                                       $494,859,418

Municipal notes (0.3%)
Issuer(c,f)                             Effective             Amount         Value(a)
                                            yield          payable at
                                                            maturity
Columbia Alabama Industrial Development Authority
   Pollution Control Revenue Bonds (Alabama Power)
   Series C V.R.
      10-01-22                                 3.40%      $1,400,000         $1,400,000
 Regents of the University of Michigan Hospital
   Revenue Bonds Series 1995A V.R.
      12-01-27                                 3.45          100,000            100,000

Total municipal notes
(Cost: $1,500,000)                                                           $1,500,000

Total investments in securities
(Cost: $465,682,485)(j)                                                    $496,359,418

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA     --   ACA Financial Guaranty Corporation
AMBAC   --   American Municipal Bond Association Corporation
BIG     --   Bond Investors Guarantee
CGIC    --   Capital Guaranty Insurance Company
FGIC    --   Financial Guarantee Insurance Corporation
FHA     --   Federal Housing Authority
FNMA    --   Federal National Mortgage Association
FSA     --   Financial Security Assurance
GNMA    --   Government National Mortgage Association
MBIA    --   Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.   --   Alternative Minimum Tax -- As of June 30, 1999, the value of securities subject to alternative minimum tax represented 19.62%
              of net assets.
B.A.N.   --   Bond Anticipation Note
C.P.     --   Commercial Paper
R.A.N.   --   Revenue Anticipation Note
T.A.N.   --   Tax Anticipation Note
T.R.A.N. --   Tax & Revenue Anticipation Note
V.R.     --   Variable Rate
V.R.D.B. --   Variable Rate Demand Bond
V.R.D.N. --   Variable Rate Demand Note

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 1999. Inverse floaters in the aggregate represent 2.40% of the Fund's net assets as of June 30, 1999.

(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1999.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 1999.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                 Notional amount

Purchase contracts
Municipal Bonds, Sept. 1999                           $7,200,000

(j) At June 30, 1999, the cost of securities for federal income tax purposes was $465,682,485 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                   $32,910,063
Unrealized depreciation                                    (2,233,130)
                                                           ----------
Net unrealized appreciation                               $30,676,933

PART C.    OTHER INFORMATION

Item 23. Exhibits

(a) Declaration of Trust, dated April 7, 1986, filed as Exhibit 1 to Registration Statement No. 33-5102, is incorporated by reference.

(b)      Amended By-laws,  dated June 8, 1989, filed electronically as Exhibit 2
         to  Registrant's   Post-Effective  Amendment  No.  29  to  Registration
         Statement No. 33-5102, are incorporated by reference.

(c) Certificate for shares of beneficial interest, filed as Exhibit 4 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-5102, is incorporated by reference.

(d) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995 is filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated by reference.

(e) Distribution Agreement between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. dated July 8, 1999, filed electronically as Exhibit (e) to Registrant's Post-Effective Amendment No. 22 File No. 33-20872 filed on or about August 26, 1999, is incorporated by reference. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated July 23, 1986, filed electronically as Exhibit 8 to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated by reference.

(h)(1)   Insurance   Agreement  between  IDS  Insured  Tax-Exempt  Fund  and
         Financial  Guaranty   Insurance   Company,   filed  as  Exhibit  9  to
         Pre-Effective Amendment No. 1 to Registration Statement No. 33-5102, is incorporated by reference.

(h)(2) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated by reference.

(h)(3)   License Agreement,  dated January 25, 1988, filed  electronically as
         Exhibit 9(e) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated by reference.

(h)(4) Shareholder Service Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated by reference.

(h)(5) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(6) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated Feb. 1, 1999, is incorporated by reference to Exhibit (h)(6) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-5102.

(i) Opinion and consent of counsel as to the legality of the securities being registered is incorporated by reference to Exhibit 10 to Registrant's Post-Effective Amendment No. 30 filed on or about Aug. 28, 1998.

(j)      Independent Auditors' Consent is filed electronically herewith.

(k)      Omitted Financial Statements:  Not Applicable.

(l)      Initial Capital Agreements:  Not Applicable.

(m) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc., is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement No. 2-72174 filed on or about July 30, 1999.

(n)      Financial Data Schedules: Not Applicable

(o) Rule 18f-3 Plan dated April 1999 is incorporated by reference to Exhibit (o) to IDS Precious Metals Fund Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745 filed on or about May 24, 1999.

(p)(1) Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated January 14, 1999, is incorporated by reference as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-5102.

(p)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated March 1, 1999 is incorporated by reference as Exhibit
         (p)(2) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-5102.

Item 24. Persons Controlled by or Under Common Control with Registrant

                  None.

Item 25. Indemnification

The Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he or she is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the laws of the Commonwealth of Massachusetts, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Senior Vice President
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
President and Chief Marketing
Officer

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Executive Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel
------------------------------- ---------------------------- ---------------------------- ----------------------------

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller
------------------------------- ---------------------------- ---------------------------- ----------------------------

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Debra A. Hutchinson             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Director
------------------------------- ---------------------------- ---------------------------- ----------------------------

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan D. Kinder,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board
------------------------------- ---------------------------- ---------------------------- ----------------------------

John M. Knight                  American Express Financial   IDS Tower 10                 Vice President
                                Advisors                     Minneapolis, MN  55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President
President

Kurt A Larson,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist
------------------------------- ---------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Timothy J. Masek                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Global Research
of Global Research
------------------------------- ---------------------------- ---------------------------- ----------------------------

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

William P. Miller,              Advisory Capital             IDS Tower 10                 Vice President
Vice President and Senior       Strategies Group Inc.        Minneapolis, MN 55440
Portfolio Manager

                                American Express Asset                                    Senior Vice President and
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Financial                                Vice President and Senior
                                Advisors Inc.                                             Portfolio Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Shashank B. Modak               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Vice President
                                Company

                                IDS Life Insurance Company                                Executive Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President and Project
Vice President and Project      Advisors Inc.                Minneapolis, MN 55440        Manager
Manager
------------------------------- ---------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Director and Senior Vice        Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Theresa M. Sapp                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Director, Senior Vice                                        Minneapolis, MN 55440
President and Chief Financial
Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115
------------------------------- ---------------------------- ---------------------------- ----------------------------

F. Dale Simmons,                AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Vice President
                                Insurance Company

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Partnership Services                                  Director and Vice President
                                Corporation

                                IDS Real Estate Services                                  Chairman of the Board and
                                Inc.                                                      President

                                IDS Realty Corporation                                    Director and Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary
------------------------------- ---------------------------- ---------------------------- ----------------------------

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President
Vice President and General      Advisors Inc.                Minneapolis, MN 55440
Auditor
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Keith N. Tufte                  American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Equity Research
of Equity Research
------------------------------- ---------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440
------------------------------- ---------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.
------------------------------- ---------------------------- ---------------------------- ----------------------------

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205
------------------------------- ---------------------------- ---------------------------- ----------------------------

Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         AXP Bond Fund,  Inc.; AXP California  Tax-Exempt  Trust;  AXP Discovery
         Fund,  Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.;
         AXP Federal  Income Fund,  Inc.;  AXP Global  Series,  Inc.; AXP Growth
         Fund, Inc.; AXP High Yield  Tax-Exempt  Fund,  Inc.; AXP  International
         Fund, Inc.; AXP Investment  Series,  Inc.; AXP Managed Retirement Fund,
         Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.;
         AXP New  Dimensions  Fund,  Inc.; AXP Precious  Metals Fund,  Inc.; AXP
         Progressive   Fund,   Inc.;  AXP  Selective  Fund,  Inc.;  AXP  Special
         Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Fund, Inc.;
         AXP Tax-Exempt  Bond Fund,  Inc.;  AXP Tax-Free  Money Fund,  Inc.; AXP
         Utilities  Income Fund,  Inc.,  Growth Trust;  Growth and Income Trust;
         Income Trust,  Tax-Free  Income Trust,  World Trust and IDS Certificate
         Company.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address    Position and Offices with           Offices with Registrant
                                       Underwriter
-------------------------------------- ----------------------------------- -----------------------------------
Ronald G. Abrahamson                   Vice President-Service Quality      None
IDS Tower 10                           and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                       Senior Vice President-Human         None
IDS Tower 10                           Resources
Minneapolis, MN  55440

Peter J. Anderson                      Senior Vice President-Investment    Vice President-Investments
IDS Tower 10                           Operations
Minneapolis, MN  55440

Ward D. Armstrong                      Vice President-American Express     None
IDS Tower 10                           Retirement Services
Minneapolis, MN  55440

John M. Baker                          Vice President-Plan Sponsor         None
IDS Tower 10                           Services
Minneapolis, MN  55440

Joseph M. Barsky III                   Vice President - Mutual Fund        None
IDS Tower 10                           Equities
Minneapolis, MN  55440

Timothy V. Bechtold                    Vice President-Risk Management      None
IDS Tower 10                           Products
Minneapolis, MN  55440

John D. Begley                         Group Vice President-Ohio/Indiana   None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                        Group Vice President-Los Angeles    None
Suite 900, E. Westside Twr             Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                         Vice President-Nonproprietary       None
IDS Tower 10                           Products
Minneapolis, MN  55440

Walter K. Booker                       Group Vice President-New Jersey     None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                      Group Vice President - San          None
1333 N. California Blvd., Suite 200    Francisco Area
Walnut Creek, CA  94596

Charles R. Branch                      Group Vice President-Northwest      None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                     Vice President-Sales Support        None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                         Corporate Senior Vice President     None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                     Vice President-American Express     None
IDS Tower 10                           Securities Services
Minneapolis, MN  55440

Mark W. Carter                         Senior Vice President and Chief     None
IDS Tower 10                           Marketing Officer
Minneapolis, MN  55440

James E. Choat                         Senior Vice President - Third       None
IDS Tower 10                           Party Distribution
Minneapolis, MN  55440

Kenneth J. Ciak                        Vice President and General          None
IDS Property Casualty                  Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                       Vice President-Advisor Staffing,    None
IDS Tower 10                           Training and Support
Minneapolis, MN 55440

Henry J. Cormier                       Group Vice President-Connecticut    None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                       Group Vice President-Arkansas/      None
Suite 200                              Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                         Group Vice                          None
Suite 312                              President-Carolinas/Eastern
7300 Carmel Executive Pk               Georgia
Charlotte, NC  28226

Colleen Curran                         Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Luz Maria Davis                        Vice President-Communications       None
IDS Tower 10
Minneapolis, MN  55440

Arthur E. Delorenzo                    Group Vice President - Upstate      None
4 Atrium Drive, #100                   New York
Albany, NY  12205

Scott M. DiGiammarino                  Group Vice                          None
Suite 500, 8045 Leesburg Pike          President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                       Group Vice President-Eastern        None
Two Datran Center                      Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                     Vice President-Assured Assets       None
IDS Tower 10                           Product Development and Management
Minneapolis, MN  55440

James P. Egge                          Group Vice President-Western        None
4305 South Louise, Suite 202           Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                          Senior Vice President, General      None
IDS Tower 10                           Counsel and Chief Compliance
Minneapolis, MN  55440                 Officer

Robert M. Elconin                      Vice President-Government           None
IDS Tower 10                           Relations
Minneapolis, MN  55440

Phillip W. Evans                       Group Vice President-Rocky          None
Suite 600                              Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                        Vice President-Mutual Fund Equity   None
IDS Tower 10                           Investments
Minneapolis, MN  55440

Douglas L. Forsberg                    Vice President - International      None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey P. Fox                         Vice President and Corporate        None
IDS Tower 10                           Controller
Minneapolis, MN  55440

William P. Fritz                       Group Vice President-Gateway        None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                           Group Vice President-Twin City      None
8500 Tower Suite 1770                  Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                        Vice President and Marketing        None
IDS Tower 10                           Controller
Minneapolis, MN  55440

Teresa A. Hanratty                     Group Vice President-Northern New   None
Suites 6&7                             England
169 South River Road
Bedford, NH  03110

Robert L. Harden                       Group Vice President-Boston Metro   None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                       Vice President-Insurance            None
IDS Tower 10                           Investments
Minneapolis, MN  55440

Scott A. Hawkinson                     Vice President and                  None
IDS Tower 10                           Controller-Private Client Group
Minneapolis, MN  55440

Brian M. Heath                         Group Vice President-North Texas    None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                        Vice President-Incentive            None
IDS Tower 10                           Management
Minneapolis, MN  55440

Jon E. Hjelm                           Group Vice President-Rhode          None
319 Southbridge Street                 Island/Central-Western
Auburn, MA  01501                      Massachusetts

David J. Hockenberry                   Group Vice President-Tennessee      None
30 Burton Hills Blvd.                  Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                      Vice President and Treasurer        None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                        Chairman, President and Chief       Board member
IDS Tower 10                           Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                      Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Debra A. Hutchinson                    Vice President - Relationship       None
IDS Tower 10                           Leader
Minneapolis, MN  55440

James M. Jensen                        Vice President-Insurance Product    None
IDS Tower 10                           Development and Management
Minneapolis, MN  55440

Marietta L. Johns                      Senior Vice President-Field         None
IDS Tower 10                           Management
Minneapolis, MN  55440

Nancy E. Jones                         Vice President-Business             None
IDS Tower 10                           Development
Minneapolis, MN  55440

Ora J. Kaine                           Vice President-Financial Advisory   None
IDS Tower 10                           Services
Minneapolis, MN  55440

Linda B. Keene                         Vice President-Market Development   None
IDS Tower 10
Minneapolis, MN  55440

G. Michael Kennedy                     Vice President - Senior Portfolio   None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Susan D. Kinder                        Senior Vice                         None
IDS Tower 10                           President-Distribution Services
Minneapolis, MN  55440

Richard W. Kling                       Senior Vice President-Products      None
IDS Tower 10
Minneapolis, MN  55440

John M. Knight                         Vice President-Investment           Treasurer
IDS Tower 10                           Accounting
Minneapolis, MN  55440

Paul F. Kolkman                        Vice President-Actuarial Finance    None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                        Vice President-Service Quality      None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                       Group Vice President-Greater        None
Suite 108                              Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                      Director and Senior Vice            None
IDS Tower 10                           President-Field Management and
Minneapolis, MN  55440                 Business Systems

Mitre Kutanovski                       Group Vice President-Chicago Metro  None
Suite 680
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                         Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Lori J. Larson                         Vice President-Brokerage and        None
IDS Tower 10                           Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                   Vice President and Chief U.S.       None
IDS Tower 10                           Economist
Minneapolis, MN  55440

Peter A. Lefferts                      Senior Vice President-Corporate     None
IDS Tower 10                           Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                     Director and Executive Vice         None
IDS Tower 10                           President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                       Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Fred A. Mandell                        Vice President-Field Marketing      None
IDS Tower 10                           Readiness
Minneapolis, MN  55440

Daniel E. Martin                       Group Vice President-Pittsburgh     None
Suite 650                              Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                       Vice President and Director of      None
IDS Tower 10                           Global Research
Minnapolis, MN  55440

Sarah A. Mealey                        Vice President-Mutual Funds         None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                         Vice President-Assured Assets       None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                      Vice President and Senior           None
IDS Tower 10                           Portfolio Manager
Minneapolis, MN  55440

Shashank B. Modak                      Vice President - Technology Leader  None
IDS Tower 10
Minneapolis, MN  55440

Pamela J. Moret                        Vice President-Variable Assets      None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                    Group Vice President-Central        None
Suite 200                              California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                        Senior Vice President-Client        None
IDS Tower 10                           Service
Minneapolis, MN  55440

Mary Owens Neal                        Vice President-Mature Market        None
IDS Tower 10                           Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                     Group Vice President-New York       None
Suite 220                              Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                     Vice President-Advisory Business    None
IDS Tower 10                           Systems
Minneapolis, MN 55440

James R. Palmer                        Vice President-Taxes                None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                         Group Vice                          None
10200 SW Greenburg Road                President-Portland/Eugene
Suite 110
Portland, OR 97223

Carla P. Pavone                        Vice President-Compensation and     None
IDS Tower 10                           Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                      Senior Vice President-Group         None
IDS Tower 10                           Relationship Leader/American
Minneapolis, MN  55440                 Express Technologies Financial
                                       Services

Susan B. Plimpton                      Vice President-Marketing Services   None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                          Group Vice President-Philadelphia   None
One Tower Bridge                       Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                       Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Diana R. Prost                         Group Vice                          None
3030 N.W. Expressway                   President-Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                         Vice President and Project          None
IDS Tower 10                           Manager-Platform I Value Enhanced
Minneapolis, MN  55440

Frederick C. Quirsfeld                 Senior Vice President-Fixed Income  Vice President - Fixed Income
IDS Tower 10                                                               Investments
Minneapolis, MN  55440

Rollyn C. Renstrom                     Vice President-Corporate Planning   None
IDS Tower 10                           and Analysis
Minneapolis, MN  55440

R. Daniel Richardson III               Group Vice President-Southern       None
Suite 800                              Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                      Senior Vice President-Field         None
IDS Tower 10                           Management and Financial Advisory
Minneapolis, MN  55440                 Service

Stephen W. Roszell                     Senior Vice                         None
IDS Tower 10                           President-Institutional
Minneapolis, MN  55440

Max G. Roth                            Group Vice                          None
Suite 201 S IDS Ctr                    President-Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Erven A. Samsel                        Senior Vice President-Field         None
45 Braintree Hill Park                 Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                        Vice President - Relationship       None
IDS Tower 10                           Leader
Minneapolis, MN  55440

Russell L. Scalfano                    Group Vice                          None
Suite 201                              President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                      Group Vice President-Arizona/Las    None
Suite 205                              Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                     Senior Vice President and Chief     None
IDS Tower 10                           Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                       Vice President-Property Casualty    None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                        Vice President-Senior Portfolio     None
IDS Tower 10                           Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                       Vice President-Quality and          None
IDS Tower 10                           Service Support
Minneapolis, MN  55440

James B. Solberg                       Group Vice President-Eastern Iowa   None
466 Westdale Mall                      Area
Cedar RapIDS, IA  52404

Bridget Sperl                          Vice President-Geographic Service   None
IDS Tower 10                           Teams
Minneapolis, MN  55440

Paul J. Stanislaw                      Group Vice President-Southern       None
Suite 1100                             California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                        Vice President - Marketing Offer    None
IDS Tower 10                           Development
Minneapolis, MN  55440

Lois A. Stilwell                       Group Vice President-Outstate       None
Suite 433                              Minnesota Area/ North
9900 East Bren Road                    Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                  Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

James J. Strauss                       Vice President and General Auditor  None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey J. Stremcha                    Vice President-Information          None
IDS Tower 10                           Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                 Vice President-Channel Development  None
IDS Tower 10
Minneapolis, MN  55440

Craig P. Taucher                       Group Vice                          None
Suite 150                              President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                         Group Vice                          None
Suite 425                              President-Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                         Senior Vice President               Board Member
IDS Tower 10
Minneapolis, MN  55440

Keith N. Tufte                         Vice President and Director of      None
IDS Tower 10                           Equity Research
Minneapolis, MN  55440

Peter S. Velardi                       Group Vice                          None
Suite 180                              President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                Group Vice President-Detroit Metro  None
8115 East Jefferson Avenue
Detroit, MI  48214

Donald F. Weaver                       Group Vice President-Greater        None
3500 Market Street, Suite 200          Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                      Senior Vice President - Alliance    None
1010 Main St. Suite 2B                 Group
Huntington Beach, CA  92648

Michael L. Weiner                      Vice President-Tax Research and     None
IDS Tower 10                           Audit
Minneapolis, MN  55440

Lawrence J. Welte                      Vice President-Investment           None
IDS Tower 10                           Administration
Minneapolis, MN  55440

Jeffry M. Welter                       Vice President-Equity and Fixed     None
IDS Tower 10                           Income Trading
Minneapolis, MN  55440

Thomas L. White                        Group Vice President-Cleveland      None
Suite 200                              Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                       Group Vice President-Virginia       None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                    Group Vice President-Western        None
Two North Tamiami Trail                Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                      Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Michael D. Wolf                        Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Michael R. Woodward                    Senior Vice President-Field         None
32 Ellicott St                         Management
Suite 100
Batavia, NY  14020


Item 27(c).       Not applicable.

Item 28.          Location of Accounts and Records

                  American Express Financial Corporation
                  IDS Tower 10
                  Minneapolis, MN  55440

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertakings

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Special Tax-Exempt Series Trust, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of August, 1999.

AXP SPECIAL TAX-EXEMPT SERIES TRUST


By  /s/  Arne H. Carlson**
         Arne H. Carlson, Chief Executive Officer


By  /s/  John Knight
         John Knight, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of August, 1999.

Signature                                            Capacity

/s/  H. Brewster Atwater, Jr.*                       Trustee
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Trustee
     Lynn V. Cheney

/s/  William H. Dudley*                              Trustee
     William H. Dudley

/s/  David R. Hubers*                                Trustee
     David R. Hubers

/s/  Heinz F. Hutter*                                Trustee
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Trustee
     Anne P. Jones

/s/  William R. Pearce*                              Trustee
     William R. Pearce

Signature                                            Capacity


/s/  Alan K. Simpson*                                Trustee
     Alan K. Simpson

/s/  John R. Thomas*                                 Trustee
     John R. Thomas

/s/  C. Angus Wurtele*                               Trustee
     C. Angus Wurtele


*Signed pursuant to Trustees' Power of Attorney, dated January 14, 1999, is incorporated by reference as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-5102, by:



/s/ Leslie L. Ogg
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, dated March 1, 1999, is incorporated by reference as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 31 to Registration Statement No. 33-5102, by:



/s/ Leslie L. Ogg
Leslie L. Ogg

CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 32
TO REGISTRATION STATEMENT NO. 33-5102

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

PART A

         Prospectus for AXP California, Massachusetts, Michigan, Minnesota, \ New York and Ohio Tax-Exempt Funds.

         Prospectus for AXP Insured Tax-Exempt Fund.

PART B

         Statement of Additional Information for AXP California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds.

         Statement of Additional Information for AXP Insured Tax-Exempt Fund.

PART C

         Other information.

The signatures.